UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22509

LoCorr Investment Trust

(Exact name of registrant as specified in charter)

687 Excelsior Blvd

Excelsior, MN 55331

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street

Cleveland, OH 44114

(Name and address of agent for service)

952.767.2920

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

LoCorr Dynamic Opportunity Fund
Class A | LEQAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$263	2.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (A share class) finished the year up +2.66%, trailing the Morningstar Long-Short Equity category, which closed up +10.47%. Following a drawdown at the beginning of the year, attributable to higher-than-expected reciprocal tariffs announced by the Trump administration, the S&P 500 Index rallied nearly +39% from its April low through the end of the period. For the third consecutive year, the market was led by the Communication Services and Information Technology sectors, with companies in both sectors experiencing strong earnings growth and forecasts driven by Artificial Intelligence. The Fund capitalized on this gain as the long book was a positive contributor in 2025, while the short book was a detractor.

Top Contributors
↑	1. Unity Software, Inc.
↑	2. Rocket Cos, Inc.
↑	3. Evercore, Inc.

Top Detractors
↓	1. RH
↓	2. Victoria’s Secret & Co.
↓	3. Cable One, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-AR-540132701

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	2.66	4.15	4.87
Class A (with sales charge)	-3.24	2.92	4.25
S&P 500 TR	17.88	14.42	14.82
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,603,522
Number of Holdings	55
Net Advisory Fee	$481,893
Portfolio Turnover	1,506%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Elastic NV	4.7%
Unity Software, Inc.	4.6%
RH	4.6%
Penn National Gaming, Inc.	4.2%
Wynn Resorts Ltd.	4.1%
SentinelOne, Inc.	4.1%
Braze, Inc.	4.1%
Verizon Communications, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.7%
Kinder Morgan, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 2	TSR-AR-540132701

LoCorr Dynamic Opportunity Fund
Class C | LEQCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$338	3.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (C share class) finished the year up +1.96%, trailing the Morningstar Long-Short Equity category, which closed up +10.47%. Following a drawdown at the beginning of the year, attributable to higher-than-expected reciprocal tariffs announced by the Trump administration, the S&P 500 Index rallied nearly +39% from its April low through the end of the period. For the third consecutive year, the market was led by the Communication Services and Information Technology sectors, with companies in both sectors experiencing strong earnings growth and forecasts driven by Artificial Intelligence. The Fund capitalized on this gain as the long book was a positive contributor in 2025, while the short book was a detractor.

Top Contributors
↑	1. Unity Software, Inc.
↑	2. Rocket Cos, Inc.
↑	3. Evercore, Inc.

Top Detractors
↓	1. RH
↓	2. Victoria’s Secret & Co.
↓	3. Cable One, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-AR-540132800

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	1.96	3.37	4.08
Class C (with sales charge)	1.96	3.37	4.08
S&P 500 TR	17.88	14.42	14.82
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,603,522
Number of Holdings	55
Net Advisory Fee	$481,893
Portfolio Turnover	1,506%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Elastic NV	4.7%
Unity Software, Inc.	4.6%
RH	4.6%
Penn National Gaming, Inc.	4.2%
Wynn Resorts Ltd.	4.1%
SentinelOne, Inc.	4.1%
Braze, Inc.	4.1%
Verizon Communications, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.7%
Kinder Morgan, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 2	TSR-AR-540132800

LoCorr Dynamic Opportunity Fund
Class I | LEQIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$238	2.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (I share class) finished the year up +2.93%, trailing the Morningstar Long-Short Equity category, which closed up +10.47%. Following a drawdown at the beginning of the year, attributable to higher-than-expected reciprocal tariffs announced by the Trump administration, the S&P 500 Index rallied nearly +39% from its April low through the end of the period. For the third consecutive year, the market was led by the Communication Services and Information Technology sectors, with companies in both sectors experiencing strong earnings growth and forecasts driven by Artificial Intelligence. The Fund capitalized on this gain as the long book was a positive contributor in 2025, while the short book was a detractor.

Top Contributors
↑	1. Unity Software, Inc.
↑	2. Rocket Cos, Inc.
↑	3. Evercore, Inc.

Top Detractors
↓	1. RH
↓	2. Victoria’s Secret & Co.
↓	3. Cable One, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-AR-540132883

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	2.93	4.41	5.14
S&P 500 TR	17.88	14.42	14.82
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,603,522
Number of Holdings	55
Net Advisory Fee	$481,893
Portfolio Turnover	1,506%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Elastic NV	4.7%
Unity Software, Inc.	4.6%
RH	4.6%
Penn National Gaming, Inc.	4.2%
Wynn Resorts Ltd.	4.1%
SentinelOne, Inc.	4.1%
Braze, Inc.	4.1%
Verizon Communications, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.7%
Kinder Morgan, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 2	TSR-AR-540132883

LoCorr Hedged Core Fund
Class A | LHEAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$211	2.08%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The LoCorr Hedged Core Fund (A share class) finished the year up +2.54%, generating profits in both its diversified global macro strategy and its commodity-focused strategy. The Morningstar Macro Trading category returned +9.03%, though it is worth noting that the benchmark is highly concentrated with only twelve distinct constituents, with the top five performing strategies generating an average daily correlation of 0.58 to the S&P 500 versus a correlation of just 0.18 for the Fund. Metals and equity trading generated strong positive returns for the Fund. Positions in interest rates, agricultural commodities, and currencies detracted.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. Commodity-linked Equities

Top Detractors
↓	1. Crude Oil
↓	2. Electricity
↓	3. Gasoline RBOB
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Hedged Core Fund	PAGE 1	TSR-AR-540132719

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/10/2024)
Class A (without sales charge)	2.54	-1.99
Class A (with sales charge)	-3.31	-5.84
Bloomberg U.S. Aggregate Bond Index	7.30	5.72
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$242,853,161
Number of Holdings	381
Net Advisory Fee	$3,184,988
Portfolio Turnover	75%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

U.S. Treasury Securities (33.3%)
Corporate Bonds (19.4%)
Mortgage-Backed Securities (11.6%)
Asset-Backed Securities (8.6%)
Commodity Pools (8.5%)
U.S. Government Agency Issues (6.1%)
Futures Contracts (0.3%)
Forwards (0.1%)
Total Return Swaps (-1.9%)
Cash & Other (14.0%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	33.3%
Galaxy Commodity-Polaris II Fund LLC	8.5%
Fannie Mae Connecticut Avenue Securities	3.5%
Federal Farm Credit Banks Funding Corp	3.4%
Federal Home Loan Banks	2.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.1%
Mars, Inc.	1.8%
Morgan Stanley Private Bank NA	1.5%
Bank of America Corp.	1.5%
BX Trust	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Hedged Core Fund	PAGE 2	TSR-AR-540132719

LoCorr Hedged Core Fund
Class I | LHEIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$186	1.83%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The LoCorr Hedged Core Fund (I share class) finished the year up +2.79%, generating profits in both its diversified global macro strategy and its commodity-focused strategy. The Morningstar Macro Trading category returned +9.03%, though it is worth noting that the benchmark is highly concentrated with only twelve distinct constituents, with the top five performing strategies generating an average daily correlation of 0.58 to the S&P 500 versus a correlation of just 0.18 for the Fund. Metals and equity trading generated strong positive returns for the Fund. Positions in interest rates, agricultural commodities, and currencies detracted.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. Commodity-linked Equities

Top Detractors
↓	1. Crude Oil
↓	2. Electricity
↓	3. Gasoline RBOB
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
LoCorr Hedged Core Fund	PAGE 1	TSR-AR-540132685

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/10/2024)
Class I (without sales charge)	2.79	-1.73
Bloomberg U.S. Aggregate Bond Index	7.30	5.72
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$242,853,161
Number of Holdings	381
Net Advisory Fee	$3,184,988
Portfolio Turnover	75%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	33.3%
Galaxy Commodity-Polaris II Fund LLC	8.5%
Fannie Mae Connecticut Avenue Securities	3.5%
Federal Farm Credit Banks Funding Corp	3.4%
Federal Home Loan Banks	2.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.1%
Mars, Inc.	1.8%
Morgan Stanley Private Bank NA	1.5%
Bank of America Corp.	1.5%
BX Trust	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Hedged Core Fund	PAGE 2	TSR-AR-540132685

LoCorr Long/Short Commodities Strategy Fund
Class A | LCSAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$208	2.07%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (A share class) finished the year up +0.88%, producing positive results in a volatile year for commodity markets. This result trailed the +3.76% return for the  Morningstar Systematic Trend category, as the Fund’s allocation to unique strategies outside of trend following lagged in the second half of the year in what proved to be a strong environment for momentum-oriented approaches. Precious metals primarily drove gains, though industrial metals were also an area of profitability along with commodity-linked equities. Positions in energy, grains, and softs were detractors. Livestock trading was not a material driver of performance.

Top Contributors
↑	1. Gold
↑	2. Commodity-linked equities
↑	3. Copper

Top Detractors
↓	1. Electricity
↓	2. Gasoline RBOB
↓	3. Carbon
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-AR-540132404

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.88	1.59	2.78
Class A (with sales charge)	-4.95	0.40	2.17
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$354,858,808
Number of Holdings	133
Net Advisory Fee	$6,982,808
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	34.0%
Galaxy Commodity - Polaris Fund LLC	14.2%
Fannie Mae Connecticut Avenue Securities	4.3%
Federal Home Loan Banks	2.6%
Mars, Inc.	1.7%
Bank of America Corp.	1.3%
Morgan Stanley Private Bank NA	1.4%
SMR Mortgage Trust	1.0%
JPMorgan Chase & Co.	1.0%
PKHL Commercial Mortgage Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-AR-540132404

LoCorr Long/Short Commodities Strategy Fund
Class C | LCSCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$282	2.82%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (C share class) finished the year up +0.11%, producing positive results in a volatile year for commodity markets. This result trailed the +3.76% return for the Morningstar Systematic Trend category, as the Fund’s allocation to unique strategies outside of trend following lagged in the second half of the year in what proved to be a strong environment for momentum-oriented approaches. Precious metals primarily drove gains, though industrial metals were also an area of profitability along with commodity-linked equities. Positions in energy, grains, and softs were detractors. Livestock trading was not a material driver of performance.

Top Contributors
↑	1. Gold
↑	2. Commodity-linked equities
↑	3. Copper

Top Detractors
↓	1. Electricity
↓	2. Gasoline RBOB
↓	3. Carbon
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-AR-540132503

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	0.11	0.80	2.00
Class C (with sales charge)	0.11	0.80	2.00
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$354,858,808
Number of Holdings	133
Net Advisory Fee	$6,982,808
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	34.0%
Galaxy Commodity - Polaris Fund LLC	14.2%
Fannie Mae Connecticut Avenue Securities	4.3%
Federal Home Loan Banks	2.6%
Mars, Inc.	1.7%
Bank of America Corp.	1.3%
Morgan Stanley Private Bank NA	1.4%
SMR Mortgage Trust	1.0%
JPMorgan Chase & Co.	1.0%
PKHL Commercial Mortgage Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-AR-540132503

LoCorr Long/Short Commodities Strategy Fund
Class I | LCSIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$183	1.82%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (I share class) finished the year up +1.14%, producing positive results in a volatile year for commodity markets. This result slightly trailed the +3.76% return for the Morningstar Systematic Trend category, as the Fund’s allocation to unique strategies outside of trend following lagged in the second half of the year in what proved to be a strong environment for momentum-oriented approaches. Precious metals primarily drove gains, though industrial metals were also an area of profitability along with commodity-linked equities. Positions in energy, grains, and softs were detractors. Livestock trading was not a material driver of performance.

Top Contributors
↑	1. Gold
↑	2. Commodity-linked equities
↑	3. Copper

Top Detractors
↓	1. Electricity
↓	2. Gasoline RBOB
↓	3. Carbon
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-AR-540132602

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.14	1.82	3.04
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$354,858,808
Number of Holdings	133
Net Advisory Fee	$6,982,808
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	34.0%
Galaxy Commodity - Polaris Fund LLC	14.2%
Fannie Mae Connecticut Avenue Securities	4.3%
Federal Home Loan Banks	2.6%
Mars, Inc.	1.7%
Bank of America Corp.	1.3%
Morgan Stanley Private Bank NA	1.4%
SMR Mortgage Trust	1.0%
JPMorgan Chase & Co.	1.0%
PKHL Commercial Mortgage Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-AR-540132602

LoCorr Macro Strategies Fund
Class A | LFMAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$218	2.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the Fund (A share class) was up +2.56% as the Fund’s combination of sub-advisers provided stable returns and prevented large  drawdowns. The Fund underperformed the +3.76% gain for the Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. DAX

Top Detractors
↓	1. Brent Crude
↓	2. UK Gilt
↓	3. Euro
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Macro Strategies Fund	PAGE 1	TSR-AR-540132107

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	2.56	3.17	3.67
Class A (with sales charge)	-3.38	1.96	3.06
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,481,678,840
Number of Holdings	451
Net Advisory Fee	$25,649,201
Portfolio Turnover	62%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	38.9%
Federal National Mortgage Association	4.0%
Fannie Mae Connecticut Avenue Securities	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.3%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.7%
Morgan Stanley Private Bank NA	1.6%
Bank of America Corp.	1.6%
Federal Home Loan Banks	1.2%
JPMorgan Chase & Co.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-AR-540132107

LoCorr Macro Strategies Fund
Class C | LFMCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$293	2.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the Fund (C share class) was up +1.74% as it was able to capitalize on many of the major market themes driving markets. The Fund  underperformed the +3.76% gain for the Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. DAX

Top Detractors
↓	1. Brent Crude
↓	2. UK Gilt
↓	3. Euro
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Macro Strategies Fund	PAGE 1	TSR-AR-540132206

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	1.74	2.41	2.91
Class C (with sales charge)	1.74	2.41	2.91
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,481,678,840
Number of Holdings	451
Net Advisory Fee	$25,649,201
Portfolio Turnover	62%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	38.9%
Federal National Mortgage Association	4.0%
Fannie Mae Connecticut Avenue Securities	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.3%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.7%
Morgan Stanley Private Bank NA	1.6%
Bank of America Corp.	1.6%
Federal Home Loan Banks	1.2%
JPMorgan Chase & Co.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-AR-540132206

LoCorr Macro Strategies Fund
Class I | LFMIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$193	1.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the Fund (I share class) was up +2.77% as the Fund’s combination of sub-advisers provided stable returns and prevented large drawdowns. The Fund underperformed the +3.76% gain for the Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. DAX

Top Detractors
↓	1. Brent Crude
↓	2. UK Gilt
↓	3. Euro
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
LoCorr Macro Strategies Fund	PAGE 1	TSR-AR-540132305

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	2.77	3.42	3.93
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,481,678,840
Number of Holdings	451
Net Advisory Fee	$25,649,201
Portfolio Turnover	62%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	38.9%
Federal National Mortgage Association	4.0%
Fannie Mae Connecticut Avenue Securities	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.3%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.7%
Morgan Stanley Private Bank NA	1.6%
Bank of America Corp.	1.6%
Federal Home Loan Banks	1.2%
JPMorgan Chase & Co.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-AR-540132305

LoCorr Market Trend Fund
Class A | LOTAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$210	2.06%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the Fund (A share class) was up +3.72% as it was able to capitalize on many of the major market themes driving markets. The Fund slightly underperformed the +3.76% gain for the Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. Copper

Top Detractors
↓	1. Euro
↓	2. Brent Crude
↓	3. Low Sulfur Gas
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Market Trend Fund	PAGE 1	TSR-AR-540132842

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	3.72	4.92	2.41
Class A (with sales charge)	-2.25	3.69	1.81
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$285,742,937
Number of Holdings	236
Net Advisory Fee	$4,639,257
Portfolio Turnover	81%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	35.0%
Fannie Mae Connecticut Avenue Securities	4.5%
Federal Home Loan Banks	2.7%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.5%
Morgan Stanley Private Bank NA	1.5%
Bank of America Corp.	1.5%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
JPMorgan Chase & Co.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 2	TSR-AR-540132842

LoCorr Market Trend Fund
Class C | LOTCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$285	2.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the Fund (C share class) was up +2.85% as it was able to capitalize on many of the major market themes driving markets. The Fund underperformed the +3.76% gain for the Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. Copper

Top Detractors
↓	1. Euro
↓	2. Brent Crude
↓	3. Low Sulfur Gas
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Market Trend Fund	PAGE 1	TSR-AR-540132834

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	2.85	4.12	1.63
Class C (with sales charge)	2.85	4.12	1.63
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$285,742,937
Number of Holdings	236
Net Advisory Fee	$4,639,257
Portfolio Turnover	81%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	35.0%
Fannie Mae Connecticut Avenue Securities	4.5%
Federal Home Loan Banks	2.7%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.5%
Morgan Stanley Private Bank NA	1.5%
Bank of America Corp.	1.5%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
JPMorgan Chase & Co.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 2	TSR-AR-540132834

LoCorr Market Trend Fund
Class I | LOTIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$185	1.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the  LoCorr Market Trend Fund (I share class) was up +3.99% as it was able to capitalize on many of the major market themes driving markets. The Fund outperformed the +3.76% gain for the  Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. Copper

Top Detractors
↓	1. Euro
↓	2. Brent Crude
↓	3. Low Sulfur Gas
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
LoCorr Market Trend Fund	PAGE 1	TSR-AR-540132826

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	3.99	5.17	2.66
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$285,742,937
Number of Holdings	236
Net Advisory Fee	$4,639,257
Portfolio Turnover	81%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	35.0%
Fannie Mae Connecticut Avenue Securities	4.5%
Federal Home Loan Banks	2.7%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.5%
Morgan Stanley Private Bank NA	1.5%
Bank of America Corp.	1.5%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
JPMorgan Chase & Co.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 2	TSR-AR-540132826

LoCorr Spectrum Income Fund
Class A | LSPAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$215	2.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The LoCorr Spectrum Income Fund (A share class) finished the year in positive territory, returning +9.45% and outperforming the  Bloomberg U.S. Aggregate Bond Index, which gained +7.30%. The Fund’s largest contributors during the year were gold mining companies, which benefited from rising gold prices, and mortgage REITs, which profited from borrowing at lower short-term rates and investing at higher long-term yields. Increased activity in near-the-money calls, writing on stable, liquid C-corporations to generate additional income was also a tailwind for the portfolio.

Top Contributors
↑	1. Newmont Corp.
↑	2. Agnico Eagle Mines Ltd.
↑	3. Barrick Mining Corp.

Top Detractors
↓	1. Kinetik Holdings, Inc.
↓	2. FS KKR Capital Corp.
↓	3. ONEOK, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Spectrum Income Fund	PAGE 1	TSR-AR-540132875

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	9.45	5.47	4.29
Class A (with sales charge)	3.14	4.21	3.68
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$69,229,086
Number of Holdings	85
Net Advisory Fee	$903,003
Portfolio Turnover	66%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

- Common Stocks (28.0%)
- Master Limited Partnerships (22.2%)
- Real Estate Investment Trusts - Common (20.5%)
- Closed-End Funds (11.9%)
- Business Development Companies (10.4%)
- Preferred Stocks (1.0%)
- Royalty Trusts (0.9%)
- Written Options (-0.3%)
- Cash & Other (5.4%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.2%
Ares Capital Corp.	2.8%
Blackstone Secured Lending Fund	2.7%
Invesco Mortgage Capital, Inc.	2.4%
Anglogold Ashanti PLC	2.3%
CVR Partners LP	2.3%
Dynex Capital, Inc.	2.3%
Cheniere Energy Partners LP	2.2%
MPLX LP	2.1%
Enterprise Products Partners LP	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-AR-540132875

LoCorr Spectrum Income Fund
Class C | LSPCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$292	2.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The LoCorr Spectrum Income Fund (C share class) finished the year in positive territory, returning +8.77% and outperforming the  Bloomberg U.S. Aggregate Bond Index, which gained +7.30%. The Fund’s largest contributors during the year were gold mining companies, which benefited from rising gold prices, and mortgage REITs, which profited from borrowing at lower short-term rates and investing at higher long-term yields. Increased activity in near-the-money calls, writing on stable, liquid C-corporations to generate additional income was also a tailwind for the portfolio.

Top Contributors
↑	1. Newmont Corp.
↑	2. Agnico Eagle Mines Ltd.
↑	3. Barrick Mining Corp.

Top Detractors
↓	1. Kinetik Holdings, Inc.
↓	2. FS KKR Capital Corp.
↓	3. ONEOK, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Spectrum Income Fund	PAGE 1	TSR-AR-540132867

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	8.77	4.72	3.51
Class C (with sales charge)	8.77	4.72	3.51
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$69,229,086
Number of Holdings	85
Net Advisory Fee	$903,003
Portfolio Turnover	66%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.2%
Ares Capital Corp.	2.8%
Blackstone Secured Lending Fund	2.7%
Invesco Mortgage Capital, Inc.	2.4%
Anglogold Ashanti PLC	2.3%
CVR Partners LP	2.3%
Dynex Capital, Inc.	2.3%
Cheniere Energy Partners LP	2.2%
MPLX LP	2.1%
Enterprise Products Partners LP	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-AR-540132867

LoCorr Spectrum Income Fund
Class I | LSPIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$189	1.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The LoCorr Spectrum Income Fund (I share class) finished the year in positive territory, returning +9.84% and outperforming the  Bloomberg U.S. Aggregate Bond Index, which gained +7.30%. The Fund’s largest contributors during the year were gold mining companies, which benefited from rising gold prices, and mortgage REITs, which profited from borrowing at lower short-term rates and investing at higher long-term yields. Increased activity in near-the-money calls, writing on stable, liquid C-corporations to generate additional income was also a tailwind for the portfolio.

Top Contributors
↑	1. Newmont Corp.
↑	2. Agnico Eagle Mines Ltd.
↑	3. Barrick Mining Corp.

Top Detractors
↓	1. Kinetik Holdings, Inc.
↓	2. FS KKR Capital Corp.
↓	3. ONEOK, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
LoCorr Spectrum Income Fund	PAGE 1	TSR-AR-540132859

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	9.84	5.76	4.57
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$69,229,086
Number of Holdings	85
Net Advisory Fee	$903,003
Portfolio Turnover	66%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.2%
Ares Capital Corp.	2.8%
Blackstone Secured Lending Fund	2.7%
Invesco Mortgage Capital, Inc.	2.4%
Anglogold Ashanti PLC	2.3%
CVR Partners LP	2.3%
Dynex Capital, Inc.	2.3%
Cheniere Energy Partners LP	2.2%
MPLX LP	2.1%
Enterprise Products Partners LP	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-AR-540132859

LoCorr Strategic Allocation Fund
Class A | LSAAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$188	1.84%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since launch on January 8, 2025, through the period ending December 31, 2025, the Fund (A share class ) was up +4.38% as it was able to capitalize on many of the major market themes driving markets. The Fund modestly trailed the +5.71% gain for the  Morningstar Multistrategy category, over the same period. Trading in commodities, equity indices, and individual cash equities were all positive contributors to the Fund’s returns while fixed income and foreign currency trading were detractors.

Top Contributors
↑	1. NVIDIA Corp.
↑	2. Apple, Inc.
↑	3. Alphabet, Inc.

Top Detractors
↓	1. EURO FX Future
↓	2. LME Copper Forward
↓	3. CHF Currency Future
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LoCorr Strategic Allocation Fund	PAGE 1	TSR-AR-540132677

CUMULATIVE TOTAL RETURN (%)

Since Inception (01/08/2025)
Class A (without sales charge)	4.38
Class A (with sales charge)	-1.62
S&P 500 TR	17.12
ICE BofA US 3-Month Treasury Bill Total Return Index	4.10
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$66,776,989
Number of Holdings	758
Net Advisory Fee	$108,120
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	3.5%
Apple, Inc.	3.1%
Microsoft Corp.	2.6%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	1.6%
Broadcom, Inc.	1.2%
Tesla Motors, Inc.	1.0%
Meta Platforms, Inc.	1.0%
Berkshire Hathaway, Inc.	0.8%
JPMorgan Chase & Co.	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Strategic Allocation Fund	PAGE 2	TSR-AR-540132677

LoCorr Strategic Allocation Fund
Class I | LSAIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$163	1.59%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since launch on January 8, 2025, through the period ending December 31, 2025, the Fund (I share class) was up +4.61% as it was able to capitalize on many of the major market themes driving markets. The Fund modestly trailed the +5.71% gain for the  Morningstar Multistrategy category, over the same period. Trading in commodities, equity indices, and individual cash equities were all positive contributors to the Fund’s returns while fixed income and foreign currency trading were detractors.

Top Contributors
↑	1. NVIDIA Corp.
↑	2. Apple, Inc.
↑	3. Alphabet, Inc.

Top Detractors
↓	1. EURO FX Future
↓	2. LME Copper Forward
↓	3. CHF Currency Future
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
LoCorr Strategic Allocation Fund	PAGE 1	TSR-AR-540132669

CUMULATIVE TOTAL RETURN (%)

Since Inception (01/08/2025)
Class I (without sales charge)	4.61
S&P 500 TR	17.12
ICE BofA US 3-Month Treasury Bill Total Return Index	4.10
Visit https://locorrfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$66,776,989
Number of Holdings	758
Net Advisory Fee	$108,120
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	3.5%
Apple, Inc.	3.1%
Microsoft Corp.	2.6%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	1.6%
Broadcom, Inc.	1.2%
Tesla Motors, Inc.	1.0%
Meta Platforms, Inc.	1.0%
Berkshire Hathaway, Inc.	0.8%
JPMorgan Chase & Co.	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Strategic Allocation Fund	PAGE 2	TSR-AR-540132669

(b)	Note applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. These include federal and state income tax returns, review of excise tax distribution calculations and federal excise tax returns. “Other services” provided by the principal accountant were a cursory review of the semi-annual report for LoCorr Investment Trust. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$316,000	$266,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$60,000	$38,500
(d) All Other Fees	$5,730	$4,864

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LoCorr Investment Trust
Annual Financial Statements and Additional Information
December 31, 2025

LOCORR DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 76.9%
Airlines - 0.9%
Southwest Airlines Co.	6,680	$276,084
Apparel - 0.5%
Capri Holdings Ltd.(a)	5,734	139,910
Auto Manufacturers - 1.9%
Tesla Motors, Inc.(a)	1,231	553,605
Banks - 1.9%
JPMorgan Chase & Co.	1,757	566,141
Beverages - 1.0%
Primo Brands Corp.	17,856	291,946
Building Materials - 0.4%
AAON, Inc.	1,429	108,961
Chemicals - 1.5%
International Flavors & Fragrances, Inc.	6,642	447,604
Coal - 0.9%
Alpha Metallurgical Resources, Inc.(a)	1,348	269,438
Computers - 2.6%
Parsons Corp.(a)	12,431	768,236
Distribution & Wholesale - 1.9%
LKQ Corp.	18,443	556,979
Diversified Financial Services - 3.8%
Franklin Resources, Inc.	18,545	443,040
Rocket Cos., Inc. - Class A	35,077	679,091
		1,122,131
Energy-Alternate Sources - 0.4%
Enphase Energy, Inc.(a)	3,461	110,925
Entertainment - 4.2%
Penn National Gaming, Inc.(a)	83,856	1,236,876
Home Builders - 1.1%
Champion Homes, Inc.(a)	3,952	333,944
Internet - 8.4%
Alphabet, Inc. - Class A	2,673	836,649
Amazon.com, Inc.(a)	3,607	832,568
Meta Platforms, Inc. - Class A	1,260	831,713
		2,500,930
Iron & Steel - 1.8%
Commercial Metals Co.	7,834	542,269

The accompanying notes are an integral part of these financial statements.

1

LOCORR DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Lodging - 4.1%
Wynn Resorts Ltd.	10,176	$1,224,478
Oil & Gas - 1.9%
EQT Corp.	5,138	275,397
Expand Energy Corp.	2,538	280,094
		555,491
Packaging & Containers - 1.0%
Sonoco Products Co.	6,555	286,060
Pipelines - 3.8%
Golar LNG Ltd.	7,525	280,005
Kinder Morgan, Inc.	30,451	837,098
		1,117,103
Retail - 5.5%
RH(a)	7,594	1,360,465
Shake Shack, Inc. - Class A(a)	3,404	276,303
		1,636,768
Shipbuilding - 1.0%
Huntington Ingalls Industries, Inc.	859	292,120
Software - 20.8%
Akamai Technologies, Inc.(a)	6,382	556,829
Braze, Inc. - Class A(a)	35,339	1,211,774
Confluent, Inc. - Class A(a)	13,749	415,770
Elastic NV(a)	18,557	1,399,940
Sentinel One, Inc. - Class A(a)	81,173	1,217,595
Unity Software, Inc.(a)	30,998	1,369,182
		6,171,090
Telecommunications - 5.3%
Telephone and Data Systems, Inc.	11,018	451,738
Verizon Communications, Inc.	27,241	1,109,526
		1,561,264
Transportation - 0.3%
RXO, Inc.(a)	6,463	81,692
TOTAL COMMON STOCKS (Cost $22,273,391)		22,752,045

The accompanying notes are an integral part of these financial statements.

2

LOCORR DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 5.1%
Healthcare Realty Trust, Inc.	64,829	$1,098,852
Pebblebrook Hotel Trust	37,163	420,685
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,405,302)		1,519,537
TOTAL INVESTMENTS - 82.0% (Cost $23,678,693)		$24,271,582
Money Market Deposit Account - 23.9%(b)		7,076,869
Liabilities in Excess of Other Assets - (5.9)%(c)		(1,744,929)
TOTAL NET ASSETS - 100.0%		$29,603,522

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

(c)	Includes assets pledged as collateral for securities sold short. As of the reporting date, the value of these assets total $9,035,191.
The accompanying notes are an integral part of these financial statements.

3

LOCORR DYNAMIC OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2025

	Shares	Value
COMMON STOCKS - (9.9)%
Airlines - (1.3)%
American Airlines Group, Inc.	(9,444)	$(144,776)
United Airlines Holdings, Inc.	(2,050)	(229,231)
		(374,007)
Auto Manufacturers - (0.7)%
Blue Bird Corp.	(4,419)	(207,693)
Commercial Services - (1.0)%
Automatic Data Processing, Inc.	(1,100)	(282,953)
Electronics - (0.7)%
Badger Meter, Inc.	(1,276)	(222,547)
Entertainment - (1.0)%
Red Rock Resorts, Inc. - Class A	(4,801)	(297,422)
Healthcare-Products - (0.7)%
ResMed, Inc.	(878)	(211,484)
Internet - (0.7)%
Hims & Hers Health, Inc.	(2,835)	(92,053)
Wayfair, Inc. - Class A	(1,225)	(123,002)
		(215,055)
Lodging - (2.0)%
Boyd Gaming Corp.	(3,859)	(328,941)
Las Vegas Sands Corp.	(4,107)	(267,325)
		(596,266)
Machinery-Diversified - (1.4)%
Flowserve Corp.	(5,784)	(401,294)
Software - (0.4)%
Paychex, Inc.	(1,192)	(133,718)
TOTAL COMMON STOCKS (Proceeds $3,008,922)		(2,942,439)
REAL ESTATE INVESTMENT TRUSTS - (3.3)%
AvalonBay Communities, Inc.	(2,326)	(421,727)
Camden Property Trust	(1,147)	(126,262)
Mid-America Apartment Communities, Inc.	(3,102)	(430,899)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $966,914)		(978,888)
TOTAL SECURITIES SOLD SHORT - (13.2)% (Proceeds $3,975,836)		$(3,921,327)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

4

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 33.3%
United States Treasury Note/Bond
4.50%, 07/15/2026	$1,405,000	$1,412,206
4.50%, 04/15/2027	5,629,400	5,698,888
3.50%, 01/31/2028	6,525,800	6,528,094
3.63%, 03/31/2028	6,210,100	6,227,809
1.38%, 10/31/2028	5,505,000	5,188,032
4.25%, 02/28/2029	940,000	959,424
4.63%, 04/30/2029	7,961,300	8,222,219
3.25%, 06/30/2029	21,316,900	21,084,579
4.00%, 02/28/2030	8,210,000	8,320,643
3.88%, 06/30/2030	6,100,000	6,150,992
3.63%, 09/30/2030	11,105,000	11,072,032
TOTAL U.S. TREASURY SECURITIES (Cost $79,996,345)		80,864,918
CORPORATE BONDS - 19.4%
Aerospace & Defense - 0.9%
Boeing Co., 3.25%, 02/01/2028	915,000	899,565
L3Harris Technologies, Inc., 5.40%, 01/15/2027	820,000	831,975
RTX Corp., 4.13%, 11/16/2028	375,000	376,382
		2,107,922
Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	460,000	468,189
Auto Manufacturers - 0.3%
General Motors Financial Co., Inc., 5.35%, 01/07/2030	740,000	764,718
Banks - 6.9%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	1,445,000	1,450,916
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	2,010,000	2,076,637
Citibank NA, 4.58%, 05/29/2027	880,000	889,078
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	540,000	542,340
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	250,000	256,882
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	290,000	294,612
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	535,000	553,195
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	315,000	334,174
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	360,000	372,078
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	550,000	572,798
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	2,465,000	2,547,254
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	1,150,000	1,153,815
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	2,415,000	2,422,561
NatWest Markets PLC, 5.41%, 05/17/2029(a)	525,000	544,923
State Street Corp., 4.54%, 02/28/2028	440,000	446,848

The accompanying notes are an integral part of these consolidated financial statements.

5

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	$975,000	$995,379
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	1,225,000	1,265,554
		16,719,044
Beverages - 0.2%
PepsiCo, Inc., 4.10%, 01/15/2029	510,000	513,035
Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028	615,000	629,599
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	245,000	244,683
Commercial Services - 0.1%
Global Payments, Inc., 4.88%, 11/15/2030	335,000	335,739
Cosmetics & Personal Care - 0.4%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,065,000	1,057,385
Diversified Financial Services - 0.4%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,055,000	1,075,022
Electric - 0.9%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	525,000	540,886
Florida Power & Light Co.
5.05%, 04/01/2028	605,000	620,500
4.40%, 05/15/2028	765,000	774,789
Southern California Edison Co., 1.20%, 02/01/2026	150,000	149,457
		2,085,632
Electronics - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029	235,000	241,552
Food - 2.4%
General Mills, Inc., 4.88%, 01/30/2030	595,000	608,966
Kraft Heinz Foods Co., 3.88%, 05/15/2027	520,000	518,674
Mars, Inc.
4.60%, 03/01/2028(a)	2,220,000	2,251,005
4.80%, 03/01/2030(a)	2,095,000	2,142,322
Sysco Corp., 3.25%, 07/15/2027	405,000	401,037
		5,922,004
Healthcare-Services - 0.6%
HCA, Inc., 5.00%, 03/01/2028	325,000	331,149
UnitedHealth Group, Inc.
4.40%, 06/15/2028	300,000	303,480
4.25%, 01/15/2029	835,000	841,764
		1,476,393

The accompanying notes are an integral part of these consolidated financial statements.

6

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Insurance - 0.4%
Brown & Brown, Inc., 4.60%, 12/23/2026	$375,000	$376,889
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	155,000	158,200
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	365,000	364,657
		899,746
Packaging & Containers - 0.2%
Amcor Group Finance PLC, 5.45%, 05/23/2029	470,000	486,140
Pharmaceuticals - 0.8%
AbbVie, Inc., 4.80%, 03/15/2029	235,000	240,943
CVS Health Corp.
2.88%, 06/01/2026	995,000	989,976
5.00%, 01/30/2029	575,000	587,545
		1,818,464
Pipelines - 0.7%
Enbridge, Inc., 6.00%, 11/15/2028	445,000	467,775
Energy Transfer LP, 6.05%, 12/01/2026	975,000	990,721
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	275,000	277,558
		1,736,054
REITS - 1.6%
American Homes 4 Rent LP, 4.90%, 02/15/2029	255,000	259,425
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	280,000	279,834
Essex Portfolio LP, 1.70%, 03/01/2028	240,000	228,044
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	1,400,000	1,390,516
Kite Realty Group LP, 4.00%, 10/01/2026	755,000	753,795
Lineage OP LP, 5.25%, 07/15/2030(a)	485,000	489,653
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	545,000	561,446
		3,962,713
Retail - 0.4%
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	570,000	577,705
4.20%, 04/01/2030	260,000	259,476
Walmart, Inc., 4.35%, 04/28/2030	120,000	122,060
		959,241
Semiconductors - 0.2%
Broadcom, Inc., 4.60%, 07/15/2030	355,000	360,965
Software - 0.3%
Oracle Corp., 4.80%, 08/03/2028	390,000	392,094
Roper Technologies, Inc., 4.25%, 09/15/2028	415,000	416,644
		808,738

The accompanying notes are an integral part of these consolidated financial statements.

7

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - 1.0%
AT&T, Inc., 2.30%, 06/01/2027	$625,000	$610,796
T-Mobile USA, Inc.
4.80%, 07/15/2028	410,000	417,542
4.85%, 01/15/2029	800,000	817,663
Verizon Communications, Inc., 2.10%, 03/22/2028	655,000	629,037
		2,475,038
TOTAL CORPORATE BONDS (Cost $46,604,322)		47,148,016
MORTGAGE-BACKED SECURITIES - 11.6%
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.50% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor)(a)	1,000,000	1,001,556
BX Trust
Series 2021-VIEW, Class A, 5.14% (1 mo. Term SOFR + 1.39%), 06/15/2036, (1.28% Floor)(a)	720,000	719,125
Series 2022-AHP, Class A, 4.74% (1 mo. Term SOFR + 0.99%), 01/17/2039, (0.99% Floor)(a)	900,000	899,453
Series 2025-DELC, Class A, 5.51% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor)(a)	1,000,000	1,001,246
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 06/10/2037(a)	500,000	519,630
DK Trust, Series 2025-LXP, Class A, 5.33% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor)(a)	750,000	751,162
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 6.97% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor)(a)	1,500,000	1,536,331
Series 2022-R06, Class 1M2, 7.72% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor)(a)	1,500,000	1,554,213
Series 2022-R07, Class 1M2, 8.52% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor)(a)	550,000	577,937
Series 2022-R08, Class 1M2, 7.47% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor)(a)	500,000	516,847
Series 2023-R01, Class 1M2, 7.62% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor)(a)	250,000	261,114
Series 2023-R02, Class 1M2, 7.22% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor)(a)	970,000	1,005,359
Series 2023-R04, Class 1M2, 7.42% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor)(a)	1,500,000	1,572,178
Series 2023-R05, Class 1M2, 6.97% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor)(a)	750,000	777,782
Series 2023-R06, Class 1M2, 6.57% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor)(a)	600,000	616,620
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.37% (30 day avg SOFR US + 4.50%), 06/25/2042, (0.00% Floor)(a)	365,000	383,945
Series 2023-DNA2, Class M1B, 7.12% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor)(a)	1,500,000	1,560,588

The accompanying notes are an integral part of these consolidated financial statements.

8

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2023-HQA1, Class M1B, 7.37% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor)(a)	$1,505,000	$1,576,351
Series 2023-HQA3, Class M2, 7.22% (30 day avg SOFR US + 3.35%), 11/25/2043, (0.00% Floor)(a)	1,500,000	1,569,348
ILPT Trust, Series 2025-LPF2, Class A, 5.29%, 07/13/2042(a)(b)	1,250,000	1,275,161
KREST Commercial Mortgage Securities Trust, Series 2025-AIP4, Class A, 5.05% (1 mo. Term SOFR + 1.30%), 03/15/2042, (1.30% Floor)(a)	1,000,000	998,751
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.29% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor)(a)	242,727	242,651
MIRA Trust 2023-MILE, Series 2023-MILE, Class A, 6.75%, 06/10/2038(a)	750,000	779,112
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.16% (1 mo. Term SOFR + 1.40%), 03/15/2039, (1.40% Floor)(a)	825,000	824,486
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038(a)	350,000	341,071
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.14% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor)(a)	1,300,000	1,301,220
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.74% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor)(a)	800,000	800,998
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.57%, 07/15/2039(a)(b)	750,000	764,226
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 09/15/2042, (1.50% Floor)(a)	750,000	751,171
Stellar Management, Series 2025-IP, Class A, 5.25%, 06/10/2042(a)(b)	750,000	763,757
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-NYCH, Class A, 5.49% (1 mo. Term SOFR + 1.74%), 06/15/2042, (1.74% Floor)(a)	1,000,000	999,999
TOTAL MORTGAGE-BACKED SECURITIES (Cost $28,327,555)		28,243,388
ASSET-BACKED SECURITIES - 8.6%
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	209,976	211,775
BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.18%, 10/25/2027	250,000	250,880
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029	600,000	602,449
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	400,000	404,210
Carvana Auto Receivables Trust
Series 2023-P1, Class A4, 5.94%, 01/10/2029(a)	500,000	507,236
Series 2024-P4, Class A3, 4.64%, 01/10/2030	500,000	503,065
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	250,000	250,968
Enterprise Fleet Financing, Series 2025-1, Class A3, 4.82%, 02/20/2029(a)	1,000,000	1,016,713
Financial Holding Corp., Series 2025-B, Class A, 4.85%, 02/15/2030(a)	1,250,000	1,273,051
Ford Credit Auto Owner Trust
Series 2024-C, Class A3, 4.07%, 07/15/2029	250,000	250,864
Series 2024-D, Class A3, 4.61%, 08/15/2029	75,000	75,902
GM Financial Leasing Trust, Series 2024-3, Class A3, 4.21%, 10/20/2027	250,000	250,448
Honda Auto Receivables Owner Trust, Series 2024-4, Class A3, 4.33%, 05/15/2029	500,000	502,778
Hyundai Auto Receivables Trust, Series 2025-A, Class A2A, 4.33%, 12/15/2027	1,146,167	1,147,395
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52%, 03/15/2029(a)	350,000	351,213
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030(a)	1,250,000	1,266,035

The accompanying notes are an integral part of these consolidated financial statements.

9

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/2029	$1,000,000	$1,015,748
MVW Owner Trust, Series 2025-1A, Class A, 4.97%, 09/22/2042(a)	711,300	721,412
OneMain Financial Issuance Trust, Series 2025-1A, Class A, 4.82%, 07/14/2038(a)	750,000	759,794
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, 07/15/2030(a)	900,000	901,912
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030(a)	500,000	502,049
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35%, 10/20/2027(a)	250,000	250,529
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027(a)	1,100,000	1,105,348
T-Mobile US Trust, Series 2024-2A, Class A, 4.25%, 05/21/2029(a)	250,000	251,221
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A3, 4.40%, 06/15/2029	350,000	352,439
Series 2025-A, Class A3, 4.64%, 08/15/2029	1,000,000	1,011,879
Toyota Lease Owner Trust
Series 2024-A, Class A3, 5.25%, 04/20/2027(a)	87,808	88,112
Series 2025-B, Class A3, 3.96%, 11/20/2028(a)	1,350,000	1,353,553
Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, 03/20/2030	1,590,000	1,608,756
World Omni Auto Receivables Trust, Series 2024-A, Class A3, 4.86%, 03/15/2029	211,380	212,525
World Omni Auto Trust, Series 2025-A, Class A3, 4.73%, 03/15/2030	1,000,000	1,012,282
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2A, 4.35%, 12/15/2027	722,529	724,505
TOTAL ASSET-BACKED SECURITIES (Cost $20,556,295)		20,737,046

	Shares
COMMODITY POOLS - 8.5%
Galaxy Commodity-Polaris II Fund LLC(c)(d)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC	N/A	5,358,470
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC	N/A	7,010,067
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (558) LLC	N/A	8,284,179
TOTAL COMMODITY POOLS (Cost $20,188,602)		20,652,716

	Par
U.S. GOVERNMENT AGENCY ISSUES - 6.1%
Federal Farm Credit Banks Funding Corp
3.88%, 09/03/2026	$400,000	400,768
1.00%, 10/07/2026	1,000,000	981,078
3.50%, 06/23/2027	425,000	424,787
4.25%, 01/14/2028	2,000,000	2,024,161
4.25%, 01/28/2028	2,388,000	2,422,413
3.80%, 04/26/2028	2,000,000	2,009,195

The accompanying notes are an integral part of these consolidated financial statements.

10

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - (Continued)
Federal Home Loan Banks
4.38%, 06/12/2026	$500,000	$501,469
3.63%, 09/04/2026	250,000	250,031
4.63%, 09/11/2026	250,000	251,725
4.00%, 10/09/2026	700,000	702,194
4.00%, 03/10/2027	3,000,000	3,017,431
4.13%, 09/10/2027	425,000	429,397
4.25%, 12/10/2027	1,100,000	1,116,022
Federal National Mortgage Association, 1.88%, 09/24/2026	250,000	246,935
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $14,657,461)		14,777,606
TOTAL INVESTMENTS - 87.5% (Cost $210,330,580)		$212,423,690
Money Market Deposit Account - 6.6%(e)(f)		16,146,722
Other Assets in Excess of Liabilities - 5.9%(g)		14,282,749
TOTAL NET ASSETS - 100.0%		$242,853,161

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $47,121,003 or 19.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(c)	Non-income producing security.
(d)
Investment values using net asset value per share as practical expedient and is made through an investment in Galaxy Commodity – Polaris II Fund, LLC (“Galaxy”). See Note 2. Galaxy’s Investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies sub-managers that, in its judgement, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade independent of other sub-managers in the Platform. In a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in a certain limited circumstances. The individual series of the Platform offer weekly redemptions.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

(f)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $12,643.
(g)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the net value of these assets totals $17,091,131.
The accompanying notes are an integral part of these consolidated financial statements.

11

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	92	09/14/2027	$22,276,650	$12,452
Aluminum - 90 day settlement(a)	1	01/02/2026	73,690	5,926
Arabica Coffee	5	03/19/2026	653,906	(27,332)
Australian Government 3 Year Bonds	3	03/16/2026	210,207	6
Australian Dollar	16	03/16/2026	1,067,680	(4,201)
Brent Crude Oil	30	01/30/2026	1,825,500	(12,438)
Brent Crude Oil	7	02/27/2026	423,430	(5,319)
Brent Crude Oil	1	03/31/2026	60,320	(1,221)
Brent Crude Oil	1	04/30/2026	60,250	(121)
British Pound	14	03/16/2026	1,177,575	(2,437)
CAC40 10 Euro Index	16	01/16/2026	1,533,211	9,324
Canadian 10 Year Government Bonds	23	03/20/2026	2,026,105	(27,303)
Canadian Dollar	18	03/17/2026	1,316,160	2,485
Copper	1	03/27/2026	142,050	6,773
Crude Oil	26	01/20/2026	1,492,920	3,001
Crude Oil	6	02/20/2026	343,320	(2,871)
Crude Oil	1	03/20/2026	57,070	28
Crude Soybean Oil	4	03/13/2026	116,544	(1,306)
Dollar Index	1	03/16/2026	98,047	25
Dow Jones Industrial Average Index	15	03/20/2026	3,625,200	(33,537)
Euro	30	03/16/2026	4,417,500	(2,101)
Euro STOXX 50 Quanto Index	86	03/20/2026	5,903,328	69,575
Euro-BTP Italian Government Bonds	8	03/06/2026	1,129,883	(3,296)
French Government Bonds	3	03/06/2026	425,152	(813)
FTSE 100 Index	37	03/20/2026	4,957,971	73,946
FTSE China A50 Index	3	01/29/2026	45,840	(372)
FTSE/MIB Index	3	03/20/2026	794,193	7,687
German Stock Index	6	03/20/2026	4,352,348	25,358
Gold	9	02/25/2026	3,906,990	61,281
Hang Seng China Enterprises Index	11	01/29/2026	629,171	(6,402)
Hang Seng Index	10	01/29/2026	1,647,757	(17,148)
ICE 3 Month SONIA Rate	5	12/15/2026	1,628,655	804
ICE 3 Month SONIA Rate	6	03/16/2027	1,954,588	1,393
ICE 3 Month SONIA Rate	7	06/15/2027	2,279,645	1,442
ICE 3 Month SONIA Rate	26	09/14/2027	8,463,309	7,477
ICE 3 Month SONIA Rate	4	12/14/2027	1,301,441	805
ICE 3 Month SONIA Rate	3	03/14/2028	975,626	688
ICE 3 Month SONIA Rate	2	06/20/2028	650,080	268
ICE European Climate Exchange Emissions	2	12/14/2026	205,354	707
Japanese 10 Year Government Bonds	1	03/13/2026	845,314	(67)
KOSPI 200 Index	13	03/12/2026	1,371,698	39,247
London Metals - Aluminum(a)	17	03/16/2026	1,272,650	44,449
London Metals - Copper(a)	12	03/16/2026	3,732,150	449,148
London Metals - Nickel(a)	2	03/16/2026	199,667	26,624
London Metals - Zinc(a)	12	03/16/2026	935,676	20,675
Long Gilt	24	03/27/2026	2,955,882	9,047
Low Sulphur Gas Oil	8	02/12/2026	496,000	4,090
Low Sulphur Gas Oil	2	03/12/2026	123,150	(453)

The accompanying notes are an integral part of these consolidated financial statements.

12

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Low Sulphur Gas Oil	1	04/10/2026	$60,925	$124
Mexican Peso	45	03/16/2026	1,240,200	548
MSCI EAFE Index	1	03/20/2026	145,105	(457)
MSCI Emerging Markets Index	3	03/20/2026	211,710	(320)
Nasdaq 100 Index	11	03/20/2026	5,600,485	(11,730)
Nifty 50 Index	1	01/27/2026	52,551	(49)
Nikkei 225 Index	7	03/12/2026	2,252,298	(13,142)
NY Harbor ULSD	5	01/30/2026	445,515	(4,949)
NY Harbor ULSD	1	02/27/2026	88,343	(481)
Reformulated Gasoline Blendstock	1	01/30/2026	72,030	(909)
Reformulated Gasoline Blendstock	2	02/27/2026	146,286	(2,645)
Reformulated Gasoline Blendstock	1	03/31/2026	82,387	(993)
Reformulated Gasoline Blendstock	1	04/30/2026	82,643	(733)
Russell 2000 Index	26	03/20/2026	3,247,400	(65,848)
S&P 500 Index	23	03/20/2026	7,926,375	(18,845)
S&P/Toronto Stock Exchange 60 Index	1	03/19/2026	271,305	(628)
SET50 Index	8	03/30/2026	42,127	(327)
SGX FTSE Taiwan Index	3	01/29/2026	284,520	2,024
Silver	2	03/27/2026	706,030	96,501
Soybeans	6	03/13/2026	314,250	(24,553)
Swiss Franc	12	03/16/2026	1,906,125	(11,186)
TOPIX Index	21	03/12/2026	4,576,322	25,566
U.S. Treasury 10 Year Notes	57	03/20/2026	6,408,937	(49,295)
U.S. Treasury 2 Year Notes	46	03/31/2026	9,604,297	(5,140)
U.S. Treasury 5 Year Note	83	03/31/2026	9,072,289	(32,790)
U.S. Treasury Long Bonds	16	03/20/2026	1,849,500	(8,708)
				$607,028

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(9)	03/12/2026	$759,863	$6,231
10 Year U.S. Ultra Treasury Notes	(14)	03/20/2026	1,610,219	1,378
3 Month Euribor	(10)	09/14/2026	2,877,474	1,245
3 Month Euribor	(9)	12/14/2026	2,588,537	(92)
3 Month Euribor	(9)	03/15/2027	2,586,818	(224)
3 Month Euribor	(109)	06/14/2027	31,306,821	(4,966)
3 Month Euribor	(6)	09/13/2027	1,722,077	(208)
3 Month Euribor	(5)	12/13/2027	1,434,110	(457)
3 Month Euribor	(4)	03/13/2028	1,146,524	(692)
3-Month Secured Overnight Financing Rate	(2)	12/15/2026	484,225	(366)
3-Month Secured Overnight Financing Rate	(3)	03/16/2027	726,675	(393)
3-Month Secured Overnight Financing Rate	(3)	06/15/2027	726,637	(430)
3-Month Secured Overnight Financing Rate	(1)	09/14/2027	242,137	(152)
3-Month Secured Overnight Financing Rate	(1)	12/14/2027	242,012	(127)
3-Month Secured Overnight Financing Rate	(2)	03/14/2028	483,725	(203)
3-Month Secured Overnight Financing Rate	(1)	06/20/2028	241,700	(77)
3-Month Secured Overnight Financing Rate	(19)	09/19/2028	4,589,450	(143)

The accompanying notes are an integral part of these consolidated financial statements.

13

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Aluminum - 90 day settlement(a)	(1)	01/02/2026	$73,690	$(6,246)
ASX SPI 200 Index	(1)	03/19/2026	144,749	1,017
Australian Government 10 Year Bonds	(69)	03/16/2026	5,041,443	12,085
Australian Dollar	(2)	03/16/2026	133,460	181
BOVESPA Index	(48)	02/18/2026	287,190	(3,059)
Brent Crude Oil	(15)	01/30/2026	912,750	(6,849)
Canadian Dollar	(4)	03/17/2026	292,480	(2,428)
Corn No. 2 Yellow	(40)	03/13/2026	880,500	14,961
Cotton No. 2	(13)	03/09/2026	417,755	10,021
Crude Oil	(16)	01/20/2026	918,720	(14,700)
Crude Soybean Oil	(7)	03/13/2026	203,952	1,759
Euro	(1)	03/16/2026	147,250	617
Euro BUXL 30 Year Bonds	(9)	03/06/2026	1,164,716	(2,509)
Euro-BOBL	(165)	03/06/2026	22,524,327	4,288
Euro-BTP Italian Government Bonds	(1)	03/06/2026	141,235	7
Euro-Bund	(126)	03/06/2026	18,889,931	16,966
Euro-Schatz	(343)	03/06/2026	43,046,315	17,984
French Government Bonds	(6)	03/06/2026	850,303	(97)
Hard Red Winter Wheat	(23)	03/13/2026	591,963	14,966
Japanese 10 Year Government Bonds	(8)	03/13/2026	6,762,513	42,959
Japanese Yen	(25)	03/16/2026	2,005,781	5,230
Lean Hogs	(2)	02/13/2026	68,080	(1,215)
London Cocoa	(2)	03/16/2026	117,999	(5,340)
London Metals - Aluminum(a)	(4)	03/16/2026	299,447	(10,942)
London Metals - Copper(a)	(5)	03/16/2026	1,555,062	(70,849)
London Metals - Nickel(a)	(2)	03/16/2026	199,667	(19,524)
London Metals - Zinc(a)	(5)	03/16/2026	389,865	(11,616)
Natural Gas	(15)	01/28/2026	552,900	14,388
Natural Gas	(1)	02/25/2026	31,300	3,848
Natural Gas	(1)	03/27/2026	31,530	3,628
Reformulated Gasoline Blendstock	(1)	01/30/2026	72,030	725
Soybean Meal	(9)	03/13/2026	269,460	3,707
Soybeans	(6)	03/13/2026	314,250	9,435
Sugar #11	(36)	02/27/2026	605,203	30,907
U.S. Treasury 10 Year Notes	(45)	03/20/2026	5,059,687	(1,550)
U.S. Treasury 2 Year Notes	(10)	03/31/2026	2,087,891	(2,081)
U.S. Treasury 5 Year Note	(61)	03/31/2026	6,667,586	(12,381)
U.S. Treasury Long Bonds	(16)	03/20/2026	1,849,500	(8,353)
U.S. Treasury Ultra Bonds	(12)	03/20/2026	1,416,000	80
Wheat	(31)	03/13/2026	785,850	46,034
				$76,378
Net Unrealized Appreciation (Depreciation)				$683,406

The Fund has recorded a liability of $372,371 as of December 31, 2025 related to the current day’s variation margin related to these contracts.
(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

14

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	01/02/2026	AUD	294,000	USD	196,919	$(714)
Bank of America	01/05/2026	AUD	453,000	USD	302,454	(132)
Bank of America	03/18/2026	AUD	5,146,000	USD	3,420,733	13,645
Bank of America	01/02/2026	CAD	112,000	USD	81,760	(153)
Bank of America	01/21/2026	CAD	9,110,000	USD	6,625,114	18,683
Bank of America	03/18/2026	CAD	5,368,000	USD	3,915,201	8,757
Bank of America	01/06/2026	CHF	64,000	USD	80,704	146
Bank of America	03/18/2026	CHF	973,000	USD	1,233,042	5,475
Bank of America	01/05/2026	CNH	1,100,000	USD	157,379	360
Bank of America	01/06/2026	CNH	2,150,000	USD	307,715	612
Bank of America	01/21/2026	CNH	37,500,000	USD	5,329,621	53,329
Bank of America	01/02/2026	EUR	188,000	USD	220,875	83
Bank of America	01/05/2026	EUR	311,000	USD	365,212	360
Bank of America	01/21/2026	EUR	6,370,000	USD	7,468,901	24,779
Bank of America	03/18/2026	EUR	5,813,000	USD	6,839,975	16,246
Bank of America	01/02/2026	GBP	232,000	USD	312,427	296
Bank of America	01/05/2026	GBP	239,000	USD	321,596	563
Bank of America	01/21/2026	GBP	4,980,000	USD	6,631,458	81,170
Bank of America	02/18/2026	GBP	1,990,000	USD	2,679,411	2,749
Bank of America	03/18/2026	GBP	3,984,000	USD	5,322,788	46,348
Bank of America	01/05/2026	JPY	207,274,000	USD	1,327,906	(4,041)
Bank of America	01/06/2026	JPY	198,972,000	USD	1,270,859	99
Bank of America	01/21/2026	JPY	724,000,000	USD	4,672,875	(41,862)
Bank of America	03/18/2026	JPY	149,663,000	USD	965,901	(4,055)
Bank of America	01/21/2026	MXN	77,430,000	USD	4,237,700	53,285
Bank of America	03/18/2026	MXN	44,621,000	USD	2,430,141	28,966
Bank of America	01/05/2026	NZD	34,000	USD	19,701	(122)
Bank of America	01/06/2026	NZD	99,000	USD	56,962	51
Bank of America	03/18/2026	NZD	1,022,000	USD	595,096	(4,960)
Bank of America	01/02/2026	USD	197,134	AUD	294,000	929
Bank of America	01/05/2026	USD	302,408	AUD	453,000	86
Bank of America	03/18/2026	USD	1,631,475	AUD	2,442,000	1,714
Bank of America	01/02/2026	USD	81,686	CAD	112,000	78
Bank of America	01/21/2026	USD	8,073,073	CAD	11,210,000	(102,225)
Bank of America	03/18/2026	USD	5,983,432	CAD	8,247,000	(45,048)
Bank of America	01/06/2026	USD	80,749	CHF	64,000	(102)
Bank of America	03/18/2026	USD	470,947	CHF	371,000	(1,293)
Bank of America	01/05/2026	USD	157,363	CNH	1,100,000	(376)
Bank of America	01/06/2026	USD	307,903	CNH	2,150,000	(425)
Bank of America	01/21/2026	USD	1,618,736	CNH	11,400,000	(17,680)
Bank of America	01/02/2026	USD	221,166	EUR	188,000	208
Bank of America	01/05/2026	USD	364,884	EUR	311,000	(689)
Bank of America	01/21/2026	USD	5,833,595	EUR	4,990,000	(36,651)
Bank of America	03/18/2026	USD	3,272,776	EUR	2,772,000	3,304
Bank of America	01/02/2026	USD	313,278	GBP	232,000	555
Bank of America	01/05/2026	USD	321,346	GBP	239,000	(812)
Bank of America	01/21/2026	USD	6,678,047	GBP	4,980,000	(34,581)
Bank of America	03/18/2026	USD	2,315,023	GBP	1,718,000	(282)

The accompanying notes are an integral part of these consolidated financial statements.

15

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	01/05/2026	USD	1,326,661	JPY	207,274,000	$2,796
Bank of America	01/06/2026	USD	1,272,186	JPY	198,972,000	1,228
Bank of America	01/21/2026	USD	4,659,385	JPY	724,000,000	28,372
Bank of America	02/18/2026	USD	756,505	JPY	118,000,000	(51)
Bank of America	03/18/2026	USD	9,041,954	JPY	1,402,420,000	28,950
Bank of America	01/21/2026	USD	1,358,577	MXN	24,490,000	1,400
Bank of America	01/05/2026	USD	19,761	NZD	34,000	182
Bank of America	01/06/2026	USD	57,114	NZD	99,000	100
Bank of America	03/18/2026	USD	1,646,386	NZD	2,838,000	7,632
Deutsche Bank	02/18/2026	USD	1,270,000	NZD	732,332	(282)
Deutsche Bank	01/21/2026	AUD	5,150,000	USD	3,414,858	22,436
Deutsche Bank	01/21/2026	BRL	24,850,000	USD	4,572,499	(63,115)
Deutsche Bank	01/05/2026	CHF	250,000	USD	316,847	(1,058)
Deutsche Bank	01/06/2026	CHF	630,000	USD	794,021	1,852
Deutsche Bank	01/21/2026	CHF	3,170,000	USD	3,992,160	19,208
Deutsche Bank	01/21/2026	CLP	316,000,000	USD	343,251	7,906
Deutsche Bank	01/21/2026	ILS	740,000	USD	230,276	2,077
Deutsche Bank	01/21/2026	INR	34,010,000	USD	376,699	1,029
Deutsche Bank	01/21/2026	KRW	808,000,000	USD	550,769	10,541
Deutsche Bank	01/21/2026	NOK	33,240,000	USD	3,298,583	(627)
Deutsche Bank	01/05/2026	NZD	660,000	USD	383,469	(3,396)
Deutsche Bank	01/06/2026	NZD	1,060,000	USD	609,720	724
Deutsche Bank	01/21/2026	NZD	4,180,000	USD	2,421,392	(12,534)
Deutsche Bank	01/21/2026	PLN	3,550,000	USD	979,664	9,051
Deutsche Bank	01/05/2026	SEK	2,440,000	USD	265,495	(396)
Deutsche Bank	01/21/2026	SEK	31,420,000	USD	3,367,872	48,830
Deutsche Bank	01/21/2026	SGD	2,820,000	USD	2,183,656	13,408
Deutsche Bank	01/21/2026	USD	3,950,965	AUD	5,960,000	(26,952)
Deutsche Bank	01/21/2026	USD	2,324,385	BRL	12,890,000	(14,688)
Deutsche Bank	01/05/2026	USD	315,994	CHF	250,000	206
Deutsche Bank	01/06/2026	USD	794,248	CHF	630,000	(1,625)
Deutsche Bank	01/21/2026	USD	2,007,461	CHF	1,590,000	(4,550)
Deutsche Bank	01/21/2026	USD	209,880	CLP	192,000,000	(3,481)
Deutsche Bank	01/21/2026	USD	409,417	INR	36,790,000	813
Deutsche Bank	01/21/2026	USD	470,140	KRW	684,000,000	(5,028)
Deutsche Bank	01/21/2026	USD	338,531	NOK	3,430,000	(1,782)
Deutsche Bank	01/05/2026	USD	383,011	NZD	660,000	2,938
Deutsche Bank	01/06/2026	USD	611,593	NZD	1,060,000	1,148
Deutsche Bank	01/21/2026	USD	2,421,697	NZD	4,180,000	12,839
Deutsche Bank	01/21/2026	USD	367,314	PLN	1,320,000	(321)
Deutsche Bank	01/05/2026	USD	265,376	SEK	2,440,000	277
Deutsche Bank	01/21/2026	USD	1,463,144	SEK	13,480,000	(2,711)
Deutsche Bank	01/21/2026	USD	668,279	SGD	860,000	(1,748)
Deutsche Bank	01/21/2026	USD	608,753	ZAR	10,230,000	(8,077)
Deutsche Bank	01/21/2026	ZAR	28,130,000	USD	1,646,525	49,606
Net Unrealized Appreciation (Depreciation)						$189,800

The accompanying notes are an integral part of these consolidated financial statements.

16

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025(Continued)
AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these consolidated financial statements.

17

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
December 31, 2025
LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized (Depreciation)	Counterparty
07-20-2029	LoCorr HC Basket*	0.50%	Quarterly	$52,228,071	$(4,596,775)	$ —	$(4,596,775)	Deutsche Bank AG

The underlying components of the basket as of December 31, 2025 are shown below:#

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude (NYMEX)	Jan-26	527	$30,509,888	13.76%
Brent Crude (ICE)	Jan-26	362	22,197,955	10.01%
Natural Gas	Jan-26	215	8,064,616	3.64%
Copper (COMEX)	May-26	47	6,664,809	3.00%
Natural Gas	Jan-27	120	5,148,263	2.32%
Natural Gas	Apr-26	121	3,907,853	1.76%
Natural Gas	Feb-27	102	3,785,647	1.71%
Soybean	Mar-26	70	3,667,763	1.65%
Natural Gas	Feb-26	98	3,096,505	1.40%
Wheat	Mar-26	112	2,845,600	1.28%
Sugar No. 11	Feb-26	100	1,671,770	0.75%
Heating Oil	Feb-26	19	1,662,648	0.75%
Live Cattle	Apr-26	18	1,624,589	0.73%
Natural Gas (NYMEX)	Feb-26	201	1,593,098	0.72%
Gasoline RBOB	Jan-26	20	1,420,566	0.64%
Gold	Feb-26	3	1,281,063	0.58%
WTI Crude (ICE)	Feb-26	21	1,235,897	0.56%
Aluminum	Mar-26	13	994,935	0.45%
Copper (LME)	Mar-26	3	975,935	0.44%
Natural Gas (NYMEX)	Sep-27	102	968,957	0.44%
Zinc	Mar-26	12	963,856	0.43%
Natural Gas (NYMEX)	Jul-27	102	959,277	0.43%
Natural Gas (NYMEX)	Jun-27	102	947,431	0.43%
Natural Gas (NYMEX)	Aug-27	99	922,643	0.42%
Corn	Mar-26	41	897,201	0.40%
Cotton No. 2	May-26	27	878,558	0.40%
Natural Gas (NYMEX)	May-27	99	876,301	0.40%
Natural Gas (NYMEX)	Apr-27	102	871,132	0.39%
Natural Gas (NYMEX)	Mar-27	99	841,915	0.38%
Low Sulphur Gasoil	Feb-26	13	777,115	0.35%
Total Purchase Contracts			112,253,786	50.62%

The accompanying notes are an integral part of these consolidated financial statements.

18

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
December 31, 2025(Continued)

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Sale Contracts:(1)
WTI Crude (NYMEX)	Feb-26	(411)	$23,746,335	10.71%
Brent Crude (ICE)	Feb-26	(286)	17,428,442	7.86%
Natural Gas	Dec-26	(191)	8,983,905	4.05%
Copper (COMEX)	Mar-26	(44)	6,233,862	2.81%
Soybean	May-26	(91)	4,875,154	2.20%
WTI Crude (NYMEX)	Mar-26	(64)	3,695,806	1.67%
Wheat	May-26	(133)	3,457,279	1.56%
Natural Gas	Mar-26	(91)	2,895,115	1.31%
Brent Crude (ICE)	Mar-26	(32)	1,962,537	0.89%
Corn	May-26	(83)	1,867,372	0.84%
Sugar No. 11	Apr-26	(113)	1,849,892	0.83%
Heating Oil	Jan-26	(20)	1,825,686	0.82%
Natural Gas	Jul-26	(44)	1,643,094	0.74%
Live Cattle	Feb-26	(17)	1,570,059	0.71%
Cotton No. 2	Mar-26	(43)	1,393,940	0.63%
WTI Crude (NYMEX)	Apr-26	(24)	1,389,061	0.63%
Brent Crude (ICE)	Apr-26	(23)	1,377,340	0.62%
Milling Wheat	Mar-26	(81)	899,378	0.41%
Lean Hogs	Feb-26	(25)	847,279	0.38%
Total Sale Contracts			87,941,536	39.67%
Other Futures Contracts			15,949,362	7.19%
Total Futures Contracts			216,144,684	97.48%
Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$5,524,170	2.49%
Other Cash and Foreign Currency			60,650	0.03%
Total Cash and Foreign Currency			5,584,820	2.52%
Total Underlying Positions			$221,729,504	100.00%

#
The investment is not a direct holding of LoCorr Hedged Core Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.
The accompanying notes are an integral part of these consolidated financial statements.

19

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 34.0%
United States Treasury Note/Bond
4.50%, 07/15/2026	$7,845,000	$7,885,236
4.13%, 02/15/2027	7,835,000	7,886,723
4.50%, 04/15/2027	3,240,000	3,279,994
1.38%, 10/31/2028	1,255,000	1,182,740
4.25%, 02/28/2029	8,620,000	8,798,124
4.63%, 04/30/2029	28,425,000	29,356,585
3.25%, 06/30/2029	7,810,000	7,724,883
4.00%, 02/28/2030	26,330,000	26,684,838
3.88%, 06/30/2030	7,430,000	7,492,110
3.63%, 09/30/2030	20,240,000	20,179,913
TOTAL U.S. TREASURY SECURITIES (Cost $119,621,429)		120,471,146
CORPORATE BONDS - 18.1%
Aerospace & Defense - 0.8%
Boeing Co., 3.25%, 02/01/2028	1,265,000	1,243,660
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,095,000	1,110,991
RTX Corp., 4.13%, 11/16/2028	515,000	516,898
		2,871,549
Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	645,000	656,483
Auto Manufacturers - 0.3%
General Motors Financial Co., Inc., 5.35%, 01/07/2030	1,000,000	1,033,403
Banks - 6.1%(a)
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	1,965,000	1,973,045
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	2,720,000	2,810,175
Citibank NA, 4.58%, 05/29/2027	1,155,000	1,166,914
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	735,000	738,185
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(b)	325,000	333,946
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	235,000	238,737
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(b)	770,000	796,188
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	425,000	450,869
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	510,000	527,111
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	670,000	697,773
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	3,305,000	3,415,283
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	1,520,000	1,525,043
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	3,260,000	3,270,207
NatWest Markets PLC, 5.41%, 05/17/2029(b)	685,000	710,995
State Street Corp., 4.54%, 02/28/2028	615,000	624,572

The accompanying notes are an integral part of these consolidated financial statements.

20

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(b)	$660,000	$673,795
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	1,665,000	1,720,120
		21,672,958
Beverages - 0.2%
PepsiCo, Inc., 4.10%, 01/15/2029	670,000	673,987
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	860,000	880,415
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	345,000	344,553
Commercial Services - 0.1%
Global Payments, Inc., 4.88%, 11/15/2030	450,000	450,992
Cosmetics & Personal Care - 0.3%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,250,000	1,241,063
Diversified Financial Services - 0.4%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,455,000	1,482,613
Electric - 1.1%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	710,000	731,484
Florida Power & Light Co.
5.05%, 04/01/2028	840,000	861,520
4.40%, 05/15/2028	1,060,000	1,073,565
Southern California Edison Co., 1.20%, 02/01/2026	225,000	224,185
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	856,142	861,784
		3,752,538
Electronics - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029	325,000	334,061
Food - 2.3%
General Mills, Inc., 4.88%, 01/30/2030	785,000	803,426
Kraft Heinz Foods Co., 3.88%, 05/15/2027	740,000	738,113
Mars, Inc.
4.60%, 03/01/2028(b)	3,020,000	3,062,177
4.80%, 03/01/2030(b)	2,845,000	2,909,263
Sysco Corp., 3.25%, 07/15/2027	555,000	549,569
		8,062,548
Healthcare-Services - 0.6%
HCA, Inc., 5.00%, 03/01/2028	435,000	443,231
UnitedHealth Group, Inc.
4.40%, 06/15/2028	390,000	394,523
4.25%, 01/15/2029	1,125,000	1,134,113
		1,971,867

The accompanying notes are an integral part of these consolidated financial statements.

21

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Insurance - 0.4%
Brown & Brown, Inc., 4.60%, 12/23/2026	$515,000	$517,594
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(b)	330,000	336,814
Principal Life Global Funding II, 0.88%, 01/12/2026(b)	585,000	584,450
		1,438,858
Packaging & Containers - 0.2%
Amcor Group Finance PLC, 5.45%, 05/23/2029	645,000	667,150
Pharmaceuticals - 0.7%
AbbVie, Inc., 4.80%, 03/15/2029	350,000	358,852
CVS Health Corp.
2.88%, 06/01/2026	1,375,000	1,368,057
5.00%, 01/30/2029	810,000	827,672
		2,554,581
Pipelines - 0.7%
Enbridge, Inc., 6.00%, 11/15/2028	610,000	641,219
Energy Transfer LP, 6.05%, 12/01/2026	1,295,000	1,315,881
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	375,000	378,489
		2,335,589
REITS - 1.5%
American Homes 4 Rent LP, 4.90%, 02/15/2029	350,000	356,074
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	405,000	404,760
Essex Portfolio LP, 1.70%, 03/01/2028	330,000	313,561
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	1,930,000	1,916,926
Kite Realty Group LP, 4.00%, 10/01/2026	1,020,000	1,018,372
Lineage OP LP, 5.25%, 07/15/2030(b)	660,000	666,331
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(b)	760,000	782,934
		5,458,958
Retail - 0.4%
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	805,000	815,881
4.20%, 04/01/2030	375,000	374,244
Walmart, Inc., 4.35%, 04/28/2030	215,000	218,691
		1,408,816
Semiconductors - 0.1%
Broadcom, Inc., 4.60%, 07/15/2030	510,000	518,569
Software - 0.3%
Oracle Corp., 4.80%, 08/03/2028	555,000	557,979
Roper Technologies, Inc., 4.25%, 09/15/2028	570,000	572,259
		1,130,238

The accompanying notes are an integral part of these consolidated financial statements.

22

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - 1.0%
AT&T, Inc., 2.30%, 06/01/2027	$850,000	$830,683
T-Mobile USA, Inc.
4.80%, 07/15/2028	560,000	570,301
4.85%, 01/15/2029	1,080,000	1,103,845
Verizon Communications, Inc., 2.10%, 03/22/2028	925,000	888,335
		3,393,164
TOTAL CORPORATE BONDS (Cost $63,243,535)		64,334,953

	Shares
COMMODITY POOLS - 14.2%
Galaxy Commodity - Polaris Fund LLC(c)(d)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC	N/A	20,891,429
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC	N/A	18,958,089
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (557) LLC	N/A	10,500,931
TOTAL COMMODITY POOLS (Cost $55,916,470)		50,350,449

	Par
MORTGAGE-BACKED SECURITIES - 11.0%
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(b)(e)	$19,195	18,650
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 5.44% (1 mo. Term SOFR + 1.69%), 07/15/2041, (1.69% Floor)(b)	500,000	500,622
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	2,750,000	2,789,082
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 5.44% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor)(b)	1,135,069	1,135,767
BX Trust
Series 2021-XL2, Class B, 4.86% (1 mo. Term SOFR + 1.11%), 10/15/2038, (1.00% Floor)(b)	1,249,500	1,248,338
Series 2025-DELC, Class A, 5.51% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor)(b)	700,000	700,872
DK Trust, Series 2025-LXP, Class A, 5.33% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor)(b)	1,850,000	1,852,866
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 6.97% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor)(b)	1,640,000	1,679,721
Series 2022-R05, Class 2M2, 6.87% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor)(b)	130,000	132,871
Series 2022-R06, Class 1M2, 7.72% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor)(b)	915,000	948,070
Series 2022-R07, Class 1M2, 8.52% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor)(b)	1,870,000	1,964,986
Series 2022-R08, Class 1M2, 7.47% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor)(b)	2,140,000	2,212,104

The accompanying notes are an integral part of these consolidated financial statements.

23

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2023-R01, Class 1M2, 7.62% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor)(b)	$2,830,000	$2,955,816
Series 2023-R02, Class 1M2, 7.22% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor)(b)	2,000,000	2,072,905
Series 2023-R04, Class 1M2, 7.42% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor)(b)	2,000,000	2,096,238
Series 2023-R05, Class 1M2, 6.97% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor)(b)	225,000	233,335
Series 2023-R08, Class 1M2, 6.37% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor)(b)	880,000	894,573
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1B, 7.12% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor)(b)	2,195,000	2,283,661
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026(e)	388,708	385,198
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(b)(e)	573,836	527,044
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	597,809	588,836
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038(b)	1,800,000	1,754,079
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75%, 03/25/2056(b)(e)	68,526	66,317
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.14% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor)(b)	430,000	430,403
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.74% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor)(b)	1,000,000	1,001,248
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 4.75% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor)(b)	3,250,000	3,063,866
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 09/15/2042, (1.50% Floor)(b)	1,500,000	1,502,343
SMR Mortgage Trust, Series 2022-IND, Class A, 5.40% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor)(b)	3,433,789	3,433,201
TX Trust, Series 2024-HOU, Class A, 5.34% (1 mo. Term SOFR + 1.59%), 06/15/2039, (1.59% Floor)(b)	600,000	600,375
TOTAL MORTGAGE-BACKED SECURITIES (Cost $39,323,151)		39,073,387
ASSET-BACKED SECURITIES - 8.0%
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	2,810,000	2,863,281
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 4.90% (1 mo. Term SOFR + 1.16%), 01/25/2034, (1.05% Floor)	223,429	241,359
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 5.51% (1 mo. Term SOFR + 1.76%), 03/15/2032, (1.65% Floor)	36,167	40,179
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(b)	2,918,667	2,943,671
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029	2,900,000	2,907,363
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	2,875,000	2,905,263

The accompanying notes are an integral part of these consolidated financial statements.

24

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(b)	$1,968,000	$1,930,462
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035(b)	663,050	635,244
Financial Holding Corp., Series 2024-D, Class A, 5.34%, 04/15/2029(b)	1,890,000	1,921,023
Ford Credit Auto Owner Trust, Series 2024-D, Class A3, 4.61%, 08/15/2029	800,000	809,624
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, 08/16/2028	1,101,059	1,111,607
Hilton Grand Vacations, Inc., Series 2019-AA, Class A, 2.34%, 07/25/2033(b)	333,769	332,816
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	1,696,577	1,711,608
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	100,045	99,920
Series 2021-1WA, Class A, 1.14%, 01/22/2041(b)	241,899	233,889
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069(b)	366,588	336,900
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(b)	1,498,313	1,459,725
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029(b)	1,330,000	1,338,169
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	2,485,025	2,511,954
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	2,000,000	2,013,443
TOTAL ASSET-BACKED SECURITIES (Cost $28,200,599)		28,347,500
U.S. GOVERNMENT AGENCY ISSUES - 2.6%
Federal Home Loan Banks
0.60%, 02/12/2026	3,100,000	3,089,155
1.10%, 02/25/2028	6,475,000	6,125,782
United States of America Executive Branch, Series 2012-20K, Class 1, 2.09%, 11/01/2032	2,865	2,694
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $9,134,362)		9,217,631
TOTAL INVESTMENTS - 87.9% (Cost $315,439,546)		$311,795,066
Money Market Deposit Account - 3.8%(f)(g)		13,627,272
Other Assets in Excess of Liabilities - 8.3%(h)		29,436,470
TOTAL NET ASSETS - 100.0%		$354,858,808

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these consolidated financial statements.

25

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $57,398,983 or 16.2% of the Fund’s net assets.

(c)	Non-income producing security.
(d)
Investment valued using net asset value per share as practical expedient. See Note 2. Galaxy Commodity - Polaris Fund, LLC’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

(g)	A portion of this deposit account is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $45,840.
(h)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $448,176.
The accompanying notes are an integral part of these consolidated financial statements.

26

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
December 31, 2025
LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized Appreciation	Counterparty
12-17-2027	LoCorr Commodities Index#	0.50%	Quarterly	$79,211,224	$28,784,105	$(26,097,386)	$2,686,719	Deutsche Bank AG

#
Comprised of a proprietary basket of Commodity Trading Advisor’s “CTA”) Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments. See Notes 2 & 3.

The underlying components of the basket as of December 31, 2025 are shown below:#

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude (NYMEX)	Jan-26	2,326	$134,736,099	14.89%
Brent Crude (ICE)	Jan-26	1,599	98,029,398	10.84%
Copper (COMEX)	May-26	205	29,432,767	3.26%
Natural Gas	Jan-26	602	22,576,979	2.50%
Soybean	Mar-26	307	16,197,376	1.79%
Natural Gas	Jan-27	357	15,259,612	1.69%
Wheat	Mar-26	493	12,566,585	1.39%
Natural Gas	Apr-26	362	11,704,429	1.29%
Natural Gas	Feb-27	302	11,220,775	1.24%
Natural Gas	Feb-26	287	9,118,575	1.01%
Sugar No. 11	Feb-26	440	7,382,778	0.82%
Heating Oil	Feb-26	82	7,342,495	0.81%
Live Cattle	Apr-26	77	7,174,420	0.79%
Gasoline RBOB	Jan-26	87	6,273,427	0.69%
Gold	Feb-26	13	5,657,362	0.63%
WTI Crude (ICE)	Feb-26	95	5,457,899	0.60%
Natural Gas (NYMEX)	Feb-26	595	4,721,991	0.52%
Aluminum	Mar-26	59	4,393,777	0.49%
Copper (LME)	Mar-26	14	4,309,873	0.48%
Zinc	Mar-26	55	4,256,528	0.47%
Corn	Mar-26	179	3,962,172	0.44%
Cotton No. 2	May-26	118	3,879,841	0.43%
Low Sulphur Gasoil	Feb-26	55	3,431,851	0.38%
Coffee	May-26	24	3,086,795	0.34%
Natural Gas (NYMEX)	Sep-27	302	2,872,020	0.32%
Natural Gas (NYMEX)	Jul-27	302	2,843,326	0.31%
Natural Gas (NYMEX)	Jun-27	302	2,808,214	0.31%
Total Purchase Contracts			440,697,364	48.73%

The accompanying notes are an integral part of these consolidated financial statements.

27

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
December 31, 2025(Continued)

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Sale Contracts:(1)
WTI Crude (NYMEX)	Feb-26	(1,817)	$104,867,268	11.60%
Brent Crude (ICE)	Feb-26	(1,263)	76,966,536	8.51%
Copper (COMEX)	Mar-26	(194)	27,529,640	3.05%
Natural Gas	Dec-26	(566)	26,628,575	2.95%
Soybean	May-26	(404)	21,529,388	2.38%
WTI Crude (NYMEX)	Mar-26	(284)	16,321,217	1.81%
Wheat	May-26	(586)	15,267,847	1.69%
Brent Crude (ICE)	Mar-26	(143)	8,666,850	0.96%
Natural Gas	Mar-26	(262)	8,300,815	0.92%
Corn	May-26	(367)	8,246,585	0.91%
Sugar No. 11	Apr-26	(498)	8,169,393	0.90%
Heating Oil	Jan-26	(90)	8,062,494	0.89%
Live Cattle	Feb-26	(75)	6,933,610	0.77%
Cotton No. 2	Mar-26	(192)	6,155,840	0.68%
WTI Crude (NYMEX)	Apr-26	(107)	6,134,296	0.68%
Brent Crude (ICE)	Apr-26	(100)	6,082,533	0.67%
Natural Gas	Jul-26	(130)	4,870,180	0.54%
Milling Wheat	Mar-26	(356)	3,971,785	0.44%
Lean Hogs	Feb-26	(109)	3,741,709	0.41%
Gasoline RBOB	Feb-26	(43)	3,159,839	0.35%
U.K. Natural Gas	Jan-26	(110)	3,099,277	0.34%
Hard Red Wheat	May-26	(114)	3,024,945	0.33%
Total Sale Contracts			377,730,622	41.78%
Other Futures Contracts			63,065,513	6.98%
Total Futures Contracts			881,493,499	97.50%
Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$22,365,942	2.47%
Other Cash and Foreign Currency			267,860	0.03%
Total Cash and Foreign Currency			22,633,802	2.50%
Total Underlying Positions			$904,127,301	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.
The accompanying notes are an integral part of these consolidated financial statements.

28

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 38.9%
United States Treasury Note/Bond
4.50%, 07/15/2026	$140,000	$140,718
4.13%, 02/15/2027	29,790,000	29,986,660
1.38%, 10/31/2028	3,240,000	3,053,447
3.75%, 12/31/2028	4,675,000	4,703,306
4.25%, 02/28/2029	115,885,000	118,279,655
4.63%, 04/30/2029	145,460,000	150,227,224
3.25%, 06/30/2029	90,490,000	89,503,800
4.00%, 02/28/2030	94,525,000	95,798,872
3.88%, 06/30/2030	19,500,000	19,663,008
3.63%, 09/30/2030	65,335,000	65,141,037
TOTAL U.S. TREASURY SECURITIES (Cost $568,324,373)		576,497,727
CORPORATE BONDS - 20.8%
Aerospace & Defense - 0.9%
Boeing Co., 3.25%, 02/01/2028	6,065,000	5,962,688
L3Harris Technologies, Inc., 5.40%, 01/15/2027	5,335,000	5,412,911
RTX Corp., 4.13%, 11/16/2028	2,560,000	2,569,435
		13,945,034
Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	3,150,000	3,206,079
Auto Manufacturers - 0.3%
General Motors Financial Co., Inc., 5.35%, 01/07/2030	4,875,000	5,037,839
Banks - 7.2%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	9,470,000	9,508,770
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	13,365,000	13,808,086
Citibank NA, 4.58%, 05/29/2027	5,880,000	5,940,654
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	3,545,000	3,560,363
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	1,305,000	1,340,924
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	1,460,000	1,483,217
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	3,550,000	3,670,735
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	2,025,000	2,148,259
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	2,445,000	2,527,033
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	3,420,000	3,561,765
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	16,120,000	16,657,902
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	7,400,000	7,424,549
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	15,905,000	15,954,799
NatWest Markets PLC, 5.41%, 05/17/2029(a)	3,615,000	3,752,184
State Street Corp., 4.54%, 02/28/2028	2,960,000	3,006,069

The accompanying notes are an integral part of these consolidated financial statements.

29

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	$3,180,000	$3,246,466
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	8,090,000	8,357,820
		105,949,595
Beverages - 0.2%
PepsiCo, Inc., 4.10%, 01/15/2029	3,275,000	3,294,489
Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028	3,970,000	4,064,239
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	1,655,000	1,652,857
Commercial Services - 0.1%
Global Payments, Inc., 4.88%, 11/15/2030	2,195,000	2,199,841
Cosmetics & Personal Care - 0.4%
Haleon US Capital LLC, 3.38%, 03/24/2027	6,050,000	6,006,742
Diversified Financial Services - 0.5%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	6,720,000	6,847,533
Electric - 1.0%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	3,405,000	3,508,032
Florida Power & Light Co.
5.05%, 04/01/2028	4,100,000	4,205,040
4.40%, 05/15/2028	5,195,000	5,261,480
Southern California Edison Co., 1.20%, 02/01/2026	995,000	991,397
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,361,169	1,370,139
		15,336,088
Electronics - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029	1,570,000	1,613,774
Food - 2.6%
General Mills, Inc., 4.88%, 01/30/2030	3,865,000	3,955,720
Kraft Heinz Foods Co., 3.88%, 05/15/2027	3,560,000	3,550,923
Mars, Inc.
4.60%, 03/01/2028(a)	14,680,000	14,885,021
4.80%, 03/01/2030(a)	13,800,000	14,111,715
Sysco Corp., 3.25%, 07/15/2027	2,680,000	2,653,775
		39,157,154
Healthcare-Services - 0.7%
HCA, Inc., 5.00%, 03/01/2028	2,160,000	2,200,870
UnitedHealth Group, Inc.
4.40%, 06/15/2028	1,940,000	1,962,501
4.25%, 01/15/2029	5,540,000	5,584,877
		9,748,248

The accompanying notes are an integral part of these consolidated financial statements.

30

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Insurance - 0.4%
Brown & Brown, Inc., 4.60%, 12/23/2026	$2,430,000	$2,442,241
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	1,430,000	1,459,526
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	2,530,000	2,527,620
		6,429,387
Packaging & Containers - 0.2%
Amcor Group Finance PLC, 5.45%, 05/23/2029	3,125,000	3,232,317
Pharmaceuticals - 0.8%
AbbVie, Inc., 4.80%, 03/15/2029	1,600,000	1,640,467
CVS Health Corp.
2.88%, 06/01/2026	6,560,000	6,526,877
5.00%, 01/30/2029	3,835,000	3,918,668
		12,086,012
Pipelines - 0.8%
Enbridge, Inc., 6.00%, 11/15/2028	2,875,000	3,022,141
Energy Transfer LP, 6.05%, 12/01/2026	6,370,000	6,472,711
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	1,880,000	1,897,489
		11,392,341
REITS - 1.8%
American Homes 4 Rent LP, 4.90%, 02/15/2029	1,640,000	1,668,459
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	1,910,000	1,908,866
Essex Portfolio LP, 1.70%, 03/01/2028	1,635,000	1,553,554
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	9,345,000	9,281,696
Kite Realty Group LP, 4.00%, 10/01/2026	4,950,000	4,942,099
Lineage OP LP, 5.25%, 07/15/2030(a)	3,240,000	3,271,082
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	3,710,000	3,821,954
		26,447,710
Retail - 0.5%
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	3,915,000	3,967,919
4.20%, 04/01/2030	1,795,000	1,791,382
Walmart, Inc., 4.35%, 04/28/2030	1,000,000	1,017,166
		6,776,467
Semiconductors - 0.2%
Broadcom, Inc., 4.60%, 07/15/2030	2,395,000	2,435,241
Software - 0.4%
Oracle Corp., 4.80%, 08/03/2028	2,655,000	2,669,252
Roper Technologies, Inc., 4.25%, 09/15/2028	2,730,000	2,740,817
		5,410,069

The accompanying notes are an integral part of these consolidated financial statements.

31

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - 1.1%
AT&T, Inc., 2.30%, 06/01/2027	$4,080,000	$3,987,276
T-Mobile USA, Inc.
4.80%, 07/15/2028	2,685,000	2,734,390
4.85%, 01/15/2029	5,320,000	5,437,459
Verizon Communications, Inc., 2.10%, 03/22/2028	4,540,000	4,360,046
		16,519,171
TOTAL CORPORATE BONDS (Cost $303,665,463)		308,788,227
MORTGAGE-BACKED SECURITIES - 11.9%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.02% (1 mo. Term SOFR + 1.26%), 04/15/2034, (1.15% Floor)(a)	3,150,000	2,999,404
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(b)	46,069	44,759
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.50% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor)(a)	10,000,000	10,015,556
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 5.44% (1 mo. Term SOFR + 1.69%), 07/15/2041, (1.69% Floor)(a)	1,420,000	1,421,767
BBCMS Trust
Series 2015-VFM, Class A1, 2.47%, 03/10/2036(a)	61,209	60,982
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	7,135,000	7,236,401
BLP Commercial Mortgage Trust
Series 2024-IND2, Class B, 5.44% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor)(a)	2,942,613	2,944,424
Series 2025-IND2, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 12/15/2042, (1.50% Floor)(a)	5,000,000	5,003,115
BX Trust
Series 2021-CIP, Class A, 4.79% (1 mo. Term SOFR + 1.04%), 12/15/2038, (0.92% Floor)(a)	1,913,228	1,913,501
Series 2021-VIEW, Class A, 5.14% (1 mo. Term SOFR + 1.39%), 06/15/2036, (1.28% Floor)(a)	2,000,000	1,997,571
Series 2021-XL2, Class B, 4.86% (1 mo. Term SOFR + 1.11%), 10/15/2038, (1.00% Floor)(a)	3,850,000	3,846,421
Series 2022-AHP, Class A, 4.74% (1 mo. Term SOFR + 0.99%), 01/17/2039, (0.99% Floor)(a)	965,000	964,414
Series 2022-VAMF, Class B, 5.03% (1 mo. Term SOFR + 1.28%), 01/15/2039, (1.28% Floor)(a)	1,750,000	1,748,936
Series 2024-XL5, Class A, 5.14% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor)(a)	2,355,548	2,356,998
Series 2025-BCAT, Class A, 5.13% (1 mo. Term SOFR + 1.38%), 08/15/2042, (1.38% Floor)(a)	1,724,913	1,727,061
Series 2025-DELC, Class A, 5.51% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor)(a)	2,000,000	2,002,491
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/2050	2,300,000	2,271,606
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 06/10/2037(a)	1,000,000	1,039,259

The accompanying notes are an integral part of these consolidated financial statements.

32

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M2, 7.37% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor)(a)	$4,790,000	$4,919,184
Series 2022-R04, Class 1M2, 6.97% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor)(a)	3,350,000	3,431,138
Series 2022-R05, Class 2M2, 6.87% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor)(a)	380,000	388,392
Series 2022-R06, Class 1M2, 7.72% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor)(a)	1,675,000	1,735,538
Series 2022-R07, Class 1M2, 8.52% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor)(a)	4,255,706	4,471,873
Series 2022-R08, Class 1M2, 7.47% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor)(a)	6,105,000	6,310,699
Series 2023-R01, Class 1M2, 7.62% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor)(a)	4,400,000	4,595,616
Series 2023-R02, Class 1M2, 7.22% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor)(a)	5,000,000	5,182,263
Series 2023-R04, Class 1M2, 7.42% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor)(a)	5,302,000	5,557,126
Series 2023-R05, Class 1M2, 6.97% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor)(a)	1,875,000	1,944,455
Series 2023-R06, Class 1M2, 6.57% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor)(a)	3,060,000	3,144,760
Series 2023-R08, Class 1M2, 6.37% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor)(a)	740,000	752,254
Series 2024-R02, Class 1M2, 5.67% (30 day avg SOFR US + 1.80%), 02/25/2044, (0.00% Floor)(a)	530,000	532,810
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.37% (30 day avg SOFR US + 4.50%), 06/25/2042, (0.00% Floor)(a)	7,820,000	8,225,882
Series 2022-DNA6, Class M1B, 7.57% (30 day avg SOFR US + 3.70%), 09/25/2042, (0.00% Floor)(a)	3,010,000	3,139,821
Series 2023-DNA1, Class M1B, 6.97% (30 day avg SOFR US + 3.10%), 03/25/2043, (0.00% Floor)(a)	2,085,000	2,160,307
Series 2023-DNA2, Class M1B, 7.12% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor)(a)	5,210,000	5,420,443
Series 2023-HQA1, Class M1B, 7.37% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor)(a)	10,230,000	10,714,995
Series 2023-HQA3, Class M2, 7.22% (30 day avg SOFR US + 3.35%), 11/25/2043, (0.00% Floor)(a)	4,150,000	4,341,863
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026(b)	798,189	790,980
GS Mortgage Securities Corp. II, Series 2017-GS6, Class A3, 3.43%, 05/10/2050	2,000,000	1,977,684
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(b)	828,874	761,286
GSAT Trust 2025-BMF, Series 2025-BMF, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 07/15/2040, (1.50% Floor)(a)	2,900,000	2,903,624

The accompanying notes are an integral part of these consolidated financial statements.

33

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.29% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor)(a)	$728,180	$727,954
Ladder Capital Commercial Mortgage Securities LLC, Series 2013-GCP, Class A1, 3.57%, 02/15/2036(a)	822,471	801,287
MCR Mortgage Trust, Series 2024-HTL, Class A, 5.51% (1 mo. Term SOFR + 1.76%), 02/15/2037, (1.76% Floor)(a)	946,688	946,943
MILE Trust 2025-STNE, Series 2025-STNE, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 07/15/2042, (1.50% Floor)(a)	3,100,000	3,101,936
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038(a)	3,700,000	3,605,607
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056(a)(b)	428,163	414,362
Series 2017-2A, Class A3, 4.00%, 03/25/2057(a)(b)	650,602	633,947
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.14% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor)(a)	6,070,000	6,075,696
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.74% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor)(a)	5,650,000	5,657,051
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.57%, 07/15/2039(a)(b)	1,600,000	1,630,350
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 4.75% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor)(a)	5,750,000	5,420,686
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 09/15/2042, (1.50% Floor)(a)	4,750,000	4,757,418
SMR Mortgage Trust, Series 2022-IND, Class A, 5.40% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor)(a)	1,922,922	1,922,592
TX Trust, Series 2024-HOU, Class A, 5.34% (1 mo. Term SOFR + 1.59%), 06/15/2039, (1.59% Floor)(a)	2,000,000	2,001,248
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-B33RP, Class A, 5.10% (1 mo. Term SOFR + 1.35%), 08/15/2042, (1.35% Floor)(a)	5,250,000	5,247,676
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.07%, 09/15/2057(b)	302,070	286,976
TOTAL MORTGAGE-BACKED SECURITIES (Cost $176,716,904)		176,229,388
ASSET-BACKED SECURITIES - 9.5%
American Express Travel Related Services Co., Inc.
Series 2024-1, Class A, 5.23%, 04/15/2029	9,350,000	9,527,286
Series 2025-2, Class A, 4.28%, 04/15/2030	570,000	576,614
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 4.90% (1 mo. Term SOFR + 1.16%), 01/25/2034, (1.05% Floor)	521,424	563,268
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	4,388,500	4,426,096
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	11,090,000	11,206,737
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	789,934	790,616
Series 2024-P4, Class A3, 4.64%, 01/10/2030	265,000	266,624
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	2,775,000	2,785,740

The accompanying notes are an integral part of these consolidated financial statements.

34

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(a)	$3,936,000	$3,860,925
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035(a)	663,050	635,244
Financial Holding Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	4,000,000	4,041,771
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	4,440,000	4,512,879
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	3,597,560	3,630,490
Series 2024-C, Class A3, 4.07%, 07/15/2029	8,075,000	8,102,908
Series 2024-D, Class A3, 4.61%, 08/15/2029	3,400,000	3,440,904
GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.10%, 03/16/2029	4,734,785	4,775,337
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	11,711,806	11,763,178
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033(a)	348,714	347,718
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	2,454,677	2,507,499
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	2,781,407	2,806,050
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038(a)	240,107	239,808
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	592,234	572,624
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A3, 3.88%, 04/16/2029	6,900,000	6,902,213
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	2,990,500	3,051,833
Series 2025-1A, Class A, 4.97%, 09/22/2042(a)	4,036,215	4,093,591
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069(a)	1,008,116	926,474
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030(a)	1,500,000	1,506,146
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040(a)	348,093	357,599
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	1,003,586	879,641
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030	1,300,000	1,318,262
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	5,767,275	5,618,745
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 06/21/2027(a)	2,002,374	2,009,509
Series 2024-B, Class A3, 4.82%, 10/20/2027(a)	3,730,000	3,748,133
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029(a)	2,140,000	2,153,144
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 04/15/2027	446,264	446,180
Series 2024-B, Class A3, 5.33%, 01/16/2029	11,580,218	11,705,704
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027(a)	2,686,923	2,696,242
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	4,750,000	4,781,926
World Omni Automobile Lease Securitization Trust, Series 2024-A, Class A3, 5.26%, 10/15/2027	6,720,000	6,769,647
TOTAL ASSET-BACKED SECURITIES (Cost $139,555,200)		140,345,305

The accompanying notes are an integral part of these consolidated financial statements.

35

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - 7.2%
Federal Farm Credit Banks Funding Corp, 4.75%, 12/14/2026	$3,725,000	$3,765,114
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	13,745,000	13,769,566
4.50%, 08/14/2026	11,900,000	11,965,312
Federal Home Loan Banks
0.60%, 02/12/2026	7,100,000	7,075,161
1.10%, 02/25/2028	11,160,000	10,558,104
Federal National Mortgage Association
1.88%, 09/24/2026	26,835,000	26,506,044
0.75%, 10/08/2027	34,505,000	32,898,874
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $105,471,819)		106,538,175
TOTAL INVESTMENTS - 88.3% (Cost $1,293,733,759)		$1,308,398,822
Money Market Deposit Account - 3.9%(c)(d)		57,397,332
Other Assets in Excess of Liabilities - 7.8%(e)		115,882,686
TOTAL NET ASSETS - 100.0%		$1,481,678,840

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $263,938,589 or 17.8% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

(d)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $14,333.
(e)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $108,056,404.
The accompanying notes are an integral part of these consolidated financial statements.

36

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	1,101	09/14/2027	$266,593,388	$149,364
Aluminum - 90 day settlement(a)	1	01/02/2026	73,690	5,925
Aluminum - 90 day settlement(a)	2	01/28/2026	149,017	5,599
Aluminum - 90 day settlement(a)	1	02/17/2026	74,646	4,518
Aluminum - 90 day settlement(a)	1	02/25/2026	74,786	2,977
Aluminum - 90 day settlement(a)	1	02/26/2026	74,805	2,314
Arabica Coffee	58	03/19/2026	7,585,313	(384,630)
Australian Government 3 Year Bonds	32	03/16/2026	2,242,207	(91)
Australian Dollar	190	03/16/2026	12,678,700	(48,690)
Brent Crude Oil	355	01/30/2026	21,601,750	(149,651)
Brent Crude Oil	82	02/27/2026	4,960,180	(59,414)
Brent Crude Oil	17	03/31/2026	1,025,440	(15,222)
Brent Crude Oil	10	04/30/2026	602,500	(8,463)
Brent Crude Oil	5	05/29/2026	301,100	(4,146)
Brent Crude Oil	2	06/30/2026	120,380	(713)
British Pound	163	03/16/2026	13,710,338	(28,780)
CAC40 10 Euro Index	191	01/16/2026	18,302,708	101,123
Canadian 10 Year Government Bonds	284	03/20/2026	25,017,988	(330,996)
Canadian Dollar	208	03/17/2026	15,208,960	29,623
CME Bitcoin Reference Rate (BRR)	1	01/30/2026	439,425	(11,891)
Copper	15	03/27/2026	2,130,750	35,297
Copper - 90 day settlement(a)	1	01/20/2026	311,469	44,772
Copper - 90 day settlement(a)	1	02/25/2026	311,146	31,811
Copper - 90 day settlement(a)	1	02/27/2026	311,121	28,189
Copper - 90 day settlement(a)	1	03/02/2026	311,096	24,612
Crude Oil	314	01/20/2026	18,029,880	61,017
Crude Oil	67	02/20/2026	3,833,740	(28,097)
Crude Oil	6	03/20/2026	342,420	(2,631)
Crude Soybean Oil	50	03/13/2026	1,456,800	(17,694)
Dollar Index	9	03/16/2026	882,423	1,249
Dow Jones Industrial Average Index	175	03/20/2026	42,294,000	(382,638)
Euro	351	03/16/2026	51,684,750	(192,661)
Euro STOXX 50 Quanto Index	1,023	03/20/2026	70,222,148	829,273
Euro-BTP Italian Government Bonds	97	03/06/2026	13,699,831	(38,341)
French Government Bonds	39	03/06/2026	5,526,971	(9,380)
FTSE 100 Index	443	03/20/2026	59,361,654	880,518
FTSE China A50 Index	39	01/29/2026	595,920	(4,212)
FTSE/JSE Top 40 Index	5	03/19/2026	330,151	576
FTSE/MIB Index	36	03/20/2026	9,530,320	93,480
German Stock Index	66	03/20/2026	47,875,829	471,289
Gold	110	02/25/2026	47,752,100	754,071
Hang Seng China Enterprises Index	137	01/29/2026	7,836,040	(78,583)
Hang Seng Index	128	01/29/2026	21,091,292	(211,110)
IBEX 35 Index	1	01/16/2026	203,068	3,993
ICE 3 Month SONIA Rate	58	12/15/2026	18,892,393	10,153
ICE 3 Month SONIA Rate	75	03/16/2027	24,432,347	16,421
ICE 3 Month SONIA Rate	80	06/15/2027	26,053,082	16,449
ICE 3 Month SONIA Rate	312	09/14/2027	101,559,707	90,724
ICE 3 Month SONIA Rate	43	12/14/2027	13,990,490	9,325

The accompanying notes are an integral part of these consolidated financial statements.

37

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
ICE 3 Month SONIA Rate	37	03/14/2028	$12,032,718	$8,320
ICE 3 Month SONIA Rate	22	06/20/2028	7,150,882	4,140
ICE European Climate Exchange Emissions	21	12/14/2026	2,156,219	(2,681)
Japanese 10 Year Government Bonds	7	03/13/2026	5,917,199	(212)
KOSPI 200 Index	152	03/12/2026	16,038,319	499,200
Live Cattle	3	02/27/2026	277,920	593
London Metals - Aluminum(a)	189	03/16/2026	14,148,871	544,136
London Metals - Copper(a)	150	03/16/2026	46,651,875	5,446,328
London Metals - Lead(a)	7	03/16/2026	351,346	(863)
London Metals - Nickel(a)	10	03/16/2026	998,336	94,128
London Metals - Zinc(a)	109	03/16/2026	8,499,057	190,357
Long Gilt	288	03/27/2026	35,470,581	88,452
Low Sulphur Gas Oil	107	02/12/2026	6,634,000	53,542
Low Sulphur Gas Oil	28	03/12/2026	1,724,100	1,239
Low Sulphur Gas Oil	8	04/10/2026	487,400	690
Mexican Peso	529	03/16/2026	14,579,240	(393)
MSCI EAFE Index	17	03/20/2026	2,466,785	(7,053)
MSCI Emerging Markets Index	33	03/20/2026	2,328,810	(3,737)
Nasdaq 100 Index	133	03/20/2026	67,714,955	(163,230)
Natural Gas	1	05/27/2026	34,310	(1,542)
Nifty 50 Index	12	01/27/2026	630,612	(453)
Nikkei 225 Index	92	03/12/2026	29,601,634	(99,886)
NY Harbor ULSD	56	01/30/2026	4,989,768	(58,623)
NY Harbor ULSD	10	02/27/2026	883,428	(10,673)
NY Harbor ULSD	2	03/31/2026	174,006	(2,305)
NY Harbor ULSD	1	04/30/2026	86,058	(1,274)
Reformulated Gasoline Blendstock	16	01/30/2026	1,152,480	(14,893)
Reformulated Gasoline Blendstock	20	02/27/2026	1,462,860	(25,165)
Reformulated Gasoline Blendstock	7	03/31/2026	576,710	(7,854)
Reformulated Gasoline Blendstock	7	04/30/2026	578,504	(6,569)
Russell 2000 Index	318	03/20/2026	39,718,200	(762,352)
S&P 500 Index	277	03/20/2026	95,461,125	(192,027)
S&P/Toronto Stock Exchange 60 Index	10	03/19/2026	2,713,052	(4,153)
SET50 Index	94	03/30/2026	494,988	(4,017)
SGX FTSE Taiwan Index	31	01/29/2026	2,940,040	25,461
Silver	31	03/27/2026	10,943,465	1,540,653
Soybeans	69	03/13/2026	3,613,875	(297,738)
Swiss Franc	147	03/16/2026	23,350,031	(131,183)
TOPIX Index	256	03/12/2026	55,787,538	296,841
U.S. Treasury 10 Year Notes	681	03/20/2026	76,569,937	(480,463)
U.S. Treasury 2 Year Notes	550	03/31/2026	114,833,984	(62,818)
U.S. Treasury 5 Year Note	999	03/31/2026	109,195,383	(267,909)
U.S. Treasury Long Bonds	193	03/20/2026	22,309,594	(5,399)
Zinc - 90 day settlement(a)	1	01/12/2026	77,199	3,340
Zinc - 90 day settlement(a)	1	02/09/2026	77,637	981
Zinc - 90 day settlement(a)	1	03/02/2026	77,848	469
				$7,880,033

The accompanying notes are an integral part of these consolidated financial statements.

38

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(11)	03/12/2026	$928,722	$6,988
10 Year U.S. Ultra Treasury Notes	(165)	03/20/2026	18,977,578	13,519
3 Month Euribor	(119)	09/14/2026	34,241,939	16,334
3 Month Euribor	(113)	12/14/2026	32,500,515	(1,923)
3 Month Euribor	(103)	03/15/2027	29,604,693	(3,403)
3 Month Euribor	(1,311)	06/14/2027	376,543,506	(66,149)
3 Month Euribor	(75)	09/13/2027	21,525,966	(4,245)
3 Month Euribor	(62)	12/13/2027	17,782,959	(3,931)
3 Month Euribor	(51)	03/13/2028	14,618,178	(8,554)
3-Month Secured Overnight Financing Rate	(21)	12/15/2026	5,084,363	(3,685)
3-Month Secured Overnight Financing Rate	(31)	03/16/2027	7,508,975	(4,077)
3-Month Secured Overnight Financing Rate	(34)	06/15/2027	8,235,225	(5,057)
3-Month Secured Overnight Financing Rate	(12)	09/14/2027	2,905,650	(1,783)
3-Month Secured Overnight Financing Rate	(10)	12/14/2027	2,420,125	(1,267)
3-Month Secured Overnight Financing Rate	(23)	03/14/2028	5,562,837	(2,401)
3-Month Secured Overnight Financing Rate	(10)	06/20/2028	2,417,000	(754)
3-Month Secured Overnight Financing Rate	(214)	09/19/2028	51,691,700	(987)
Aluminum - 90 day settlement(a)	(1)	01/02/2026	73,690	(6,247)
Aluminum - 90 day settlement(a)	(2)	01/28/2026	149,016	(4,859)
Aluminum - 90 day settlement(a)	(1)	02/17/2026	74,646	(4,841)
Aluminum - 90 day settlement(a)	(1)	02/25/2026	74,786	(3,750)
Aluminum - 90 day settlement(a)	(1)	02/26/2026	74,805	(3,189)
ASX SPI 200 Index	(9)	03/19/2026	1,302,737	8,265
Australian Government 10 Year Bonds	(823)	03/16/2026	60,131,991	142,577
Australian Dollar	(18)	03/16/2026	1,201,140	1,459
Brent Crude Oil	(173)	01/30/2026	10,527,050	(77,551)
Canadian Dollar	(49)	03/17/2026	3,582,880	(17,216)
Copper - 90 day settlement(a)	(1)	01/20/2026	311,469	(45,465)
Copper - 90 day settlement(a)	(1)	02/25/2026	311,146	(36,066)
Copper - 90 day settlement(a)	(1)	02/27/2026	311,121	(23,591)
Copper - 90 day settlement(a)	(1)	03/02/2026	311,096	(25,507)
Corn No. 2 Yellow	(483)	03/13/2026	10,632,037	178,284
Cotton No. 2	(157)	03/09/2026	5,045,195	123,321
Crude Oil	(186)	01/20/2026	10,680,120	(195,688)
Crude Oil	(1)	04/21/2026	57,000	678
Crude Soybean Oil	(90)	03/13/2026	2,622,240	18,699
Ether Dollar Reference Rate	(1)	01/30/2026	149,350	(285)
Euro	(8)	03/16/2026	1,178,000	5,253
Euro BUXL 30 Year Bonds	(104)	03/06/2026	13,458,939	(38,298)
Euro-BOBL	(1,973)	03/06/2026	269,336,342	48,218
Euro-BTP Italian Government Bonds	(11)	03/06/2026	1,553,589	139
Euro-Bund	(1,480)	03/06/2026	221,881,728	80,385
Euro-Schatz	(4,059)	03/06/2026	509,402,306	210,474
French Government Bonds	(72)	03/06/2026	10,203,638	(5,903)
Hard Red Winter Wheat	(271)	03/13/2026	6,974,862	187,276
Japanese 10 Year Government Bonds	(106)	03/13/2026	89,603,294	610,180

The accompanying notes are an integral part of these consolidated financial statements.

39

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Japanese Yen	(287)	03/16/2026	$23,026,369	$56,215
Lean Hogs	(22)	02/13/2026	748,880	(16,953)
London Cocoa	(30)	03/16/2026	1,769,987	(19,245)
London Metals - Aluminum(a)	(41)	03/16/2026	3,069,332	(112,367)
London Metals - Copper(a)	(62)	03/16/2026	19,282,775	(686,061)
London Metals - Lead(a)	(8)	03/16/2026	401,538	6,401
London Metals - Nickel(a)	(13)	03/16/2026	1,297,837	(121,640)
London Metals - Zinc(a)	(19)	03/16/2026	1,481,487	(26,696)
Natural Gas	(184)	01/28/2026	6,782,240	61,133
Natural Gas	(5)	01/29/2026	111,198	(499)
Natural Gas	(11)	02/25/2026	344,300	15,298
Natural Gas	(8)	03/27/2026	252,240	15,174
Natural Gas	(1)	04/28/2026	32,300	528
New Zealand Dollar	(5)	03/16/2026	288,400	60
Nikkei 225 Index	(1)	03/12/2026	161,022	143
Platinum	(1)	04/28/2026	102,210	4,393
Reformulated Gasoline Blendstock	(18)	01/30/2026	1,296,540	6,014
S&P Mid Cap 400 Index	(4)	03/20/2026	1,330,080	28,543
Sao Paulo Stock Exchange Index (Bovespa)	(120)	02/18/2026	3,589,872	(30,110)
Soybean Meal	(110)	03/13/2026	3,293,400	47,993
Soybeans	(70)	03/13/2026	3,666,250	114,736
Sugar #11	(425)	02/27/2026	7,144,760	348,487
U.S. Treasury 10 Year Notes	(527)	03/20/2026	59,254,563	(19,144)
U.S. Treasury 2 Year Notes	(124)	03/31/2026	25,889,844	(26,259)
U.S. Treasury 5 Year Note	(716)	03/31/2026	78,262,158	(144,361)
U.S. Treasury Long Bonds	(196)	03/20/2026	22,656,375	(99,554)
U.S. Treasury Ultra Bonds	(138)	03/20/2026	16,284,000	3,714
US Cocoa	(3)	03/16/2026	181,950	(197)
Wheat	(372)	03/13/2026	9,430,200	530,769
Zinc - 90 day settlement(a)	(1)	01/12/2026	77,198	(3,798)
Zinc - 90 day settlement(a)	(1)	02/09/2026	77,637	(1,031)
Zinc - 90 day settlement(a)	(1)	03/02/2026	77,848	(1,605)
				$985,458
Net Unrealized Appreciation (Depreciation)				$8,865,491

The Fund has recorded a liability of $4,644,753 as of December 31, 2025 related to the current day’s variation margin related to these contracts.
(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

40

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	03/18/2026	AUD	61,444,000	USD	40,845,058	$161,923
Bank of America	01/21/2026	CAD	110,280,000	USD	80,195,949	229,726
Bank of America	03/18/2026	CAD	64,796,000	USD	47,257,937	107,340
Bank of America	01/06/2026	CHF	912,000	USD	1,150,041	2,079
Bank of America	03/18/2026	CHF	12,029,000	USD	15,245,494	66,035
Bank of America	01/05/2026	CNH	11,750,000	USD	1,681,132	3,806
Bank of America	01/06/2026	CNH	25,540,000	USD	3,655,360	7,286
Bank of America	01/21/2026	CNH	448,610,000	USD	63,756,788	639,075
Bank of America	01/02/2026	EUR	1,952,000	USD	2,293,348	855
Bank of America	01/05/2026	EUR	3,781,000	USD	4,440,137	4,334
Bank of America	01/21/2026	EUR	75,550,000	USD	88,582,663	294,507
Bank of America	03/18/2026	EUR	69,618,000	USD	81,915,085	196,799
Bank of America	01/02/2026	GBP	2,727,000	USD	3,672,373	3,474
Bank of America	01/05/2026	GBP	3,166,000	USD	4,259,932	7,662
Bank of America	01/21/2026	GBP	59,240,000	USD	78,882,646	967,981
Bank of America	02/18/2026	GBP	23,630,000	USD	31,816,447	32,518
Bank of America	03/18/2026	GBP	47,248,000	USD	63,125,543	549,390
Bank of America	01/06/2026	JPY	2,348,533,000	USD	14,999,895	1,646
Bank of America	01/21/2026	MXN	924,710,000	USD	50,607,608	637,601
Bank of America	03/18/2026	MXN	544,418,000	USD	29,654,854	348,552
Bank of America	01/06/2026	NZD	1,188,000	USD	683,542	616
Bank of America	01/02/2026	USD	2,334,118	AUD	3,481,000	11,029
Bank of America	01/05/2026	USD	3,394,872	AUD	5,085,000	1,251
Bank of America	03/18/2026	USD	19,440,177	AUD	29,101,000	18,522
Bank of America	01/02/2026	USD	1,021,072	CAD	1,400,000	977
Bank of America	01/02/2026	USD	2,296,833	EUR	1,952,000	2,629
Bank of America	03/18/2026	USD	39,178,359	EUR	33,184,000	39,045
Bank of America	01/02/2026	USD	3,682,484	GBP	2,727,000	6,638
Bank of America	03/18/2026	USD	26,696,239	GBP	19,809,000	151
Bank of America	01/05/2026	USD	16,145,088	JPY	2,522,486,000	33,897
Bank of America	01/06/2026	USD	15,016,292	JPY	2,348,533,000	14,751
Bank of America	01/21/2026	USD	55,702,586	JPY	8,655,000,000	341,514
Bank of America	03/18/2026	USD	107,608,937	JPY	16,691,027,000	339,868
Bank of America	01/21/2026	USD	16,349,304	MXN	294,730,000	16,075
Bank of America	01/05/2026	USD	240,624	NZD	414,000	2,215
Bank of America	01/06/2026	USD	685,363	NZD	1,188,000	1,205
Bank of America	03/18/2026	USD	20,097,845	NZD	34,644,000	93,268
Bank of America	01/02/2026	AUD	3,481,000	USD	2,331,546	(8,457)
Bank of America	01/05/2026	AUD	5,085,000	USD	3,394,909	(1,288)
Bank of America	01/02/2026	CAD	1,400,000	USD	1,022,006	(1,911)
Bank of America	01/05/2026	CHF	152,000	USD	192,070	(71)
Bank of America	01/05/2026	JPY	2,522,486,000	USD	16,160,406	(49,215)
Bank of America	01/21/2026	JPY	8,655,000,000	USD	55,860,993	(499,920)
Bank of America	03/18/2026	JPY	1,665,842,000	USD	10,757,473	(51,522)
Bank of America	01/05/2026	NZD	414,000	USD	239,889	(1,480)
Bank of America	03/18/2026	NZD	12,802,000	USD	7,453,617	(61,324)

The accompanying notes are an integral part of these consolidated financial statements.

41

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	01/21/2026	USD	97,396,183	CAD	135,240,000	$(1,232,474)
Bank of America	03/18/2026	USD	72,217,277	CAD	99,537,000	(543,349)
Bank of America	01/05/2026	USD	191,924	CHF	152,000	(76)
Bank of America	01/06/2026	USD	1,150,700	CHF	912,000	(1,421)
Bank of America	03/18/2026	USD	6,092,018	CHF	4,802,000	(20,374)
Bank of America	01/05/2026	USD	1,680,924	CNH	11,750,000	(4,014)
Bank of America	01/06/2026	USD	3,657,599	CNH	25,540,000	(5,048)
Bank of America	01/21/2026	USD	19,573,516	CNH	137,850,000	(214,205)
Bank of America	01/05/2026	USD	4,436,125	EUR	3,781,000	(8,346)
Bank of America	01/21/2026	USD	69,158,792	EUR	59,160,000	(437,149)
Bank of America	01/05/2026	USD	4,257,121	GBP	3,166,000	(10,473)
Bank of America	01/21/2026	USD	79,438,658	GBP	59,240,000	(411,969)
Bank of America	02/18/2026	USD	9,013,909	JPY	1,406,000,000	(640)
Bank of America	03/18/2026	USD	499,715	MXN	9,076,000	(472)
Deutsche Bank	01/21/2026	AUD	61,850,000	USD	41,011,129	269,773
Deutsche Bank	01/06/2026	CHF	7,480,000	USD	9,427,423	21,985
Deutsche Bank	01/21/2026	CHF	37,760,000	USD	47,551,946	230,151
Deutsche Bank	01/21/2026	CLP	3,756,000,000	USD	4,079,584	94,296
Deutsche Bank	01/21/2026	ILS	8,820,000	USD	2,744,781	24,616
Deutsche Bank	01/21/2026	INR	410,360,000	USD	4,544,953	12,663
Deutsche Bank	01/21/2026	KRW	9,716,000,000	USD	6,622,838	126,779
Deutsche Bank	01/06/2026	NZD	12,620,000	USD	7,258,827	8,916
Deutsche Bank	01/21/2026	PLN	42,030,000	USD	11,598,247	107,583
Deutsche Bank	01/21/2026	SEK	374,490,000	USD	40,137,671	585,463
Deutsche Bank	01/21/2026	SGD	33,710,000	USD	26,102,710	160,770
Deutsche Bank	01/05/2026	USD	3,766,708	CHF	2,980,000	2,514
Deutsche Bank	01/21/2026	USD	4,935,542	INR	443,510,000	9,751
Deutsche Bank	01/05/2026	USD	4,572,910	NZD	7,880,000	35,073
Deutsche Bank	01/06/2026	USD	7,281,302	NZD	12,620,000	13,559
Deutsche Bank	01/21/2026	USD	28,844,766	NZD	49,790,000	151,696
Deutsche Bank	01/05/2026	USD	3,324,543	SEK	30,570,000	3,202
Deutsche Bank	01/21/2026	ZAR	335,040,000	USD	19,608,565	593,065
Deutsche Bank	02/18/2026	USD	15,150,000	NZD	8,735,893	(3,562)
Deutsche Bank	01/21/2026	BRL	295,510,000	USD	54,381,512	(757,042)
Deutsche Bank	01/05/2026	CHF	2,980,000	USD	3,776,847	(12,652)
Deutsche Bank	01/21/2026	NOK	397,910,000	USD	39,488,421	(9,192)
Deutsche Bank	01/05/2026	NZD	7,880,000	USD	4,578,386	(40,548)
Deutsche Bank	01/21/2026	NZD	49,790,000	USD	28,842,316	(149,245)
Deutsche Bank	01/05/2026	SEK	30,570,000	USD	3,326,304	(4,964)
Deutsche Bank	01/21/2026	USD	47,371,193	AUD	71,460,000	(323,766)
Deutsche Bank	01/21/2026	USD	27,612,165	BRL	153,110,000	(171,811)
Deutsche Bank	01/06/2026	USD	9,430,109	CHF	7,480,000	(19,299)
Deutsche Bank	01/21/2026	USD	23,885,307	CHF	18,920,000	(56,359)
Deutsche Bank	01/21/2026	USD	2,486,658	CLP	2,275,000,000	(41,451)
Deutsche Bank	01/21/2026	USD	3,137	ILS	10,000	(3)
Deutsche Bank	01/21/2026	USD	5,654,033	KRW	8,227,000,000	(61,189)

The accompanying notes are an integral part of these consolidated financial statements.

42

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	01/21/2026	USD	4,260,359	NOK	43,170,000	$(22,816)
Deutsche Bank	01/21/2026	USD	4,313,603	PLN	15,500,000	(3,322)
Deutsche Bank	01/21/2026	USD	17,471,203	SEK	160,990,000	(35,319)
Deutsche Bank	01/21/2026	USD	8,057,238	SGD	10,370,000	(22,035)
Deutsche Bank	01/21/2026	USD	7,252,292	ZAR	121,900,000	(97,811)
Net Unrealized Appreciation (Depreciation)						$2,240,511

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these consolidated financial statements.

43

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 35.0%
United States Treasury Note/Bond
4.50%, 07/15/2026	$1,825,000	$1,834,360
4.50%, 04/15/2027	1,430,000	1,447,651
1.38%, 10/31/2028	5,015,000	4,726,246
4.25%, 02/28/2029	18,215,000	18,591,396
4.63%, 04/30/2029	23,205,000	23,965,508
3.25%, 06/30/2029	17,505,000	17,314,223
4.00%, 02/28/2030	19,860,000	20,127,644
3.88%, 06/30/2030	3,135,000	3,161,207
3.63%, 09/30/2030	8,985,000	8,958,326
TOTAL U.S. TREASURY SECURITIES (Cost $98,657,121)		100,126,561
CORPORATE BONDS - 19.7%
Aerospace & Defense - 0.9%
Boeing Co., 3.25%, 02/01/2028	1,100,000	1,081,444
L3Harris Technologies, Inc., 5.40%, 01/15/2027	985,000	999,385
RTX Corp., 4.13%, 11/16/2028	455,000	456,677
		2,537,506
Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	550,000	559,792
Auto Manufacturers - 0.3%
General Motors Financial Co., Inc., 5.35%, 01/07/2030	890,000	919,729
Banks - 6.8%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	1,735,000	1,742,103
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	2,440,000	2,520,893
Citibank NA, 4.58%, 05/29/2027	1,100,000	1,111,347
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	650,000	652,817
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	250,000	256,882
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	265,000	269,214
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	645,000	666,936
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	380,000	403,130
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	440,000	454,763
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	575,000	598,835
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	2,945,000	3,043,271
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	1,375,000	1,379,561
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	2,890,000	2,899,049
NatWest Markets PLC, 5.41%, 05/17/2029(a)	755,000	783,651
State Street Corp., 4.54%, 02/28/2028	540,000	548,404

The accompanying notes are an integral part of these consolidated financial statements.

44

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	$665,000	$678,899
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	1,470,000	1,518,664
		19,528,419
Beverages - 0.2%
PepsiCo, Inc., 4.10%, 01/15/2029	610,000	613,630
Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028	735,000	752,447
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	335,000	334,566
Commercial Services - 0.2%
Global Payments, Inc., 4.88%, 11/15/2030	410,000	410,904
Cosmetics & Personal Care - 0.4%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,200,000	1,191,420
Diversified Financial Services - 0.5%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,245,000	1,268,628
Electric - 0.9%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	630,000	649,063
Florida Power & Light Co.
5.05%, 04/01/2028	715,000	733,318
4.40%, 05/15/2028	920,000	931,773
Southern California Edison Co., 1.20%, 02/01/2026	185,000	184,330
		2,498,484
Electronics - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029	285,000	292,946
Food - 2.5%
General Mills, Inc., 4.88%, 01/30/2030	715,000	731,783
Kraft Heinz Foods Co., 3.88%, 05/15/2027	625,000	623,406
Mars, Inc.
4.60%, 03/01/2028(a)	2,690,000	2,727,568
4.80%, 03/01/2030(a)	2,540,000	2,597,374
Sysco Corp., 3.25%, 07/15/2027	490,000	485,205
		7,165,336
Healthcare-Services - 0.6%
HCA, Inc., 5.00%, 03/01/2028	395,000	402,474
UnitedHealth Group, Inc.
4.40%, 06/15/2028	360,000	364,176
4.25%, 01/15/2029	1,005,000	1,013,141
		1,779,791

The accompanying notes are an integral part of these consolidated financial statements.

45

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Insurance - 0.4%
Brown & Brown, Inc., 4.60%, 12/23/2026	$450,000	$452,267
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	295,000	301,091
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	435,000	434,591
		1,187,949
Packaging & Containers - 0.2%
Amcor Group Finance PLC, 5.45%, 05/23/2029	575,000	594,746
Pharmaceuticals - 0.8%
AbbVie, Inc., 4.80%, 03/15/2029	290,000	297,335
CVS Health Corp.
2.88%, 06/01/2026	1,195,000	1,188,966
5.00%, 01/30/2029	700,000	715,272
		2,201,573
Pipelines - 0.7%
Enbridge, Inc., 6.00%, 11/15/2028	535,000	562,381
Energy Transfer LP, 6.05%, 12/01/2026	1,170,000	1,188,865
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	330,000	333,070
		2,084,316
REITS - 1.7%
American Homes 4 Rent LP, 4.90%, 02/15/2029	305,000	310,293
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	345,000	344,795
Essex Portfolio LP, 1.70%, 03/01/2028	295,000	280,305
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	1,653,000	1,641,802
Kite Realty Group LP, 4.00%, 10/01/2026	905,000	903,555
Lineage OP LP, 5.25%, 07/15/2030(a)	585,000	590,612
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	655,000	674,766
		4,746,128
Retail - 0.4%
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	685,000	694,259
4.20%, 04/01/2030	315,000	314,365
Walmart, Inc., 4.35%, 04/28/2030	180,000	183,090
		1,191,714
Semiconductors - 0.2%
Broadcom, Inc., 4.60%, 07/15/2030	435,000	442,309
Software - 0.3%
Oracle Corp., 4.80%, 08/03/2028	470,000	472,523
Roper Technologies, Inc., 4.25%, 09/15/2028	500,000	501,981
		974,504

The accompanying notes are an integral part of these consolidated financial statements.

46

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - 1.0%
AT&T, Inc., 2.30%, 06/01/2027	$750,000	$732,955
T-Mobile USA, Inc.
4.80%, 07/15/2028	495,000	504,105
4.85%, 01/15/2029	960,000	981,196
Verizon Communications, Inc., 2.10%, 03/22/2028	780,000	749,083
		2,967,339
TOTAL CORPORATE BONDS (Cost $55,368,552)		56,244,176
MORTGAGE-BACKED SECURITIES - 11.4%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.02% (1 mo. Term SOFR + 1.26%), 04/15/2034, (1.15% Floor)(a)	600,000	571,315
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(b)	7,678	7,460
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.50% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor)(a)	1,000,000	1,001,556
BANK-2022, Series 2022-BNK39, Class A1, 1.74%, 02/15/2055	163,044	160,870
BLP Commercial Mortgage Trust
Series 2024-IND2, Class B, 5.44% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor)(a)	454,028	454,307
Series 2025-IND2, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 12/15/2042, (1.50% Floor)(a)	1,000,000	1,000,623
BX Trust
Series 2022-VAMF, Class B, 5.03% (1 mo. Term SOFR + 1.28%), 01/15/2039, (1.28% Floor)(a)	250,000	249,848
Series 2024-XL5, Class A, 5.14% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor)(a)	1,009,521	1,010,142
Series 2025-DELC, Class A, 5.51% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor)(a)	355,000	355,442
DK Trust, Series 2025-LXP, Class A, 5.33% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor)(a)	925,000	926,433
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M2, 7.37% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor)(a)	1,470,000	1,509,645
Series 2022-R04, Class 1M2, 6.97% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor)(a)	1,150,000	1,177,853
Series 2022-R05, Class 2M2, 6.87% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor)(a)	35,000	35,773
Series 2022-R06, Class 1M2, 7.72% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor)(a)	605,000	626,866
Series 2022-R07, Class 1M2, 8.52% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor)(a)	1,050,000	1,103,334
Series 2022-R08, Class 1M2, 7.47% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor)(a)	1,930,000	1,995,029
Series 2023-R01, Class 1M2, 7.62% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor)(a)	865,000	903,456

The accompanying notes are an integral part of these consolidated financial statements.

47

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2023-R02, Class 1M2, 7.22% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor)(a)	$1,445,000	$1,497,674
Series 2023-R04, Class 1M2, 7.42% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor)(a)	600,000	628,871
Series 2023-R05, Class 1M2, 6.97% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor)(a)	550,000	570,374
Series 2023-R06, Class 1M2, 6.57% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor)(a)	2,050,000	2,106,784
Series 2023-R08, Class 1M2, 6.37% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor)(a)	380,000	386,293
Series 2024-R02, Class 1M2, 5.67% (30 day avg SOFR US + 1.80%), 02/25/2044, (0.00% Floor)(a)	210,000	211,113
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1B, 6.97% (30 day avg SOFR US + 3.10%), 03/25/2043, (0.00% Floor)(a)	745,000	771,908
Series 2023-DNA2, Class M1B, 7.12% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor)(a)	1,605,000	1,669,829
Series 2023-HQA1, Class M1B, 7.37% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor)(a)	890,000	932,194
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	303,333	298,780
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.29% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor)(a)	2,068,033	2,067,390
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.16% (1 mo. Term SOFR + 1.40%), 03/15/2039, (1.40% Floor)(a)	1,500,000	1,499,066
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.14% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor)(a)	1,300,000	1,301,220
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.74% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor)(a)	1,875,000	1,877,340
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 4.75% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor)(a)	1,000,000	942,728
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 09/15/2042, (1.50% Floor)(a)	1,500,000	1,502,343
SMR Mortgage Trust, Series 2022-IND, Class A, 5.40% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor)(a)	1,144,596	1,144,400
TOTAL MORTGAGE-BACKED SECURITIES (Cost $32,678,396)		32,498,259
ASSET-BACKED SECURITIES - 9.1%
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	1,870,000	1,905,457
Avis Budget Car Rental LLC, Series 2023-2A, Class A, 5.20%, 10/20/2027(a)	200,000	201,296
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	2,450,000	2,475,789
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	316,796	317,070
Series 2024-P4, Class A3, 4.64%, 01/10/2030	400,000	402,452
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	1,000,000	1,003,870

The accompanying notes are an integral part of these consolidated financial statements.

48

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(a)	$624,000	$612,098
Financial Holding Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	500,000	505,221
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	1,240,000	1,260,354
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	1,105,133	1,115,249
Series 2024-C, Class A3, 4.07%, 07/15/2029	2,450,000	2,458,467
Series 2024-D, Class A3, 4.61%, 08/15/2029	750,000	759,023
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A3, 5.78%, 08/16/2028	974,013	983,344
Series 2024-2, Class A3, 5.10%, 03/16/2029	755,551	762,022
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	2,082,911	2,092,047
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033(a)	99,633	99,348
Series 2023-1A, Class A, 5.72%, 01/25/2038(a)	51,478	52,677
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	275,806	281,741
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	766,722	773,515
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	1,610,682	1,643,716
Series 2025-1A, Class A, 4.97%, 09/22/2042(a)	475,579	482,339
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040(a)	88,875	91,302
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	1,007,063	981,127
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029(a)	610,000	613,747
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	2,832,929	2,863,627
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027(a)	122,931	123,358
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	1,300,000	1,308,738
TOTAL ASSET-BACKED SECURITIES (Cost $25,947,152)		26,168,994
U.S. GOVERNMENT AGENCY ISSUES - 4.0%
Federal Home Loan Banks
0.60%, 02/12/2026	1,990,000	1,983,038
1.00%, 03/23/2026	1,950,000	1,938,828
4.00%, 03/10/2027	1,500,000	1,508,716
1.10%, 02/25/2028	2,365,000	2,237,448
Federal National Mortgage Association, 0.75%, 10/08/2027	3,825,000	3,646,955
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $11,205,820)		11,314,985
TOTAL INVESTMENTS - 79.2% (Cost $223,857,041)		$226,352,975
Money Market Deposit Account - 7.1%(c)(d)		20,160,186
Other Assets in Excess of Liabilities - 13.7%(e)		39,229,776
TOTAL NET ASSETS - 100.0%		$285,742,937

The accompanying notes are an integral part of these consolidated financial statements.

49

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $48,699,303 or 17.0% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

(d)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $1,327,045.
(e)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $36,298,491.
The accompanying notes are an integral part of these consolidated financial statements.

50

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	673	09/14/2027	$162,958,538	$90,712
Arabica Coffee	31	03/19/2026	4,054,219	(236,412)
CAC40 10 Euro Index	116	01/16/2026	11,115,781	61,071
Canadian 10 Year Government Bonds	149	03/20/2026	13,125,635	(199,474)
Dollar Index	5	03/16/2026	490,235	969
Dow Jones Industrial Average Index	94	03/20/2026	22,717,920	(215,597)
Euro STOXX 50 Quanto Index	484	03/20/2026	33,223,382	409,447
FTSE 100 Index	221	03/20/2026	29,613,827	498,605
German Stock Index	28	03/20/2026	20,310,958	258,106
Gold	54	02/25/2026	23,441,940	574,905
Hang Seng Index	47	01/29/2026	7,744,459	(66,337)
ICE 3 Month SONIA Rate	152	09/14/2027	49,477,806	46,725
London Metals - Aluminum(a)	85	03/16/2026	6,363,249	243,425
London Metals - Copper(a)	67	03/16/2026	20,837,837	2,571,262
London Metals - Zinc(a)	50	03/16/2026	3,898,650	99,297
Long Gilt	76	03/27/2026	9,360,292	8,942
Low Sulphur Gas Oil	42	02/12/2026	2,604,000	33,649
Nasdaq 100 Index	62	03/20/2026	31,566,370	(29,541)
Nikkei 225 Index	55	03/12/2026	17,696,629	(63,635)
NY Harbor ULSD	22	01/30/2026	1,960,266	(21,517)
Russell 2000 Index	149	03/20/2026	18,610,100	(426,254)
S&P 500 Index	123	03/20/2026	42,388,875	(6,440)
Silver	19	03/27/2026	6,707,285	951,397
Soybeans	42	03/13/2026	2,199,750	(182,619)
TOPIX Index	141	03/12/2026	30,726,730	160,144
U.S. Treasury 10 Year Notes	416	03/20/2026	46,774,000	(289,900)
U.S. Treasury 2 Year Notes	325	03/31/2026	67,856,445	(37,015)
U.S. Treasury 5 Year Note	611	03/31/2026	66,785,164	(163,975)
U.S. Treasury Long Bonds	118	03/20/2026	13,640,062	(6,055)
				$4,063,885

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(15)	03/12/2026	$1,266,439	$8,428
3 Month Euribor	(749)	06/14/2027	215,126,686	(37,238)
Australian Government 10 Year Bonds	(482)	03/16/2026	35,217,035	83,785
Brent Crude Oil	(106)	01/30/2026	6,450,100	(46,970)
Corn No. 2 Yellow	(191)	03/13/2026	4,204,387	68,899
Cotton No. 2	(76)	03/09/2026	2,442,260	67,747
Crude Oil	(113)	01/20/2026	6,488,460	(121,361)
Crude Soybean Oil	(55)	03/13/2026	1,602,480	11,994
Euro-BOBL	(756)	03/06/2026	103,202,369	(21,458)
Euro-Bund	(481)	03/06/2026	72,111,562	38,430
Euro-Schatz	(1,440)	03/06/2026	180,719,222	131,940
Hard Red Winter Wheat	(152)	03/13/2026	3,912,100	103,526
Japanese 10 Year Government Bonds	(64)	03/13/2026	54,100,102	367,040

The accompanying notes are an integral part of these consolidated financial statements.

51

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
London Cocoa	(18)	03/16/2026	$1,061,992	$(17,545)
London Metals - Aluminum(a)	(6)	03/16/2026	449,170	(21,214)
London Metals - Copper(a)	(20)	03/16/2026	6,220,250	(116,912)
London Metals - Zinc(a)	(3)	03/16/2026	233,919	(5,416)
Natural Gas	(49)	01/28/2026	1,806,140	(2,286)
Reformulated Gasoline Blendstock	(11)	01/30/2026	792,330	2,848
Soybean Meal	(18)	03/13/2026	538,920	8,304
Sugar #11	(249)	02/27/2026	4,185,989	190,487
Wheat	(194)	03/13/2026	4,917,900	259,179
				$952,207
Net Unrealized Appreciation (Depreciation)				$5,016,092

The Fund has recorded a liability of $2,057,439 as of December 31, 2025 related to the current day’s variation margin related to these contracts.
(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

52

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	01/02/2026	AUD	2,093,000	USD	1,401,875	$(5,085)
Bank of America	01/05/2026	AUD	3,088,000	USD	2,061,637	(771)
Bank of America	03/18/2026	AUD	37,271,000	USD	24,776,342	97,873
Bank of America	01/02/2026	CAD	842,000	USD	614,662	(1,148)
Bank of America	03/18/2026	CAD	39,401,000	USD	28,736,522	65,244
Bank of America	01/05/2026	CHF	102,000	USD	128,892	(51)
Bank of America	01/06/2026	CHF	550,000	USD	693,555	1,254
Bank of America	03/18/2026	CHF	7,338,000	USD	9,300,162	40,265
Bank of America	01/02/2026	EUR	1,211,000	USD	1,422,769	531
Bank of America	01/05/2026	EUR	2,364,000	USD	2,776,163	2,660
Bank of America	03/18/2026	EUR	42,263,000	USD	49,727,449	120,213
Bank of America	01/02/2026	GBP	1,681,000	USD	2,263,754	2,142
Bank of America	01/05/2026	GBP	1,936,000	USD	2,604,937	4,685
Bank of America	03/18/2026	GBP	28,629,000	USD	38,249,266	333,313
Bank of America	01/05/2026	JPY	709,403,000	USD	4,545,488	(14,510)
Bank of America	01/06/2026	JPY	610,614,000	USD	3,900,643	(272)
Bank of America	03/18/2026	JPY	1,044,330,000	USD	6,745,220	(33,572)
Bank of America	03/18/2026	MXN	334,059,000	USD	18,198,567	211,750
Bank of America	01/05/2026	NZD	253,000	USD	146,599	(904)
Bank of America	01/06/2026	NZD	726,000	USD	417,720	377
Bank of America	03/18/2026	NZD	7,910,000	USD	4,605,301	(37,809)
Bank of America	01/02/2026	USD	1,403,442	AUD	2,093,000	6,652
Bank of America	01/05/2026	USD	2,061,643	AUD	3,088,000	777
Bank of America	03/18/2026	USD	11,690,776	AUD	17,501,000	10,821
Bank of America	01/02/2026	USD	614,103	CAD	842,000	589
Bank of America	03/18/2026	USD	44,008,861	CAD	60,656,000	(330,114)
Bank of America	01/05/2026	USD	128,791	CHF	102,000	(51)
Bank of America	01/06/2026	USD	693,951	CHF	550,000	(858)
Bank of America	03/18/2026	USD	3,660,823	CHF	2,886,000	(12,722)
Bank of America	01/02/2026	USD	1,424,901	EUR	1,211,000	1,602
Bank of America	01/05/2026	USD	2,773,637	EUR	2,364,000	(5,186)
Bank of America	03/18/2026	USD	23,558,339	EUR	19,954,000	23,326
Bank of America	01/02/2026	USD	2,269,953	GBP	1,681,000	4,057
Bank of America	01/05/2026	USD	2,603,217	GBP	1,936,000	(6,405)
Bank of America	03/18/2026	USD	15,974,684	GBP	11,854,000	(652)
Bank of America	01/05/2026	USD	4,541,622	JPY	709,403,000	10,644
Bank of America	01/06/2026	USD	3,908,646	JPY	610,614,000	8,275
Bank of America	03/18/2026	USD	65,972,589	JPY	10,232,910,000	208,228
Bank of America	03/18/2026	USD	369,996	MXN	6,720,000	(349)
Bank of America	01/05/2026	USD	147,048	NZD	253,000	1,353
Bank of America	01/06/2026	USD	418,833	NZD	726,000	736
Bank of America	03/18/2026	USD	12,329,144	NZD	21,252,000	57,545
Net Unrealized Appreciation (Depreciation)						$764,453

The accompanying notes are an integral part of these consolidated financial statements.

53

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025(Continued)
AUD - Australian Dollars
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
USD - United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

54

LOCORR SPECTRUM INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 28.0%
Chemicals - 1.0%
Dow, Inc.(a)	29,321	$685,525
Computers - 0.9%
HP, Inc.(a)	28,599	637,186
Diversified Financial Services - 2.1%
Artisan Partners Asset Management, Inc. - Class A	14,476	589,752
OneMain Holdings, Inc.	12,556	848,158
		1,437,910
Electric - 1.0%
AES Corp.(a)	49,155	704,883
Food - 1.8%
Campbell’s Co.(a)	22,063	614,896
General Mills, Inc.(a)	14,184	659,556
		1,274,452
Hand & Machine Tools - 1.0%
Stanley Black & Decker, Inc.(a)	8,958	665,400
Mining - 7.3%
Agnico Eagle Mines Ltd.	5,808	984,630
Anglogold Ashanti PLC	18,675	1,592,604
Barrick Mining Corp.	19,783	861,550
Newmont Corp.	8,264	825,161
Rio Tinto PLC - ADR	9,945	795,898
		5,059,843
Pharmaceuticals - 0.9%
Pfizer, Inc.(a)	26,433	658,182
Pipelines - 4.2%
Enbridge, Inc.	18,984	908,005
Hess Midstream LP - Class A	34,023	1,173,793
Kinetik Holdings, Inc.	22,662	816,965
		2,898,763
Retail - 0.9%
Best Buy Co., Inc.(a)	9,183	614,618
Semiconductors - 0.9%
Skyworks Solutions, Inc.(a)	10,184	645,767
Telecommunications - 1.0%
Verizon Communications, Inc.(a)	16,619	676,892
Transportation - 5.0%
Dorian LPG Ltd.	28,192	686,193
FLEX LNG Ltd.	37,272	929,936

The accompanying notes are an integral part of these consolidated financial statements.

55

LOCORR SPECTRUM INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation - (Continued)
Frontline PLC	44,774	$976,969
Genco Shipping & Trading Ltd.	45,518	838,897
		3,431,995
TOTAL COMMON STOCKS (Cost $18,206,327)		19,391,416

	Units
MASTER LIMITED PARTNERSHIPS - 22.2%
Chemicals - 2.3%
CVR Partners LP(b)	15,420	1,580,550
Coal - 1.1%
Alliance Resource Partners LP	33,135	769,726
Diversified Financial Services - 1.1%
AllianceBernstein Holding LP	19,399	746,473
Gas - 0.8%
Global Partners LP	13,773	576,400
Oil & Gas - 1.3%
Black Stone Minerals LP	61,024	811,009
TXO Partners LP	7,876	84,037
		895,046
Oil & Gas Services - 2.8%
Cross America Partners LP	45,273	932,624
USA Compression Partners LP	44,117	1,014,691
		1,947,315
Pipelines - 12.8%
Cheniere Energy Partners LP	28,809	1,540,705
Delek Logistics Partners LP	31,639	1,411,732
Energy Transfer LP(b)	86,193	1,421,323
Enterprise Products Partners LP	44,535	1,427,792
MPLX LP	27,473	1,466,234
Plains All American Pipeline LP	52,401	941,122
Western Midstream Partners LP	16,728	660,756
		8,869,664
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $10,260,922)		15,385,174
REAL ESTATE INVESTMENT TRUSTS - 20.5%
AGNC Investment Corp.(b)	129,725	1,390,652
American Homes 4 Rent - Class A	19,063	611,922
Annaly Capital Management, Inc.	98,780	2,208,721
Digital Realty Trust, Inc.	4,271	660,766
Dynex Capital, Inc.	111,692	1,564,805

The accompanying notes are an integral part of these consolidated financial statements.

56

LOCORR SPECTRUM INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Units	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Gaming and Leisure Properties, Inc.	14,931	$667,266
Global Net Lease, Inc.(b)	96,236	827,630
Invesco Mortgage Capital, Inc.	195,059	1,640,446
Iron Mountain, Inc.	7,699	638,632
Rayonier, Inc.	1	20
Rithm Capital Corp.	126,463	1,378,447
Sabra Health Care, Inc.	37,422	708,773
Starwood Property Trust, Inc.	70,882	1,276,585
VICI Properties, Inc.	21,312	599,293
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,924,436)		14,173,958

	Shares
CLOSED-END FUNDS - 11.9%
BlackRock Core Bond Trust	69,909	670,427
FS Credit Opportunities Corp.	93,134	586,744
KKR Income Opportunities Fund	44,182	512,070
Morgan Stanley Emerging Markets Debt Fund, Inc.	78,840	582,628
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	131,360	713,285
Neuberger High Yield Strategies Fund, Inc.	92,114	685,328
Nuveen Credit Strategies Income Fund	137,766	691,585
Nuveen Preferred & Income Opportunities Fund	70,603	572,590
NYLI CBRE Global Infrastructure Megatrends Term Fund	48,622	669,039
PIMCO Access Income Fund - Class ACC	40,947	626,489
PIMCO Dynamic Income Opportunities Fund	48,855	676,153
Templeton Emerging Markets Income Fund	101,988	657,823
Western Asset Diversified Income Fund	43,951	606,963
TOTAL CLOSED-END FUNDS (Cost $7,958,423)		8,251,124
BUSINESS DEVELOPMENT COMPANIES - 10.4%
Ares Capital Corp.	96,460	1,951,386
Blackstone Secured Lending Fund	71,500	1,882,595
Blue Owl Capital Corp.	45,804	569,344
FS KKR Capital Corp.	66,835	989,826
Hercules Capital, Inc.	34,818	655,275
Oaktree Specialty Lending Corp.	40,848	520,403
Trinity Capital, Inc.	44,417	650,709
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $7,986,483)		7,219,538

The accompanying notes are an integral part of these consolidated financial statements.

57

LOCORR SPECTRUM INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Share	Value
PREFERRED STOCKS - 1.0%
Chimera Investment Corp., Series B, 9.74% (3 mo. Term SOFR + 6.05%), Perpetual	27,829	$647,024
TOTAL PREFERRED STOCKS (Cost $500,558)		647,024
ROYALTY TRUSTS - 0.9%
Kimbell Royalty Partners LP	53,339	627,267
TOTAL ROYALTY TRUSTS (Cost $657,122)		627,267
TOTAL INVESTMENTS - 94.9% (Cost $58,494,271)		$65,695,501
Money Market Deposit Account - 5.1%(c)		3,564,460
Liabilities in Excess of Other Assets - (0.0)%(d)(e)		(30,875)
TOTAL NET ASSETS - 100.0%		$69,229,086

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All of a portion of this security is held as collateral for options written. As of the reporting date, the value of this collateral is $4,177,969
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

(d)	Represents less than 0.05% of net assets.
(e)	Includes assets pledged as collateral for derivatives. As of the reporting date, the value of these assets totals $73,975.
The accompanying notes are an integral part of these consolidated financial statements.

58

LOCORR SPECTRUM INCOME FUND
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Call Options - (0.3)%
AES Corp., Expiration: 01/16/2026; Exercise Price: $13.50	$(704,094)	(491)	$(54,010)
Best Buy Co., Inc., Expiration: 01/16/2026; Exercise Price: $69.00	(609,063)	(91)	(8,190)
Campbell’s Co., Expiration: 01/16/2026; Exercise Price: $28.50	(613,140)	(220)	(5,060)
Dow, Inc., Expiration: 01/16/2026; Exercise Price: $22.50	(685,034)	(293)	(38,090)
General Mills, Inc., Expiration: 01/16/2026; Exercise Price: $47.50	(655,650)	(141)	(3,807)
HP, Inc., Expiration: 01/16/2026; Exercise Price: $23.00	(634,980)	(285)	(9,405)
Pfizer, Inc., Expiration: 01/16/2026; Exercise Price: $25.00	(654,870)	(263)	(9,731)
Skyworks Solutions, Inc., Expiration: 01/16/2026; Exercise Price: $65.00	(640,441)	(101)	(15,150)
Stanley Black & Decker, Inc., Expiration: 01/16/2026; Exercise Price: $75.00	(661,092)	(89)	(15,931)
Verizon Communications, Inc., Expiration: 01/16/2026; Exercise Price: $40.00	(676,118)	(166)	(15,438)
TOTAL WRITTEN OPTIONS (Premiums received $203,443)			$(174,812)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these consolidated financial statements.

59

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 44.5%
Advertising - 0.0%(a)
Omnicom Group, Inc.	406	$32,784
Aerospace & Defense - 1.0%
Boeing Co.(b)	440	95,533
General Dynamics Corp.	124	41,746
General Electric Co.	651	200,528
Howmet Aerospace, Inc.	140	28,703
L3Harris Technologies, Inc.	65	19,082
Lockheed Martin Corp.	66	31,922
Northrop Grumman Corp.	78	44,476
RTX Corp.	668	122,511
TransDigm Group, Inc.	42	55,854
		640,355
Agriculture - 0.3%
Altria Group, Inc.	562	32,405
Archer-Daniels-Midland Co.	327	18,799
Philip Morris International, Inc.	863	138,425
		189,629
Airlines - 0.1%
Delta Air Lines, Inc.	305	21,167
United Airlines Holdings, Inc.(b)	158	17,668
		38,835
Apparel - 0.1%
Deckers Outdoor Corp.(b)	364	37,736
NIKE, Inc. - Class B	244	15,545
		53,281
Auto Manufacturers - 1.2%
Cummins, Inc.	70	35,731
Ford Motor Co.	2,417	31,711
General Motors Co.	455	37,001
PACCAR, Inc.	155	16,974
Tesla Motors, Inc.(b)	1,499	674,130
		795,547
Banks - 2.0%
Bank of America Corp.	4,039	222,145
Bank of New York Mellon Corp.	290	33,666
Citigroup, Inc.	790	92,185
Fifth Third Bancorp	649	30,380
Goldman Sachs Group, Inc.	116	101,964
Huntington Bancshares, Inc./OH	3,445	59,771
JPMorgan Chase & Co.	1,397	450,141
M&T Bank Corp.	73	14,708
Morgan Stanley	538	95,511
Northern Trust Corp.	75	10,244

The accompanying notes are an integral part of these consolidated financial statements.

60

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
PNC Financial Services Group, Inc.	212	$44,251
State Street Corp.	89	11,482
Truist Financial Corp.	240	11,810
US Bancorp	543	28,975
Wells Fargo & Co.	1,625	151,450
		1,358,683
Beverages - 0.5%
Brown-Forman Corp. - Class B	515	13,421
Coca-Cola Co.	2,167	151,495
Constellation Brands, Inc. - Class A	160	22,074
Keurig Dr Pepper, Inc.	738	20,671
Monster Beverage Corp.(b)	244	18,707
PepsiCo, Inc.	675	96,876
		323,244
Biotechnology - 0.5%
Amgen, Inc.	246	80,518
Corteva, Inc.	551	36,933
Gilead Sciences, Inc.	685	84,077
Regeneron Pharmaceuticals, Inc.	49	37,822
Vertex Pharmaceuticals, Inc.(b)	150	68,004
		307,354
Building Materials - 0.3%
Builders FirstSource, Inc.(b)	154	15,845
Carrier Global Corp.	618	32,655
CRH PLC	228	28,454
Johnson Controls International PLC	286	34,249
Martin Marietta Materials, Inc.	34	21,170
Trane Technologies PLC	62	24,130
Vulcan Materials Co.	57	16,258
		172,761
Chemicals - 0.4%
Albemarle Corp.	117	16,548
CF Industries Holdings, Inc.	272	21,037
DuPont de Nemours, Inc.	149	5,990
Ecolab, Inc.	241	63,267
Linde PLC	150	63,959
LyondellBasell Industries NV - Class A	1,398	60,533
Sherwin-Williams Co.	71	23,006
		254,340
Commercial Services - 0.6%
Automatic Data Processing, Inc.	123	31,639
Cintas Corp.	142	26,706
Moody’s Corp.	63	32,184
PayPal Holdings, Inc.	291	16,989

The accompanying notes are an integral part of these consolidated financial statements.

61

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services - (Continued)
Quanta Services, Inc.	124	$52,335
Rollins, Inc.	461	27,669
S&P Global, Inc.	198	103,473
United Rentals, Inc.	57	46,131
Verisk Analytics, Inc.	249	55,699
		392,825
Computers - 3.8%
Accenture PLC - Class A	335	89,880
Apple, Inc.	7,528	2,046,562
Crowdstrike Holdings, Inc. - Class A(b)	97	45,470
Dell Technologies, Inc. - Class C	210	26,435
Fortinet, Inc.(b)	371	29,461
Gartner, Inc.(b)	120	30,274
HP, Inc.	638	14,215
International Business Machines Corp.	579	171,506
NetApp, Inc.	168	17,991
Sandisk Corp./DE(b)	62	14,717
Seagate Technology Holdings PLC	59	16,248
Super Micro Computer, Inc.(b)	477	13,962
Western Digital Corp.	160	27,563
		2,544,284
Cosmetics & Personal Care - 0.4%
Colgate-Palmolive Co.	587	46,385
Estee Lauder Cos., Inc. - Class A	278	29,112
Kenvue, Inc.	2,531	43,660
Procter & Gamble Co.	1,029	147,466
		266,623
Distribution & Wholesale - 0.0%(a)
Pool Corp.	81	18,529
WW Grainger, Inc.	14	14,126
		32,655
Diversified Financial Services - 1.9%
American Express Co.	280	103,586
Apollo Global Management, Inc.	160	23,162
Blackrock, Inc.	37	39,603
Capital One Financial Corp.	421	102,034
Cboe Global Markets, Inc.	40	10,040
Charles Schwab Corp.	882	88,121
CME Group, Inc.	302	82,470
Coinbase Global, Inc. - Class A(b)	82	18,543
Interactive Brokers Group, Inc. - Class A	223	14,341
Invesco Ltd.	1,099	28,871
Mastercard, Inc. - Class A	546	311,700
Nasdaq, Inc.	329	31,956

The accompanying notes are an integral part of these consolidated financial statements.

62

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
Raymond James Financial, Inc.	53	$8,511
Synchrony Financial	143	11,930
Visa, Inc. - Class A	1,066	373,857
		1,248,725
Electric - 0.9%
AES Corp.	794	11,386
Alliant Energy Corp.	55	3,576
Ameren Corp.	69	6,890
American Electric Power Co., Inc.	227	26,175
CenterPoint Energy, Inc.	209	8,013
Consolidated Edison, Inc.	217	21,552
Constellation Energy Corp.	240	84,785
Dominion Energy, Inc.	345	20,214
DTE Energy Co.	99	12,769
Duke Energy Corp.	373	43,719
Edison International	277	16,626
Entergy Corp.	165	15,251
Eversource Energy	335	22,556
Exelon Corp.	487	21,228
FirstEnergy Corp.	214	9,581
NextEra Energy, Inc.	1,063	85,338
NRG Energy, Inc.	285	45,383
PG&E Corp.	1,998	32,108
PPL Corp.	194	6,794
Public Service Enterprise Group, Inc.	185	14,855
Sempra	506	44,675
Southern Co.	240	20,928
Vistra Energy Corp.	91	14,681
WEC Energy Group, Inc.	103	10,862
Xcel Energy, Inc.	204	15,067
		615,012
Electrical Components & Equipment - 0.1%
AMETEK, Inc.	90	18,478
Eaton Corp. PLC	112	35,673
Emerson Electric Co.	204	27,075
Generac Holdings, Inc.(b)	172	23,456
		104,682
Electronics - 0.4%
Amphenol Corp. - Class A	576	77,840
Garmin Ltd.	74	15,011
Honeywell International, Inc.	412	80,377
Hubbell, Inc.	22	9,770
Jabil, Inc.	41	9,349
Keysight Technologies, Inc.(b)	78	15,849

The accompanying notes are an integral part of these consolidated financial statements.

63

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronics - (Continued)
Mettler-Toledo International, Inc.(b)	20	$27,884
TE Connectivity PLC	74	16,836
Trimble, Inc.(b)	312	24,445
		277,361
Energy-Alternate Sources - 0.0%(a)
First Solar, Inc.(b)	52	13,584
Engineering & Construction - 0.0%(a)
EMCOR Group, Inc.	24	14,683
Jacobs Solutions, Inc.	69	9,140
		23,823
Entertainment - 0.1%
Live Nation Entertainment, Inc.(b)	289	41,182
Environmental Control - 0.0%(a)
Pentair PLC	140	14,580
Food - 0.2%
Hershey Co.	201	36,578
Kroger Co.	238	14,870
Mondelez International, Inc. - Class A	1,141	61,420
Sysco Corp.	168	12,380
		125,248
Gas - 0.0%(a)
Atmos Energy Corp.	126	21,121
Healthcare-Products - 1.2%
Abbott Laboratories	935	117,146
Agilent Technologies, Inc.	134	18,233
Align Technology, Inc.(b)	114	17,801
Bio-Techne Corp.	254	14,938
Boston Scientific Corp.(b)	750	71,513
Cooper Cos., Inc.(b)	194	15,900
Danaher Corp.	323	73,941
Edwards Lifesciences Corp.(b)	222	18,925
GE HealthCare Technologies, Inc.	199	16,322
IDEXX Laboratories, Inc.(b)	30	20,296
Insulet Corp.(b)	32	9,096
Intuitive Surgical, Inc.(b)	136	77,025
Medtronic PLC	784	75,311
ResMed, Inc.	57	13,730
STERIS PLC	42	10,648
Stryker Corp.	183	64,319
Thermo Fisher Scientific, Inc.	216	125,161
Waters Corp.(b)	64	24,309

The accompanying notes are an integral part of these consolidated financial statements.

64

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Products - (Continued)
West Pharmaceutical Services, Inc.	112	$30,816
Zimmer Biomet Holdings, Inc.	226	20,322
		835,752
Healthcare-Services - 0.6%
Centene Corp.(b)	1,469	60,449
Charles River Laboratories International, Inc.(b)	103	20,547
Elevance Health, Inc.	238	83,431
HCA Healthcare, Inc.	131	61,159
Humana, Inc.	58	14,856
IQVIA Holdings, Inc.(b)	78	17,582
Labcorp Holdings, Inc.	39	9,784
UnitedHealth Group, Inc.	302	99,693
Universal Health Services, Inc. - Class B	60	13,081
		380,582
Home Builders - 0.1%
DR Horton, Inc.	105	15,123
Lennar Corp. - Class A	227	23,336
PulteGroup, Inc.	247	28,963
		67,422
Insurance - 1.5%
Aflac, Inc.	141	15,548
Allstate Corp.	68	14,154
American International Group, Inc.	550	47,053
Arch Capital Group Ltd.(b)	259	24,843
Assurant, Inc.	51	12,283
Berkshire Hathaway, Inc. - Class B(b)	1,013	509,185
Chubb Ltd.	300	93,636
Cincinnati Financial Corp.	68	11,106
Erie Indemnity Co. - Class A	51	14,619
Hartford Insurance Group, Inc.	250	34,450
Loews Corp.	146	15,375
Marsh & McLennan Cos., Inc.	620	115,022
MetLife, Inc.	221	17,446
Principal Financial Group, Inc.	160	14,114
Progressive Corp.	85	19,356
Prudential Financial, Inc.	117	13,207
Travelers Cos., Inc.	105	30,456
W R Berkley Corp.	56	3,927
Willis Towers Watson PLC	71	23,331
		1,029,111
Internet - 6.0%
Alphabet, Inc. - Class A	3,033	949,329
Alphabet, Inc. - Class C	2,448	768,182
Amazon.com, Inc.(b)	4,620	1,066,388

The accompanying notes are an integral part of these consolidated financial statements.

65

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - (Continued)
AppLovin Corp. - Class A(b)	110	$74,120
Booking Holdings, Inc.	12	64,264
CDW Corp.	118	16,072
DoorDash, Inc. - Class A(b)	119	26,951
EBAY, Inc.	372	32,401
Expedia Group, Inc.	56	15,865
Gen Digital, Inc.	706	19,196
Match Group, Inc.	267	8,622
Meta Platforms, Inc. - Class A	1,007	664,711
Netflix, Inc.(b)	1,758	164,830
Palo Alto Networks, Inc.(b)	192	35,367
Robinhood Markets, Inc. - Class A(b)	317	35,853
Uber Technologies, Inc.(b)	910	74,356
VeriSign, Inc.	62	15,063
		4,031,570
Iron & Steel - 0.0%(a)
Nucor Corp.	189	30,828
Leisure Time - 0.1%
Carnival Corp.(b)	570	17,408
Norwegian Cruise Line Holdings Ltd.(b)	762	17,008
Royal Caribbean Cruises Ltd.	108	30,123
		64,539
Lodging - 0.2%
Hilton Worldwide Holdings, Inc.	183	52,567
Las Vegas Sands Corp.	217	14,124
Marriott International, Inc./MD - Class A	140	43,434
		110,125
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	252	144,363
GE Vernova, Inc.	157	102,611
		246,974
Machinery-Diversified - 0.3%
Deere & Co.	112	52,144
IDEX Corp.	104	18,506
Ingersoll Rand, Inc.	290	22,974
Nordson Corporation	58	13,945
Otis Worldwide Corp.	170	14,849
Rockwell Automation, Inc.	45	17,508
Wabtec Corp.	212	45,251
Xylem, Inc./NY	103	14,027
		199,204

The accompanying notes are an integral part of these consolidated financial statements.

66

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - 0.4%
Comcast Corp. - Class A	3,133	$93,645
Fox Corp. - Class A	52	3,800
Walt Disney Co.	1,024	116,500
Warner Bros Discovery, Inc.(b)	1,339	38,590
		252,535
Mining - 0.2%
Freeport-McMoRan, Inc.	780	39,616
Newmont Corp.	690	68,897
		108,513
Miscellaneous Manufacturing - 0.2%
3M Co.	210	33,621
A O Smith Corp.	143	9,564
Axon Enterprise, Inc.(b)	25	14,198
Illinois Tool Works, Inc.	73	17,980
Parker-Hannifin Corp.	70	61,527
Textron, Inc.	140	12,204
		149,094
Oil & Gas - 1.1%
APA Corp.	511	12,499
Chevron Corp.	944	143,875
ConocoPhillips	293	27,428
Devon Energy Corp.	721	26,410
Diamondback Energy, Inc.	135	20,294
EOG Resources, Inc.	145	15,226
EQT Corp.	306	16,402
Exxon Mobil Corp.	2,679	322,391
Marathon Petroleum Corp.	200	32,526
Occidental Petroleum Corp.	484	19,902
Phillips 66	315	40,648
Texas Pacific Land Corp.	63	18,095
Valero Energy Corp.	77	12,535
		708,231
Oil & Gas Services - 0.1%
Halliburton Co.	1,177	33,262
SLB Ltd.	759	29,130
		62,392
Packaging & Containers - 0.0%(a)
Amcor PLC	2,977	24,828
Packaging Corp. of America	67	13,818
		38,646

The accompanying notes are an integral part of these consolidated financial statements.

67

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 2.1%
AbbVie, Inc.	766	$175,023
Becton Dickinson & Co.	74	14,361
Bristol-Myers Squibb Co.	1,365	73,628
Cardinal Health, Inc.	96	19,728
Cencora, Inc.	98	33,100
CVS Health Corp.	678	53,806
Eli Lilly & Co.	410	440,619
Henry Schein, Inc.(b)	155	11,715
Johnson & Johnson	1,435	296,973
McKesson Corp.	72	59,061
Merck & Co., Inc.	1,446	152,206
Pfizer, Inc.	1,195	29,755
Viatris, Inc.	1,162	14,467
		1,374,442
Pipelines - 0.1%
Kinder Morgan, Inc.	882	24,246
Williams Cos., Inc.	421	25,306
		49,552
Private Equity - 0.2%
Blackstone, Inc.	451	69,517
KKR & Co., Inc.	380	48,443
		117,960
Real Estate - 0.1%
CBRE Group, Inc. - Class A(b)	248	39,876
CoStar Group, Inc.(b)	270	18,155
		58,031
REITS - 0.7%
Alexandria Real Estate Equities, Inc.	325	15,906
American Tower Corp.	269	47,228
Crown Castle, Inc.	172	15,286
Digital Realty Trust, Inc.	99	15,316
Equinix, Inc.	50	38,308
Essex Property Trust, Inc.	68	17,794
Extra Space Storage, Inc.	114	14,845
Host Hotels & Resorts, Inc.	527	9,344
Iron Mountain, Inc.	200	16,590
Prologis, Inc.	548	69,958
Realty Income Corp.	892	50,282
Simon Property Group, Inc.	167	30,913
Welltower, Inc.	711	131,969
		473,739

The accompanying notes are an integral part of these consolidated financial statements.

68

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - 1.8%
AutoZone, Inc.(b)	4	$13,566
Best Buy Co., Inc.	384	25,701
Carvana Co.(b)	46	19,413
Chipotle Mexican Grill, Inc.(b)	394	14,578
Costco Wholesale Corp.	139	119,865
Dollar General Corp.	225	29,873
Dollar Tree, Inc.(b)	122	15,007
Domino’s Pizza, Inc.	44	18,340
Genuine Parts Co.	118	14,509
Home Depot, Inc.	368	126,629
Lowe’s Cos., Inc.	476	114,792
McDonald’s Corp.	472	144,257
O’Reilly Automotive, Inc.(b)	185	16,874
Ross Stores, Inc.	140	25,220
Starbucks Corp.	539	45,389
Target Corp.	426	41,642
TJX Cos., Inc.	693	106,452
Tractor Supply Co.	274	13,703
Ulta Beauty, Inc.(b)	33	19,965
Walmart, Inc.	2,488	277,188
Williams-Sonoma, Inc.	118	21,074
Yum! Brands, Inc.	107	16,187
		1,240,224
Semiconductors - 6.3%
Advanced Micro Devices, Inc.(b)	640	137,062
Analog Devices, Inc.	543	147,262
Applied Materials, Inc.	366	94,058
Broadcom, Inc.	2,370	820,257
Intel Corp.(b)	2,276	83,984
KLA Corp.	90	109,357
Lam Research Corp.	490	83,878
Micron Technology, Inc.	592	168,963
Monolithic Power Systems, Inc.	38	34,442
NVIDIA Corp.	12,454	2,322,671
NXP Semiconductors NV	471	102,235
ON Semiconductor Corp.(b)	457	24,747
QUALCOMM, Inc.	199	34,039
Teradyne, Inc.	86	16,646
Texas Instruments, Inc.	106	18,390
		4,197,991

The accompanying notes are an integral part of these consolidated financial statements.

69

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 4.7%
Adobe, Inc.(b)	60	$20,999
Autodesk, Inc.(b)	246	72,819
Cadence Design Systems, Inc.(b)	166	51,888
Datadog, Inc. - Class A(b)	183	24,886
Electronic Arts, Inc.	159	32,489
Fair Isaac Corp.(b)	17	28,741
Fidelity National Information Services, Inc.	564	37,484
Intuit, Inc.	203	134,471
Microsoft Corp.	3,627	1,754,090
MSCI, Inc.	44	25,244
Oracle Corp.	1,036	201,927
Palantir Technologies, Inc. - Class A(b)	1,192	211,878
Paychex, Inc.	791	88,734
Paycom Software, Inc.	176	28,047
PTC, Inc.(b)	120	20,905
Roper Technologies, Inc.	147	65,434
Salesforce, Inc.	333	88,215
ServiceNow, Inc.(b)	831	127,301
Synopsys, Inc.(b)	32	15,031
Take-Two Interactive Software, Inc.(b)	181	46,342
Tyler Technologies, Inc.(b)	35	15,888
Workday, Inc. - Class A(b)	94	20,189
		3,113,002
Telecommunications - 0.8%
Arista Networks, Inc.(b)	771	101,024
AT&T, Inc.	2,650	65,826
Cisco Systems, Inc.	2,372	182,715
Corning, Inc.	346	30,296
T-Mobile US, Inc.	114	23,146
Verizon Communications, Inc.	3,534	143,940
		546,947
Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	552	45,264
Transportation - 0.4%
C.H. Robinson Worldwide, Inc.	109	17,523
CSX Corp.	953	34,546
Expeditors International of Washington, Inc.	209	31,143
FedEx Corp.	123	35,530
JB Hunt Transport Services, Inc.	122	23,710
Norfolk Southern Corp.	100	28,872
Union Pacific Corp.	319	73,791
United Parcel Service, Inc. - Class B	185	18,350
		263,465

The accompanying notes are an integral part of these consolidated financial statements.

70

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Water - 0.0%(a)
American Water Works Co., Inc.	114	$14,877
TOTAL COMMON STOCKS (Cost $25,384,833)		29,699,530
TOTAL INVESTMENTS - 44.5% (Cost $25,384,833)		$29,699,530
Money Market Deposit Account - 45.3%(c)(d)		30,217,138
Other Assets in Excess of Liabilities - 10.2%(e)		6,860,321
TOTAL NET ASSETS - 100.0%		$66,776,989

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

(d)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $44,474.
(e)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $5,500,179.
The accompanying notes are an integral part of these consolidated financial statements.

71

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	2	03/20/2026	$230,031	$(111)
3 Month Euribor	1	09/14/2026	287,747	(544)
3 Month Euribor	6	12/14/2026	1,725,691	438
3 Month Euribor	1	12/13/2027	286,822	(867)
3-Month Secured Overnight Financing Rate	2	12/15/2026	484,225	(141)
3-Month Secured Overnight Financing Rate	1	03/16/2027	242,225	(77)
3-Month Secured Overnight Financing Rate	1	12/14/2027	242,013	(89)
Aluminum - 90 day settlement(a)	2	01/02/2026	147,380	8,509
Aluminum - 90 day settlement(a)	1	01/07/2026	74,338	4,720
Aluminum - 90 day settlement(a)	1	01/12/2026	74,388	6,432
Aluminum - 90 day settlement(a)	3	01/20/2026	223,312	14,495
Aluminum - 90 day settlement(a)	1	01/28/2026	74,508	3,130
Aluminum - 90 day settlement(a)	1	02/03/2026	74,584	3,241
Aluminum - 90 day settlement(a)	1	02/04/2026	74,596	3,254
Aluminum - 90 day settlement(a)	5	02/13/2026	373,419	15,277
Aluminum - 90 day settlement(a)	1	02/25/2026	74,786	3,519
Aluminum - 90 day settlement(a)	2	02/26/2026	149,610	6,572
Aluminum - 90 day settlement(a)	1	02/27/2026	74,812	2,632
Aluminum - 90 day settlement(a)	1	03/02/2026	74,818	3,272
Aluminum - 90 day settlement(a)	1	03/09/2026	74,871	3,249
Aluminum - 90 day settlement(a)	4	03/12/2026	299,542	12,253
Arabica Coffee	1	03/19/2026	130,781	(6,733)
ASX SPI 200 Index	2	03/19/2026	289,497	147
Australian Dollar	62	03/16/2026	4,137,260	10,475
BOVESPA Index	61	02/18/2026	364,970	5,657
British Pound	27	03/16/2026	2,271,037	24
CAC40 10 Euro Index	12	01/16/2026	1,149,908	661
Canadian 10 Year Government Bonds	1	03/20/2026	88,092	(189)
Canadian Dollar	45	03/17/2026	3,290,400	(2,640)
Copper	2	03/27/2026	284,100	19,571
Copper - 90 day settlement(a)	1	01/02/2026	314,959	50,004
Copper - 90 day settlement(a)	1	01/05/2026	311,385	42,580
Copper - 90 day settlement(a)	1	01/07/2026	311,445	40,690
Copper - 90 day settlement(a)	3	01/20/2026	934,406	137,368
Copper - 90 day settlement(a)	1	02/04/2026	311,259	41,730
Copper - 90 day settlement(a)	1	02/09/2026	311,363	41,797
Copper - 90 day settlement(a)	2	02/13/2026	622,842	79,924
Copper - 90 day settlement(a)	1	02/18/2026	311,146	40,781
Copper - 90 day settlement(a)	1	03/03/2026	311,073	19,582
Copper - 90 day settlement(a)	1	03/12/2026	311,052	22,989
Crude Soybean Oil	3	12/14/2026	88,308	(4,903)
Dow Jones Industrial Average Index	4	03/20/2026	966,720	(10,336)
Dow Jones U.S. Micro-Cap Total Stock Index	2	03/20/2026	48,336	(520)
Euro	1	03/16/2026	14,725	(19)
Euro	18	03/16/2026	2,650,500	(978)
Euro STOXX 50 Quanto Index	27	03/20/2026	1,853,370	20,295

The accompanying notes are an integral part of these consolidated financial statements.

72

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Euro STOXX Banks Index	19	03/20/2026	$297,084	$6,948
Euro/Pound Sterling Cross Currency Rate	1	03/16/2026	147,482	(701)
Euro-BTP Italian Government Bonds	20	03/06/2026	2,824,707	(3,533)
Euro-Bund	3	03/06/2026	449,760	(3,743)
Feeder Cattle	1	03/26/2026	172,663	3,198
Financial Select Sector Index	2	03/20/2026	339,515	(998)
FTSE 100 Index	12	03/20/2026	1,607,991	18,034
FTSE China A50 Index	43	01/29/2026	657,040	(4,838)
FTSE/JSE Top 40 Index	8	03/19/2026	528,242	5,061
FTSE/MIB Index	2	03/20/2026	529,462	7,652
German Stock Index	1	03/20/2026	725,391	12,279
Gold	3	02/25/2026	1,302,330	14,274
IBEX 35 Index	3	01/16/2026	609,205	9,273
ICE 3 Month SONIA Rate	4	09/15/2026	1,301,980	13
ICE 3 Month SONIA Rate	5	12/15/2026	1,628,655	417
ICE 3 Month SONIA Rate	4	03/16/2027	1,303,058	620
ICE 3 Month SONIA Rate	3	06/15/2027	976,991	(3)
ICE 3 Month SONIA Rate	3	09/14/2027	976,536	301
ICE 3 Month SONIA Rate	2	12/14/2027	650,720	268
ICE 3 Month SONIA Rate	3	03/14/2028	975,626	98
ICE 3 Month SONIA Rate	2	06/20/2028	650,080	167
ICE 3 Month SONIA Rate	2	09/19/2028	649,743	99
ICE European Climate Exchange Emissions	2	12/14/2026	205,354	4,621
KOSPI 200 Index	1	03/12/2026	105,515	3,071
Lead - 90 day settlement(a)	3	01/20/2026	148,469	(4,118)
Lead - 90 day settlement(a)	1	02/11/2026	49,880	(2,375)
Lead - 90 day settlement(a)	2	02/13/2026	99,860	(748)
Lead - 90 day settlement(a)	2	02/16/2026	99,885	(1,625)
Lead - 90 day settlement(a)	1	02/27/2026	49,874	595
Lean Hogs	3	02/13/2026	102,120	274
Lean Hogs	4	04/15/2026	143,840	1,831
Lean Hogs	1	06/12/2026	41,150	3,798
Live Cattle	2	02/27/2026	185,280	896
Live Cattle	1	06/30/2026	90,710	1,138
London Cocoa	2	03/16/2026	117,999	(2,227)
London Metals - Aluminum(a)	13	03/16/2026	973,203	28,205
London Metals - Copper(a)	3	03/16/2026	933,038	52,995
London Metals - Nickel(a)	5	03/16/2026	499,168	37,583
London Metals - Zinc(a)	4	03/16/2026	311,892	(3,806)
Long Gilt	2	03/27/2026	246,323	(836)
Low Sulphur Gas Oil	2	03/12/2026	123,150	1,023
Mexican Peso	87	03/16/2026	2,397,720	31,800
MSCI Emerging Markets Index	18	03/20/2026	1,270,260	23,621
MSCI Singapore Index	8	01/29/2026	277,423	(1,141)
Nasdaq 100 Index	2	03/20/2026	1,018,270	2,142
Nickel - 90 day settlement(a)	2	01/02/2026	200,106	18,781

The accompanying notes are an integral part of these consolidated financial statements.

73

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Nickel - 90 day settlement(a)	1	01/05/2026	$99,041	$10,133
Nickel - 90 day settlement(a)	2	01/06/2026	198,116	17,226
Nickel - 90 day settlement(a)	3	02/13/2026	298,588	24,435
Nickel - 90 day settlement(a)	2	03/05/2026	199,458	9,428
Nickel - 90 day settlement(a)	1	03/06/2026	99,740	(1,106)
Nickel - 90 day settlement(a)	1	03/19/2026	99,749	5,844
Nickel - 90 day settlement(a)	1	03/31/2026	99,876	751
Nifty 50 Index	9	01/27/2026	472,959	(2,072)
Nikkei 225 Index	2	03/12/2026	505,750	2,298
Nikkei 225 Index	23	03/12/2026	740,041	(2,221)
Nikkei 225 Index	1	03/12/2026	161,022	(464)
OMXS30 Index	20	01/16/2026	628,958	12,488
Russell 2000 Index	1	03/20/2026	12,490	(382)
Russell 2000 Index	4	03/20/2026	499,600	(12,204)
S&P 500 Index	7	03/20/2026	2,412,375	(9,255)
S&P Mid Cap 400 Index	2	03/20/2026	665,040	(10,202)
S&P/Toronto Stock Exchange 60 Index	2	03/19/2026	542,610	(331)
Sao Paulo Stock Exchange Index (Bovespa)	15	02/18/2026	448,734	6,824
SGX FTSE Taiwan Index	8	01/29/2026	758,720	11,365
SGX TSI Iron Ore	40	02/27/2026	420,440	(1,362)
Short-term Euro-BTP	37	03/06/2026	4,666,960	(1,342)
South Korean Won	3	01/19/2026	29,993	(496)
Soybean Meal	1	03/13/2026	29,940	(682)
Soybeans	2	05/14/2026	106,100	(9,655)
Soybeans	1	07/14/2026	53,713	(540)
Soybeans	1	11/13/2026	53,225	(2,577)
STOXX 600 Bank Spread Index	4	03/20/2026	84,015	2,339
STOXX Europe 600 Index	23	03/20/2026	804,130	12,887
STOXX Europe 600 Index	1	03/20/2026	30,297	622
Sugar #11	1	04/30/2026	16,419	177
Sugar #11	1	09/30/2026	16,822	143
Swiss Franc	8	03/16/2026	1,270,750	(2,585)
Tin - 90 day settlement(a)	1	01/20/2026	202,780	25,525
Tin - 90 day settlement(a)	1	02/13/2026	203,035	18,997
Tin - 90 day settlement(a)	1	03/12/2026	202,995	(3,877)
Tokyo Price Index	4	03/12/2026	87,168	641
TOPIX Index	7	03/12/2026	1,525,441	12,643
U.S. Treasury 10 Year Notes	5	03/20/2026	562,187	(1,415)
U.S. Treasury 2 Year Notes	51	03/31/2026	10,648,242	(1,104)
U.S. Treasury 5 Year Note	20	03/31/2026	2,186,094	(1,892)
U.S. Treasury Long Bonds	1	03/20/2026	115,594	(283)
U.S. Treasury Ultra Bonds	1	03/20/2026	118,000	(564)
White Maize	1	03/24/2026	21,341	(1,495)
White Sugar	1	02/13/2026	21,375	244
White Sugar	1	04/15/2026	21,260	(331)
Zinc - 90 day settlement(a)	3	01/02/2026	231,884	3,036

The accompanying notes are an integral part of these consolidated financial statements.

74

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Zinc - 90 day settlement(a)	1	01/05/2026	$77,091	$51
Zinc - 90 day settlement(a)	2	01/06/2026	154,228	3,456
Zinc - 90 day settlement(a)	4	02/13/2026	310,939	8,571
Zinc - 90 day settlement(a)	1	02/18/2026	77,651	2,771
Zinc - 90 day settlement(a)	1	03/02/2026	77,848	679
Zinc - 90 day settlement(a)	1	03/03/2026	77,873	695
Zinc - 90 day settlement(a)	2	03/05/2026	155,876	278
Zinc - 90 day settlement(a)	2	03/06/2026	155,890	1,446
				$1,025,061

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(1)	05/29/2026	$402,241	$(64)
3 Month Canadian Overnight Repo Rate Average	(5)	06/16/2026	889,904	39
3 Month Canadian Overnight Repo Rate Average	(6)	09/15/2026	1,067,557	(17)
3 Month Canadian Overnight Repo Rate Average	(4)	12/15/2026	711,158	(324)
3 Month Canadian Overnight Repo Rate Average	(4)	03/16/2027	710,466	(215)
3 Month Canadian Overnight Repo Rate Average	(3)	06/15/2027	532,303	(177)
3 Month Euribor	(29)	06/15/2026	8,346,378	(1,579)
3 Month Euribor	(20)	09/14/2026	5,754,948	2,703
3 Month Euribor	(14)	12/14/2026	4,026,612	(1,171)
3 Month Euribor	(37)	03/15/2027	10,634,695	(2,974)
3 Month Euribor	(13)	06/14/2027	3,733,841	(1,949)
3 Month Euribor	(9)	09/13/2027	2,583,116	(962)
3 Month Euribor	(9)	12/13/2027	2,581,397	(888)
3 Month Euribor	(12)	03/13/2028	3,439,571	(1,212)
3 Month Euribor	(8)	06/19/2028	2,291,520	787
3 Month Euribor	(10)	03/19/2029	2,859,846	(240)
3-Month Secured Overnight Financing Rate	(1)	09/15/2026	241,725	23
3-Month Secured Overnight Financing Rate	(12)	12/15/2026	2,905,350	(405)
3-Month Secured Overnight Financing Rate	(1)	09/14/2027	242,137	(164)
3-Month Secured Overnight Financing Rate	(1)	06/20/2028	241,700	(102)
3-Month Secured Overnight Financing Rate	(1)	09/19/2028	241,550	(77)
3-Month Secured Overnight Financing Rate	(2)	09/18/2029	482,100	47
Aluminum - 90 day settlement(a)	(2)	01/02/2026	147,380	(8,901)
Aluminum - 90 day settlement(a)	(1)	01/07/2026	74,337	(3,032)
Aluminum - 90 day settlement(a)	(1)	01/12/2026	74,388	(3,060)
Aluminum - 90 day settlement(a)	(3)	01/20/2026	223,312	(9,391)
Aluminum - 90 day settlement(a)	(1)	01/28/2026	74,508	(2,601)
Aluminum - 90 day settlement(a)	(1)	02/03/2026	74,584	(3,123)
Aluminum - 90 day settlement(a)	(1)	02/04/2026	74,596	(3,119)
Aluminum - 90 day settlement(a)	(5)	02/13/2026	373,419	(16,524)
Aluminum - 90 day settlement(a)	(1)	02/25/2026	74,786	(3,199)
Aluminum - 90 day settlement(a)	(1)	02/26/2026	74,805	(2,523)
Aluminum - 90 day settlement(a)	(1)	03/12/2026	74,885	(2,840)
Australian Government 10 Year Bonds	(29)	03/16/2026	2,118,867	(1,049)

The accompanying notes are an integral part of these consolidated financial statements.

75

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Australian Government 3 Year Bonds	(52)	03/16/2026	$3,643,587	$1,658
Australian 90 Day Bank Bills	(6)	12/10/2026	3,963,847	3,062
Australian Dollar	(95)	03/16/2026	6,339,350	(35,522)
BMF US Dollar Fut Feb26	(20)	01/30/2026	1,009,616	7,980
Brent Crude Oil	(1)	01/30/2026	60,850	789
Brent Crude Oil	(1)	02/27/2026	60,490	(982)
Brent Crude Oil	(2)	03/31/2026	120,640	(263)
Brent Crude Oil	(3)	10/30/2026	180,660	4,437
British Pound	(8)	03/16/2026	672,900	(6,531)
Canadian 10 Year Government Bonds	(11)	03/20/2026	969,007	(415)
Canadian Canola Oil	(15)	03/13/2026	131,667	4,049
Canadian Canola Oil	(2)	05/14/2026	17,873	(4)
Canadian Dollar	(1)	03/17/2026	73,120	(619)
CBOE Volatility Index	(2)	02/18/2026	37,068	1,181
Class III Milk	(1)	03/03/2026	31,200	(362)
Copper - 90 day settlement(a)	(1)	01/02/2026	314,959	(43,768)
Copper - 90 day settlement(a)	(1)	01/05/2026	311,385	(40,716)
Copper - 90 day settlement(a)	(1)	01/07/2026	311,445	(47,287)
Copper - 90 day settlement(a)	(3)	01/20/2026	934,405	(124,836)
Copper - 90 day settlement(a)	(1)	02/04/2026	311,259	(42,876)
Copper - 90 day settlement(a)	(1)	02/09/2026	311,363	(40,968)
Copper - 90 day settlement(a)	(2)	02/13/2026	622,842	(60,666)
Copper - 90 day settlement(a)	(1)	02/18/2026	311,146	(23,224)
Copper - 90 day settlement(a)	(1)	03/03/2026	311,073	(19,627)
Corn No. 2 Yellow	(11)	03/13/2026	242,138	1,963
Corn No. 2 Yellow	(8)	05/14/2026	179,300	2,394
Corn No. 2 Yellow	(6)	07/14/2026	136,350	1,199
Corn No. 2 Yellow	(9)	12/14/2026	207,225	1,029
Cotton No. 2	(14)	03/09/2026	449,890	1,557
Crude Oil	(1)	02/20/2026	57,220	1,498
Crude Oil	(3)	03/20/2026	171,210	(1,145)
Crude Oil	(1)	04/21/2026	57,000	(1,102)
Crude Palm Oil	(6)	02/13/2026	149,150	(1,593)
Crude Palm Oil	(2)	03/13/2026	49,901	(683)
Crude Palm Oil	(5)	04/15/2026	125,031	(1,756)
Crude Palm Oil	(1)	05/15/2026	24,988	(372)
Crude Soybean Oil	(9)	03/13/2026	262,224	442
Crude Soybean Oil	(3)	05/14/2026	88,362	(121)
Crude Soybean Oil	(3)	07/14/2026	89,028	113
Dollar Index	(2)	03/16/2026	196,094	714
Euro	(125)	03/16/2026	18,406,250	(119,668)
Euro BUXL 30 Year Bonds	(7)	03/06/2026	905,890	9,234
Euro-BOBL	(40)	03/06/2026	5,460,443	4,923
Euro-BTP Italian Government Bonds	(1)	03/06/2026	141,235	480
Euro-Bund	(21)	03/06/2026	3,148,322	10,324
Euro-Schatz	(86)	03/06/2026	10,792,954	(3,847)

The accompanying notes are an integral part of these consolidated financial statements.

76

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
European Rapeseed	(13)	01/30/2026	$346,228	$9,446
European Rapeseed	(2)	04/30/2026	52,884	452
French Government Bonds	(12)	03/06/2026	1,700,606	6,642
Frozen Concentrated Orange Juice	(1)	03/11/2026	30,180	(332)
FTSE 100 Index	(2)	03/20/2026	267,998	(3,847)
Hang Seng China Enterprises Index	(1)	01/29/2026	57,197	205
Hang Seng China Enterprises Index	(1)	01/29/2026	11,439	211
Hang Seng Index	(1)	01/29/2026	164,776	2,472
Hard Red Winter Wheat	(6)	03/13/2026	154,425	1,912
Hard Red Winter Wheat	(1)	05/14/2026	26,400	260
Japanese 10 Year Government Bonds	(2)	03/13/2026	1,690,628	9,032
Japanese Yen	(56)	03/16/2026	4,492,950	24,103
Lead - 90 day settlement(a)	(3)	01/20/2026	148,469	276
Lead - 90 day settlement(a)	(1)	02/11/2026	49,880	(159)
Lead - 90 day settlement(a)	(2)	02/13/2026	99,860	3,423
Lead - 90 day settlement(a)	(2)	02/16/2026	99,885	(952)
Lead - 90 day settlement(a)	(1)	02/26/2026	49,849	96
Lead - 90 day settlement(a)	(1)	02/27/2026	49,874	159
Lead - 90 day settlement(a)	(1)	03/09/2026	50,047	(352)
London Cocoa	(1)	05/13/2026	58,919	(1,511)
London Metals - Aluminum(a)	(3)	03/16/2026	224,585	(6,253)
London Metals - Copper(a)	(2)	03/16/2026	622,025	(32,874)
London Metals - Nickel(a)	(5)	03/16/2026	499,168	(59,679)
London Metals - Zinc(a)	(1)	03/16/2026	77,973	(1,760)
Long Gilt	(1)	03/27/2026	123,162	(392)
Low Sulphur Gas Oil	(1)	04/10/2026	60,925	(76)
Low Sulphur Gas Oil	(1)	05/12/2026	60,500	(451)
Maize	(1)	03/05/2026	11,062	(134)
Mexican Peso	(4)	03/16/2026	110,240	(1,900)
MIAX Red Wheat FutMar26	(2)	03/13/2026	57,400	619
Milling Wheat No. 2	(30)	03/10/2026	334,491	(2,208)
Milling Wheat No. 2	(4)	05/11/2026	44,951	1,537
Milling Wheat No. 2	(2)	09/10/2026	22,916	967
Mini Dollar Future Feb26	(43)	01/30/2026	434,135	3,014
Natural Gas	(2)	01/27/2026	18,430	956
Natural Gas	(2)	01/28/2026	73,720	416
Natural Gas	(1)	02/25/2026	31,300	(92)
Natural Gas	(2)	03/27/2026	63,060	107
Natural Gas	(3)	09/28/2026	112,830	1,415
New Zealand Dollar	(14)	03/16/2026	807,520	4,228
Nickel - 90 day settlement(a)	(2)	01/02/2026	200,106	(16,352)
Nickel - 90 day settlement(a)	(1)	01/05/2026	99,041	(6,046)
Nickel - 90 day settlement(a)	(2)	01/06/2026	198,116	(14,076)
Nickel - 90 day settlement(a)	(3)	02/13/2026	298,588	(30,605)
Nickel - 90 day settlement(a)	(1)	03/02/2026	99,672	(8,215)
Nickel - 90 day settlement(a)	(1)	03/05/2026	99,683	(10,198)

The accompanying notes are an integral part of these consolidated financial statements.

77

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Nickel - 90 day settlement(a)	(2)	03/05/2026	$199,458	$(18,786)
Nickel - 90 day settlement(a)	(1)	03/06/2026	99,740	(8,211)
Nickel - 90 day settlement(a)	(1)	03/19/2026	99,749	1,120
Nickel - 90 day settlement(a)	(1)	03/31/2026	99,876	1,104
NY Harbor ULSD	(1)	01/30/2026	89,103	1,649
NY Harbor ULSD	(1)	03/31/2026	87,003	435
Reformulated Gasoline Blendstock	(1)	01/30/2026	72,030	691
Reformulated Gasoline Blendstock	(5)	03/31/2026	411,936	2,688
Reformulated Gasoline Blendstock	(2)	04/30/2026	165,287	(1,788)
Robusta Coffee	(1)	05/22/2026	38,720	2,629
Rough Rice	(2)	03/13/2026	39,700	845
S&P Real Estate Select Sector Stock Index	(1)	03/20/2026	49,813	(26)
Soybean Meal	(2)	03/13/2026	59,880	636
Soybean Meal	(4)	05/14/2026	121,600	941
Soybeans	(2)	03/13/2026	104,750	1,883
Sugar #11	(19)	02/27/2026	319,413	(7,511)
Tin - 90 day settlement(a)	(1)	01/20/2026	202,780	(18,843)
Tin - 90 day settlement(a)	(1)	02/13/2026	203,035	3,672
Tin - 90 day settlement(a)	(1)	03/19/2026	202,842	15,953
U.S. Treasury 10 Year Notes	(23)	03/20/2026	2,586,063	14,007
U.S. Treasury Long Bonds	(12)	03/20/2026	1,387,125	(2,575)
U.S. Treasury Ultra Bonds	(6)	03/20/2026	708,000	10,586
UK Natural Gas	(10)	02/26/2026	288,451	(1,059)
US Cocoa	(1)	05/13/2026	61,020	(6,032)
US Dollar/Swedish Krona Cross Currency Rate	(1)	03/16/2026	99,719	1,556
Wheat	(16)	03/13/2026	405,600	18,417
Wheat	(3)	05/14/2026	77,775	368
Wheat	(2)	07/14/2026	53,125	1,633
Wheat	(3)	12/14/2026	84,712	506
WTI Light Sweet Crude Oil	(1)	01/16/2026	57,420	(541)
Zinc - 90 day settlement(a)	(3)	01/02/2026	231,884	(4,669)
Zinc - 90 day settlement(a)	(1)	01/05/2026	77,091	(1,434)
Zinc - 90 day settlement(a)	(2)	01/06/2026	154,228	(2,622)
Zinc - 90 day settlement(a)	(4)	02/13/2026	310,939	(4,880)
Zinc - 90 day settlement(a)	(1)	02/18/2026	77,651	(686)
Zinc - 90 day settlement(a)	(1)	03/03/2026	77,873	(728)
Zinc - 90 day settlement(a)	(1)	03/06/2026	77,945	(625)
				$(754,423)
Net Unrealized Appreciation (Depreciation)				$270,638

The Fund has recorded a liability of $46,696 as of December 31, 2025 related to the current day’s variation margin related to these contracts.
(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

78

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	01/14/2026	AUD	221,540	EUR	125,000	$860
Deutsche Bank	01/14/2026	AUD	800,000	JPY	82,903,088	3,987
Deutsche Bank	01/14/2026	AUD	2,400,000	NZD	2,750,345	17,323
Deutsche Bank	01/14/2026	AUD	2,200,000	USD	1,465,505	2,803
Deutsche Bank	02/03/2026	BRL	556,431	USD	100,000	653
Deutsche Bank	01/14/2026	CAD	1,000,000	JPY	113,038,240	6,472
Deutsche Bank	01/14/2026	CAD	2,000,000	USD	1,456,219	1,878
Deutsche Bank	01/14/2026	CHF	1,281,652	EUR	1,375,000	3,556
Deutsche Bank	01/14/2026	CHF	250,000	JPY	49,020,008	2,754
Deutsche Bank	01/14/2026	CHF	875,000	USD	1,105,752	616
Deutsche Bank	01/12/2026	CLP	92,872,300	USD	100,000	3,154
Deutsche Bank	01/14/2026	CNH	25,317,659	USD	3,600,000	32,613
Deutsche Bank	01/14/2026	EUR	800,000	JPY	146,057,960	7,146
Deutsche Bank	01/14/2026	EUR	500,000	NOK	5,924,989	139
Deutsche Bank	01/14/2026	GBP	87,298	EUR	100,000	72
Deutsche Bank	01/14/2026	GBP	1,000,000	JPY	208,597,168	14,512
Deutsche Bank	01/14/2026	GBP	812,500	USD	1,088,739	6,455
Deutsche Bank	01/14/2026	ILS	1,596,239	USD	500,000	1,209
Deutsche Bank	01/02/2026	INR	9,038,385	USD	100,000	542
Deutsche Bank	01/05/2026	INR	80,986,121	USD	900,000	624
Deutsche Bank	01/12/2026	INR	54,122,073	USD	600,000	1,525
Deutsche Bank	01/20/2026	INR	80,956,553	USD	892,359	6,846
Deutsche Bank	01/14/2026	MXN	24,500,000	USD	1,354,453	4,250
Deutsche Bank	01/14/2026	NOK	6,047,952	USD	600,000	58
Deutsche Bank	01/14/2026	PLN	1,692,972	EUR	400,000	1,141
Deutsche Bank	01/14/2026	PLN	4,316,242	USD	1,200,000	2,190
Deutsche Bank	01/14/2026	SEK	9,504,220	EUR	875,000	4,120
Deutsche Bank	01/14/2026	SEK	10,074,493	NOK	11,000,000	3,719
Deutsche Bank	01/14/2026	SEK	8,333,103	USD	900,000	5,813
Deutsche Bank	01/14/2026	SGD	1,804,439	USD	1,400,000	5,163
Deutsche Bank	01/23/2026	TWD	3,153,850	USD	100,000	539
Deutsche Bank	01/14/2026	USD	668,984	AUD	1,000,000	1,571
Deutsche Bank	01/14/2026	USD	882,198	EUR	750,000	202
Deutsche Bank	01/02/2026	USD	101,065	INR	9,038,385	523
Deutsche Bank	01/05/2026	USD	900,000	INR	80,831,610	1,095
Deutsche Bank	01/14/2026	USD	803,545	JPY	125,000,000	4,505
Deutsche Bank	01/30/2026	USD	100,000	KRW	143,256,237	447
Deutsche Bank	02/02/2026	USD	200,000	KRW	286,984,474	542
Deutsche Bank	01/14/2026	USD	194,575	MXN	3,500,000	475
Deutsche Bank	01/14/2026	USD	639,767	NZD	1,100,000	6,059
Deutsche Bank	01/14/2026	ZAR	30,303,079	USD	1,800,000	28,148
Deutsche Bank	01/14/2026	AUD	1,800,000	CAD	1,649,673	(1,348)
Deutsche Bank	01/05/2026	BRL	549,846	USD	101,417	(1,206)
Deutsche Bank	01/14/2026	CAD	181,975	AUD	200,000	(814)
Deutsche Bank	01/14/2026	EUR	750,000	AUD	1,322,783	(847)
Deutsche Bank	01/14/2026	EUR	1,125,000	CAD	1,817,014	(1,698)

The accompanying notes are an integral part of these consolidated financial statements.

79

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	01/14/2026	EUR	900,000	GBP	789,717	$(6,090)
Deutsche Bank	01/14/2026	EUR	100,000	PLN	422,502	(79)
Deutsche Bank	01/14/2026	EUR	1,625,000	USD	1,911,746	(757)
Deutsche Bank	01/14/2026	HUF	327,311,111	USD	1,000,000	(151)
Deutsche Bank	01/14/2026	JPY	20,860,528	AUD	200,000	(135)
Deutsche Bank	01/14/2026	JPY	18,183,814	EUR	100,000	(1,363)
Deutsche Bank	01/14/2026	JPY	52,508,010	GBP	250,000	(1,335)
Deutsche Bank	01/14/2026	JPY	25,000,000	USD	161,315	(1,507)
Deutsche Bank	01/30/2026	KRW	863,188,579	USD	600,000	(147)
Deutsche Bank	01/14/2026	NZD	1,800,000	JPY	162,704,976	(3,086)
Deutsche Bank	01/14/2026	NZD	400,000	USD	232,966	(2,527)
Deutsche Bank	01/15/2026	TWD	3,124,730	USD	100,000	(444)
Deutsche Bank	01/05/2026	USD	100,000	BRL	549,846	(211)
Deutsche Bank	01/14/2026	USD	655,819	CAD	900,000	(325)
Deutsche Bank	01/14/2026	USD	472,725	CHF	375,000	(1,433)
Deutsche Bank	01/12/2026	USD	100,000	CLP	92,267,400	(2,482)
Deutsche Bank	01/14/2026	USD	700,000	CNH	4,913,082	(4,936)
Deutsche Bank	01/14/2026	USD	336,701	GBP	250,000	(282)
Deutsche Bank	01/12/2026	USD	600,000	INR	54,278,100	(3,259)
Deutsche Bank	01/16/2026	USD	210,351	INR	19,071,147	(1,544)
Deutsche Bank	01/20/2026	USD	892,359	INR	80,718,369	(4,200)
Deutsche Bank	01/27/2026	USD	689,649	INR	62,254,863	(1,452)
Deutsche Bank	01/30/2026	USD	600,000	INR	54,231,960	(1,896)
Deutsche Bank	01/16/2026	USD	300,000	KRW	440,925,000	(6,249)
Deutsche Bank	01/20/2026	USD	500,000	KRW	736,518,016	(11,633)
Deutsche Bank	01/14/2026	USD	300,000	TRY	13,107,605	(2,060)
Deutsche Bank	01/26/2026	USD	100,000	TWD	3,157,226	(667)
Deutsche Bank	01/29/2026	USD	200,000	TWD	6,299,411	(896)
Deutsche Bank	01/14/2026	USD	500,000	ZAR	8,340,669	(3,183)
Net Unrealized Appreciation (Depreciation)						$116,057

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
The accompanying notes are an integral part of these consolidated financial statements.

80

LOCORR STRATEGIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025(Continued)
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these consolidated financial statements.

81

LoCorr Investment Trust
Statements of Assets and Liabilities
December 31, 2025

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
ASSETS:
Investments, at value	$24,271,582	$212,423,690	$311,795,066	$1,308,398,822	$226,352,975
Deposit at broker for securities sold short	7,685,191	—	—	—	—
Cash - interest bearing deposit account (Note 2)	7,076,869	16,146,722	13,627,272	57,397,332	20,160,186
Cash held as collateral for securities sold short (Note 2)	1,350,000	—	—	—	—
Cash held as collateral for forward currency contracts (Note 2)	—	1,691,165	—	30,380,000	6,080,000
Receivable for investments sold	346,919	—	—	—	—
Interest receivable	49,085	1,424,181	2,235,898	10,545,473	1,765,622
Dividends receivable	12,519	—	—	—	—
Receivable for fund shares sold	857	730,954	168,670	646,116	499,173
Receivable for unsettled futures contracts	—	546,822	—	6,436,857	2,913,985
Receivable for open forward currency contracts	—	638,425	—	7,638,095	1,214,912
Receivable for swap contracts, net	—	—	28,784,105	—	—
Deposit at broker for future contracts (Note 2)	—	6,423,435	—	77,676,404	30,218,491
Deposit at broker for swap contracts (Note 2)	—	8,976,531	448,176	—	—
Prepaid expenses and other assets	16,739	3,417	43,128	27,205	22,081
Total assets	40,809,761	249,005,342	357,102,315	1,499,146,304	289,227,425
LIABILITIES:
Securities sold short, at value	3,921,327	—	—	—	—
Payable for unsettled futures contracts	—	119,177	—	1,107,575	143,542
Variation margin on futures contracts	—	372,371	—	4,644,753	2,057,439
Payable for open forward currency contracts	—	448,625	—	5,397,584	450,459
Payable for investments purchased	6,080,001	613	—	7,081	—
Distributions payable	837,932	—	1	—	—
Payable for capital shares redeemed	240,877	59,671	1,379,595	3,388,404	202,401
Payable for fund administration and accounting fees	29,393	74,664	100,194	222,937	81,291
Payable for audit fees	26,500	76,020	57,500	57,500	48,500
Payable to adviser (Note 5)	23,623	270,096	481,529	2,094,904	362,085
Dividends payable	17,652	—	—	—	—
Payable for transfer agent fees and expenses	17,394	42,465	95,892	271,899	73,566
Payable for distribution and shareholder servicing fees	4,247	66,127	69,067	118,121	44,081
Payable for swap contracts, net	—	4,596,775	—	—	—
Deferred organizational expenses	—	11	—	—	—
Payable to custodian	—	—	20,282	—	—
Payable for expenses and other liabilities	7,293	25,566	39,447	156,706	21,124
Total liabilities	11,206,239	6,152,181	2,243,507	17,467,464	3,484,488
NET ASSETS	$29,603,522	$242,853,161	$354,858,808	$1,481,678,840	$285,742,937

The accompanying notes are an integral part of these financial statements.

82

LoCorr Investment Trust
Statements of Assets and Liabilities
December 31, 2025(Continued)

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
Net Assets Consists of:
Paid-in capital	$30,914,558	$245,240,168	$383,350,307	$1,677,280,809	$336,941,328
Total accumulated losses	(1,311,036)	(2,387,007)	(28,491,499)	(195,601,969)	(51,198,391)
Total net assets	$29,603,522	$242,853,161	$354,858,808	$1,481,678,840	$285,742,937
Class A
Net assets	$2,833,410	$26,109,641	$15,205,102	$50,777,816	$17,958,433
Shares issued and outstanding(a)	263,802	2,756,114	1,783,116	6,672,565	1,616,977
Net asset value per share(b)	$10.74	$9.47	$8.53	$7.61	$11.11
Max offering price per share (net asset value per share dividend by 0.9425, 0.9425, 0.9425, 0.9425 and 0.9425)(1)	$11.40	$10.05	$9.05	$8.07	$11.78
Class C
Net assets	$450,065	$—	$3,696,550	$21,325,640	$7,437,454
Shares issued and outstanding(a)	46,278	—	460,710	2,996,065	716,914
Net asset value per share	$9.73	$—	$8.02	$7.12	$10.37
Class I
Net assets	$26,320,047	$216,743,520	$335,957,156	$1,409,575,384	$260,347,050
Shares issued and outstanding(a)	2,372,527	22,861,799	38,977,460	181,331,081	23,462,755
Net asset value per share	$11.09	$9.48	$8.62	$7.77	$11.10
Cost:
Investments, at cost	$23,678,693	$210,330,580	$315,439,546	$1,293,733,759	$223,857,041
Proceeds:
Securities sold short proceeds	$3,975,836	$—	$—	$—	$—

(a)	Unlimited shares authorized, no par value.
(b)
A 1.00% contingent deferred sales charge may apply to redemptions made within twelve months of purchase. The contingent deferred sales charge only applies to Class A share purchases of $1 million or more.

(1)	Reflects a maximum sales charge of 5.75%, 5.75%, 5.75%, 5.75% and 5.75% on investments of $25,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

83

LoCorr Investment Trust
Statements of Assets and Liabilities
December 31, 2025(Continued)

	LoCorr Spectrum Income Fund	LoCorr Strategic Allocation Fund (Consolidated)
ASSETS:
Investments, at value	$65,695,501	$29,699,530
Cash - interest bearing deposit account (Note 2)	3,564,460	30,217,138
Cash held as collateral for forward currency contracts (Note 2)	—	371,910
Dividends receivable	386,560	15,442
Receivable for investments sold	112,508	812
Deposit at broker for option contracts (Note 2)	73,975	—
Interest receivable	8,476	80,786
Receivable for fund shares sold	5,526	1,277,059
Dividend tax reclaims receivable	—	191
Receivable for open forward currency contracts	—	186,299
Receivable for unsettled futures contracts	—	905,281
Deposit at broker for future contracts (Note 2)	—	5,128,269
Deferred organizational expenses	—	1,351
Prepaid expenses and other assets	38,948	—
Total assets	69,885,954	67,884,068
LIABILITIES:
Written option, at value	174,812	—
Payable for unsettled futures contracts	—	768,939
Variation margin on futures contracts	—	46,696
Payable for open forward currency contracts	—	70,242
Payable for capital shares redeemed	139,938	11,719
Distributions payable	109,809	—
Payable to Adviser (Note 5)	68,305	76,110
Payable for investments purchased	46,484	—
Payable for transfer agent fees and expenses	29,077	9,168
Payable for audit fees	29,000	53,500
Payable for fund administration and accounting fees	28,176	40,651
Payable for distribution and shareholder servicing fees	19,459	903
Payable for expenses and other liabilities	11,808	29,151
Total liabilities	656,868	1,107,079
NET ASSETS	$69,229,086	$66,776,989
Net Assets Consists of:
Paid-in capital	$104,650,527	$63,759,021
Total distributable earnings/(accumulated losses)	(35,421,441)	3,017,968
Total net assets	$69,229,086	$66,776,989
Class A
Net assets	$18,603,733	$1,276,461
Shares issued and outstanding(a)	3,431,427	123,311
Net asset value per share(b)	$5.42	$10.35
Max offering price per share (net asset value per share dividend by 0.9425 and 0.9425)(2)	$5.75	$10.98

The accompanying notes are an integral part of these financial statements.

84

LoCorr Investment Trust
Statements of Assets and Liabilities
December 31, 2025(Continued)

	LoCorr Spectrum Income Fund	LoCorr Strategic Allocation Fund (Consolidated)
Class C
Net assets	$5,556,653	$—
Shares issued and outstanding(a)	1,006,755	—
Net asset value per share	$5.52(c)	$—
Class I
Net assets	$45,068,700	$65,500,528
Shares issued and outstanding(a)	8,363,712	6,325,378
Net asset value per share	$5.39(c)	$10.36
Cost:
Investments, at cost	$58,494,271	$25,384,833
PROCEEDS:
Written options premium received	$203,443	$—

(a)	Unlimited shares authorized, no par value.
(b)
A 1.00% contingent deferred sales charge may apply to redemptions made within twelve months of purchase. The contingent deferred sales charge only applies to Class A share purchases of $1 million or more.

(c)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 2.00%.
(2)	Reflects a maximum sales charge of 5.75% and 5.75%, on investments of $25,000 of more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

85

LoCorr Investment Trust
Statements of Operations
For the Year Ended December 31, 2025

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
INVESTMENT INCOME:
Dividend income	$394,524	$—	$—	$—	$—
Less: issuance fees	(60)	—	—	—	—
Less: dividend withholding taxes	(2,758)	—	—	—	—
Interest income	507,705	8,354,737	13,655,863	65,773,677	12,615,327
Broker interest income - net	422,441	260,791	18,481	2,832,961	721,951
Total investment income	1,321,852	8,615,528	13,674,344	68,606,638	13,337,278
EXPENSES:
Investment advisory fee	612,616	3,248,662	6,982,808	25,649,201	4,639,257
Fund administration and accounting fees	111,932	282,977	405,962	893,661	329,249
Transfer agent fees	95,477	337,857	756,539	2,027,722	368,793
Federal and state registration fees	55,494	63,737	83,761	122,993	65,315
Audit fees	26,080	81,380	60,889	62,806	50,591
Custodian fees	20,582	41,180	18,578	89,802	20,096
Distribution expenses - Class A	7,660	58,169	41,873	141,548	44,796
Distribution expenses - Class C	5,465	—	43,912	230,589	87,753
Trustees’ fees	7,375	38,623	85,601	283,642	57,130
Reports to shareholders	5,755	20,009	60,196	274,187	36,921
Legal fees	4,701	11,742	19,602	45,820	16,222
Other expenses and fees	3,449	38,339	11,988	27,521	7,958
Total expense before dividend expense	956,586	4,222,675	8,571,709	29,849,492	5,724,081
Dividend expense on securities sold short (Note 2)	148,815	—	—	—	—
Total expenses	1,105,401	4,222,675	8,571,709	29,849,492	5,724,081
Expense reimbursement by Adviser	(130,723)	(87,470)	—	—	—
Expense recoupment by Adviser	—	23,796	—	—	—
Net expenses	974,678	4,159,001	8,571,709	29,849,492	5,724,081
Net investment income	347,174	4,456,527	5,102,635	38,757,146	7,613,197
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(160,536)	(638,082)	(21,858,863)	5,906,902	1,357,253
Securities sold short	(483,639)	—	—	—	—
Futures contracts	—	(90,595)	—	(6,380,703)	(583,039)
Forward currency contracts	—	(382,112)	—	(6,514,787)	(3,953,530)
Swap contracts	—	—	4,417,230	—	—
Other investments	—	2,887	—	37,226	—
Foreign currency translation	(1,130)	175,222	—	2,060,871	(6,083)
Net realized gain (loss)	(645,305)	(932,680)	(17,441,633)	(4,890,491)	(3,185,399)

The accompanying notes are an integral part of these financial statements.

86

LoCorr Investment Trust
Statements of Operations
For the Year Ended December 31, 2025(Continued)

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
Net change in unrealized appreciation (depreciation) on:
Investments	$1,121,624	$4,367,586	$32,919,521	$13,938,357	$2,673,156
Securities sold short	(8,361)	—	—	—	—
Future contracts	—	771,044	—	8,221,380	5,483,783
Forward currency contracts	—	(558,753)	—	(12,252,590)	(7,141,084)
Swap contracts	—	(2,460,566)	(14,185,596)	—	—
Foreign currency translation	27	(62,307)	—	(3,915,358)	(29,619)
Net change in unrealized appreciation (depreciation)	1,113,290	2,057,004	18,733,925	5,991,789	986,236
Net realized and unrealized gain (loss)	467,985	1,124,324	1,292,292	1,101,298	(2,199,163)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$815,159	$5,580,851	$6,394,927	$39,858,444	$5,414,034

The accompanying notes are an integral part of these financial statements.

87

LoCorr Investment Trust
STATEMENTS OF OPERATIONS

	Year Ended December 31, 2025	For the Period from January 8, 2025 (Commencement of Operations) through December 31, 2025
	LoCorr Spectrum Income Fund	LoCorr Strategic Allocation Fund (Consolidated)
INVESTMENT INCOME:
Dividend income	$4,029,874	$219,988
Less: issuance fees	(1,259)	(2)
Less: dividend withholding taxes	(13,631)	(226)
Interest income	124,178	638,283
Broker interest income - net	4,898	40,857
Total investment income	4,144,060	898,900
EXPENSES:
Investment advisory fee	939,154	449,051
Transfer agent fees	141,597	53,082
Fund administration and accounting fees	114,182	153,598
Distribution expenses - Class A	44,319	1,506
Distribution expenses - Class C	66,777	—
Federal and state registration fees	60,430	50,177
Audit fees	28,629	53,969
Reports to shareholders	28,560	2,555
Trustees’ fees	13,184	7,083
Custodian fees	6,259	35,334
Legal fees	1,668	21,866
Other expenses and fees	2,853	90,832
Total expenses	1,447,612	919,053
Expense reimbursement by Adviser	(36,151)	(352,082)
Expense recoupment by Adviser	—	11,151
Net expenses	1,411,461	578,122
Net investment income	2,732,599	320,778
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	705,570	(1,307,767)
Written options expired or closed	1,885,789	—
Futures contracts	—	(526,240)
Forward currency contracts	—	(22,682)
Other investments	—	(8,199)
Foreign currency translation	—	98,052
Net realized gain (loss)	2,591,359	(1,766,836)
Net change in unrealized appreciation (depreciation) on:
Investments	1,165,152	4,314,697
Written options	28,631	—
Future contracts	—	270,638
Forward currency contracts	—	116,057
Foreign currency translation	—	(30,817)
Net change in unrealized appreciation (depreciation)	1,193,783	4,670,575
Net realized and unrealized gain (loss)	3,785,142	2,903,739
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,517,741	$3,224,517

The accompanying notes are an integral part of these financial statements.

88

LoCorr Investment Trust
Statements of Changes in Net Assets

	LoCorr Dynamic Opportunity Fund		LoCorr Hedged Core Fund (Consolidated)
	Year Ended December 31,		Year Ended December 31, 2025	Period from July 10 (Commencement of Operations) through December 31, 2024
	2025	2024
OPERATIONS:
Net investment income (loss)	$347,174	$321,470	$4,456,527	$638,135
Net realized gain (loss)	(645,305)	9,033,382	(932,680)	(236,080)
Net change in unrealized appreciation (depreciation)	1,113,290	(3,870,353)	2,057,004	(3,740,706)
Net increase (decrease) in net assets from operations	815,159	5,484,499	5,580,851	(3,338,651)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(502,472)	(25,004)	(451,623)	(120,611)
From earnings - Class C	(80,762)	(1,808)	—	—
From earnings - Class I	(4,601,926)	(573,954)	(4,484,768)	(796,324)
Total distributions to shareholders	(5,185,160)	(600,766)	(4,936,391)	(916,935)
CAPITAL TRANSACTIONS:
Shares sold - Class A	287,481	898,846	8,028,065	20,832,919
Shares issued from reinvestment of distributions - Class A	473,489	24,446	451,623	120,611
Shares redeemed - Class A	(826,341)	(1,433,009)	(2,677,160)	(328,619)
Shares sold - Class C	191,776	4,200	—	—
Shares issued from reinvestment of distributions - Class C	79,725	1,793	—	—
Shares redeemed - Class C	(428,352)	(1,318,608)	—	—
Shares sold - Class I	5,578,604	21,756,206	183,681,619	190,560,166
Shares issued from reinvestment of distributions - Class I	3,794,015	443,049	2,985,810	548,143
Shares redeemed - Class I	(26,692,469)	(36,207,144)	(120,995,201)	(36,743,689)
Net increase (decrease) in net assets from capital transactions	(17,542,072)	(15,830,221)	71,474,756	174,989,531
Net increase (decrease) in net assets	(21,912,073)	(10,946,488)	72,119,216	170,733,945
NET ASSETS:
Beginning of the period	51,515,595	62,462,083	170,733,945	—
End of the period	$29,603,522	$51,515,595	$242,853,161	$170,733,945

The accompanying notes are an integral part of these financial statements.

89

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Dynamic Opportunity Fund		LoCorr Hedged Core Fund (Consolidated)
	Year Ended December 31,		Year Ended December 31, 2025	Period from July 10 (Commencement of Operations) through December 31, 2024
	2025	2024
SHARES TRANSACTIONS
Shares sold - Class A	22,835	76,316	840,428	2,171,345
Shares issued from reinvestment of distributions - Class A	44,046	1,937	47,892	12,629
Shares redeemed - Class A	(67,971)	(124,563)	(281,810)	(34,370)
Shares sold - Class C	16,786	399	—	—
Shares issued from reinvestment of distributions - Class C	8,194	154	—	—
Shares redeemed - Class C	(36,905)	(123,863)	—	—
Shares sold - Class I	435,413	1,828,125	19,254,595	19,787,141
Shares issued from reinvestment of distributions - Class I	341,803	34,186	316,293	57,337
Shares redeemed - Class I	(2,069,752)	(3,040,609)	(12,693,896)	(3,859,671)
Total increase (decrease) in shares outstanding	(1,305,551)	(1,347,918)	7,483,502	18,134,411

The accompanying notes are an integral part of these financial statements.

90

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Long/Short Commodities Strategy Fund (Consolidated)		LoCorr Macro Strategies Fund (Consolidated)
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$5,102,635	$12,073,709	$38,757,146	$44,389,029
Net realized gain (loss)	(17,441,633)	(34,121,932)	(4,890,491)	2,392,338
Net change in unrealized appreciation (depreciation)	18,733,925	(32,707,303)	5,991,789	51,454,019
Net increase (decrease) in net assets from operations	6,394,927	(54,755,526)	39,858,444	98,235,386
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(310,099)	(397,613)	(1,562,605)	(1,731,750)
From earnings - Class C	(69,382)	(75,561)	(567,320)	(542,117)
From earnings - Class I	(7,970,835)	(14,058,797)	(43,707,005)	(44,762,428)
From Return of Capital - Class A	—	(8,616)	—	(47,728)
From Return of Capital - Class C	—	(1,637)	—	(14,941)
From Return of Capital - Class I	—	(304,660)	—	(1,233,673)
Total distributions to shareholders	(8,350,316)	(14,846,884)	(45,836,930)	(48,332,637)
CAPITAL TRANSACTIONS:
Shares sold - Class A	3,478,633	10,157,661	11,885,989	20,625,280
Shares issued from reinvestment of distributions - Class A	291,304	367,961	1,530,772	1,735,856
Shares redeemed - Class A	(8,463,714)	(91,685,315)	(23,864,389)	(34,395,302)
Shares sold - Class C	357,463	683,351	3,069,998	5,039,873
Shares issued from reinvestment of distributions - Class C	64,511	72,676	562,812	552,080
Shares redeemed - Class C	(1,769,682)	(4,406,365)	(7,543,326)	(14,562,744)
Shares sold - Class I	168,182,069	283,265,865	619,734,868	658,072,601
Shares issued from reinvestment of distributions - Class I	6,885,881	11,709,221	40,291,973	41,727,557
Shares redeemed - Class I	(318,931,813)	(552,765,686)	(697,462,558)	(681,191,796)
Net increase (decrease) in net assets from capital transactions	(149,905,348)	(342,600,631)	(51,793,861)	(2,396,595)
NET INCREASE (DECREASE) IN NET ASSETS	(151,860,737)	(412,203,041)	(57,772,347)	47,506,154
NET ASSETS:
Beginning of the year	506,719,545	918,922,586	1,539,451,187	1,491,945,033
End of the year	$354,858,808	$506,719,545	$1,481,678,840	$1,539,451,187

The accompanying notes are an integral part of these financial statements.

91

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Long/Short Commodities Strategy Fund (Consolidated)		LoCorr Macro Strategies Fund (Consolidated)
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
SHARES TRANSACTIONS
Shares sold - Class A	396,914	1,063,007	1,554,963	2,634,563
Shares issued from reinvestment of distributions - Class A	34,150	41,021	202,483	227,504
Shares redeemed - Class A	(963,499)	(9,535,849)	(3,127,160)	(4,406,890)
Shares sold - Class C	43,056	75,697	429,210	685,053
Shares issued from reinvestment of distributions - Class C	8,034	8,560	79,606	76,891
Shares redeemed - Class C	(213,940)	(487,842)	(1,053,773)	(1,989,593)
Shares sold - Class I	18,959,523	29,227,547	79,454,606	82,185,481
Shares issued from reinvestment of distributions - Class I	798,826	1,290,983	5,219,167	5,356,554
Shares redeemed - Class I	(36,024,960)	(57,900,924)	(89,549,339)	(85,497,168)
Total increase (decrease) in shares outstanding	(16,961,896)	(36,217,800)	(6,790,237)	(727,605)

The accompanying notes are an integral part of these financial statements.

92

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Market Trend Fund (Consolidated)		LoCorr Spectrum Income Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$7,613,197	$10,664,023	$2,732,599	$2,574,460
Net realized gain (loss)	(3,185,399)	(13,678,109)	2,591,359	2,781,641
Net change in unrealized appreciation (depreciation)	986,236	24,882,263	1,193,783	808,066
Net increase (decrease) in net assets from operations	5,414,034	21,868,177	6,517,741	6,164,167
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(407,974)	(987,564)	(1,014,413)	(944,110)
From earnings - Class C	(148,591)	(708,177)	(334,059)	(482,464)
From earnings - Class I	(6,745,709)	(18,266,315)	(2,840,542)	(3,060,755)
From Return of Capital - Class A	—	—	(496,455)	(351,528)
From Return of Capital - Class C	—	—	(163,489)	(179,639)
From Return of Capital - Class I	—	—	(1,390,166)	(1,139,633)
Total distributions to shareholders	(7,302,274)	(19,962,056)	(6,239,124)	(6,158,129)
CAPITAL TRANSACTIONS:
Shares sold - Class A	4,849,602	8,834,557	5,883,942	6,104,844
Shares issued from reinvestment of distributions - Class A	389,759	939,491	1,236,053	992,096
Shares redeemed - Class A	(8,209,182)	(14,605,363)	(6,098,869)	(4,869,441)
Redemption fees - Class A	—	—	2,289	4,269
Shares sold - Class C	1,509,465	3,124,804	533,126	678,558
Shares issued from reinvestment of distributions - Class C	146,848	700,333	446,242	561,973
Shares redeemed - Class C	(6,627,984)	(9,550,377)	(3,089,377)	(3,930,526)
Redemption fees - Class C	—	—	981	2,484
Shares sold - Class I	137,054,891	174,302,373	14,211,827	18,651,664
Shares issued from reinvestment of distributions - Class I	6,476,281	17,613,747	3,158,219	3,256,782
Shares redeemed - Class I	(192,697,952)	(240,618,524)	(18,188,802)	(36,473,868)
Redemption fees - Class I	—	—	6,151	13,413
Net increase (decrease) in net assets from capital transactions	(57,108,272)	(59,258,959)	(1,898,218)	(15,007,752)
NET INCREASE (DECREASE) IN NET ASSETS	(58,996,512)	(57,352,838)	(1,619,601)	(15,001,714)
NET ASSETS:
Beginning of the year	344,739,449	402,092,287	70,848,687	85,850,401
End of the year	$285,742,937	$344,739,449	$69,229,086	$70,848,687

The accompanying notes are an integral part of these financial statements.

93

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Market Trend Fund (Consolidated)		LoCorr Spectrum Income Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
SHARES TRANSACTIONS
Shares sold - Class A	453,971	742,877	1,080,765	1,104,828
Shares issued from reinvestment of distributions - Class A	35,823	85,253	227,037	180,409
Shares redeemed - Class A	(771,386)	(1,257,841)	(1,120,267)	(893,957)
Shares sold - Class C	149,238	283,541	95,329	121,517
Shares issued from reinvestment of distributions - Class C	14,439	67,665	80,518	100,818
Shares redeemed - Class C	(669,698)	(872,630)	(558,821)	(706,016)
Shares sold - Class I	12,906,549	14,772,054	2,608,834	3,409,220
Shares issued from reinvestment of distributions - Class I	595,794	1,599,795	583,167	596,093
Shares redeemed - Class I	(18,449,607)	(20,750,836)	(3,363,701)	(6,720,069)
Total increase (decrease) in shares outstanding	(5,734,877)	(5,330,122)	(367,139)	(2,807,157)

The accompanying notes are an integral part of these financial statements.

94

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

LoCorr Strategic Allocation Fund (Consolidated)
Period Ended from January 8, 2025 (Commencement of Operations) through December 31, 2025
OPERATIONS:
Net investment income (loss)	$320,778
Net realized gain (loss)	(1,766,836)
Net change in unrealized appreciation (depreciation)	4,670,575
Net increase (decrease) in net assets from operations	3,224,517
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(10,236)
From earnings - Class I	(587,891)
Total distributions to shareholders	(598,127)
CAPITAL TRANSACTIONS:
Shares sold - Class A	1,210,721
Shares issued from reinvestment of distributions - Class A	8,436
Shares redeemed - Class A	(26,788)
Shares sold - Class I	77,456,846
Shares issued from reinvestment of distributions - Class I	532,191
Shares redeemed - Class I	(15,030,807)
Net increase (decrease) in net assets from capital transactions	64,150,599
NET INCREASE (DECREASE) IN NET ASSETS	66,776,989
NET ASSETS:
Beginning of the period	—
End of the period	$66,776,989
SHARES TRANSACTIONS
Shares sold - Class A	125,147
Shares issued from reinvestment of distributions - Class A	821
Shares redeemed - Class A	(2,657)
Shares sold - Class I	7,832,227
Shares issued from reinvestment of distributions - Class I	51,820
Shares redeemed - Class I	(1,558,669)
Total increase (decrease) in shares outstanding	6,448,689

The accompanying notes are an integral part of these financial statements.

95

LOCORR DYNAMIC OPPORTUNITY FUND - CLASS A
FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$12.62	$11.43	$11.22	$12.46	$11.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.04	0.09	(0.09)	(0.23)
Net realized and unrealized gain (loss)(b)	0.26	1.24	0.27	(1.00)	1.85
Total from investment operations	0.34	1.28	0.36	(1.09)	1.62
DISTRIBUTIONS:
Net investment income	(0.19)	(0.06)	(0.11)	—	—
Net realized gains	(2.03)	(0.03)	(0.04)	(0.15)	(0.78)
Total distributions	(2.22)	(0.09)	(0.15)	(0.15)	(0.78)
Net asset value, end of year	$10.74	$12.62	$11.43	$11.22	$12.46
Total investment return(c)	2.66%	11.24%	3.19%	(9.18)%	14.38%
Net assets, end of year, in thousands	$2,833	$3,342	$3,557	$3,534	$4,010
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.92%	2.60%	2.53%	2.82%	3.90%
After expense waiver or recovery	2.60%	2.40%	2.47%	2.51%	2.67%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.56%	2.44%	2.30%	2.55%	3.47%
After expense waiver or recovery	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.31%	0.17%	0.73%	(1.08)%	(3.02)%
After expense waiver or recovery	0.63%	0.38%	0.79%	(0.77)%	(1.79)%
Portfolio turnover rate(d)	1,506%	755%	932%	686%	506%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

96

LOCORR DYNAMIC OPPORTUNITY FUND - CLASS C
FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$11.61	$10.55	$10.33	$11.58	$10.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.04)	0.00(c)	(0.16)	(0.31)
Net realized and unrealized gain (loss)(b)	0.24	1.13	0.26	(0.94)	1.74
Total from investment operations	0.23	1.09	0.26	(1.10)	1.43
DISTRIBUTIONS:
Net investment income	(0.08)	—	—	—	—
Net realized gains	(2.03)	(0.03)	(0.04)	(0.15)	(0.78)
Total distributions	(2.11)	(0.03)	(0.04)	(0.15)	(0.78)
Net asset value, end of year	$9.73	$11.61	$10.55	$10.33	$11.58
Total investment return(d)	1.96%	10.34%	2.43%	(9.80)%	13.46%
Net assets, end of year, in thousands	$450	$676	$1,914	$3,086	$2,786
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	3.67%	3.35%	3.28%	3.57%	4.65%
After expense waiver or recovery	3.35%	3.15%	3.22%	3.26%	3.42%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	3.31%	3.19%	3.05%	2.30%	4.22%
After expense waiver or recovery	2.99%	2.99%	2.99%	2.99%	2.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	(0.44)%	(0.58)%	(0.02)%	(1.83)%	(3.77)%
After expense waiver or recovery	(0.12)%	(0.37)%	0.04%	(1.52)%	(2.54)%
Portfolio turnover rate(e)	1,506%	755%	932%	686%	506%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

97

LOCORR DYNAMIC OPPORTUNITY FUND - CLASS I
FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$12.96	$11.77	$11.54	$12.77	$11.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11	0.08	0.12	(0.06)	(0.20)
Net realized and unrealized gain (loss)(b)	0.27	1.27	0.29	(1.02)	1.89
Total from investment operations	0.38	1.35	0.41	(1.08)	1.69
DISTRIBUTIONS:
Net investment income	(0.22)	(0.13)	(0.14)	—	—
Net realized gains	(2.03)	(0.03)	(0.04)	(0.15)	(0.78)
Total distributions	(2.25)	(0.16)	(0.18)	(0.15)	(0.78)
Net asset value, end of year	$11.09	$12.96	$11.77	$11.54	$12.77
Total investment return	2.93%	11.45%	3.44%	(8.80)%	14.58%
Net assets, end of year, in thousands	$26,320	$47,498	$56,991	$75,415	$17,713
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.67%	2.35%	2.28%	2.57%	3.65%
After expense waiver or recovery	2.35%	2.15%	2.22%	2.26%	2.42%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.31%	2.19%	2.05%	2.30%	3.22%
After expense waiver or recovery	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.56%	0.42%	0.98%	(0.83)%	(2.77)%
After expense waiver or recovery	0.88%	0.63%	1.04%	(0.52)%	(1.54)%
Portfolio turnover rate(c)	1,506%	755%	932%	686%	506%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

98

LOCORR HEDGED CORE FUND - CLASS A
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

	Year Ended December 31, 2025	Period from July 10 (Commencement of operations) through December 31, 2024*(a)
PER SHARE
Net asset value, beginning of period	$9.41	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.17	0.08
Net realized and unrealized gain (loss)(c)	0.07	(0.61)
Total from investment operations	0.24	(0.53)
DISTRIBUTIONS:
Net investment income	(0.18)	(0.06)
Total distributions	(0.18)	(0.06)
Net asset value, end of period	$9.47	$9.41
Total investment return(d)	2.54%	(5.33)%
Net Assets, End of Period, in Thousands	$26,110	$20,227
RATIOS/SUPPLEMENTAL DATA:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.11%	2.61%
After expense waiver or recovery	2.08%	2.08%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.74%	1.15%
After expense waiver or recovery	1.77%	1.68%
Portfolio turnover rate(f)	75%	82%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Commencement date of the Fund was July 10, 2024.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

99

LOCORR HEDGED CORE FUND - CLASS I
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

	Year Ended December 31, 2025	Period from July 10 (Commencement of operations) through December 31, 2024*(a)
PER SHARE
Net asset value, beginning of period	$9.42	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.19	0.09
Net realized and unrealized gain (loss)(c)	0.07	(0.61)
Total from investment operations	0.26	(0.52)
DISTRIBUTIONS:
Net investment income	(0.20)	(0.06)
Total distributions	(0.20)	(0.06)
Net Asset Value, End of Period	$9.48	$9.42
Total investment return(d)	2.79%	(5.29)%
Net Assets, End of Period, in Thousands	$216,744	$150,507
RATIOS/SUPPLEMENTAL DATA:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.86%	2.36%
After expense waiver or recovery	1.83%	1.83%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.99%	1.40%
After expense waiver or recovery	2.02%	1.93%
Portfolio turnover rate(f)	75%	82%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Commencement date of the Fund was July 10, 2024.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

100

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND - CLASS A
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$8.63	$9.61	$10.10	$10.58	$9.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.12	0.13	(0.05)	(0.14)
Net realized and unrealized gain (loss)(b)	0.00(c)	(0.93)	(0.46)	0.66	1.57
Total from investment operations	0.08	(0.81)	(0.33)	0.61	1.43
Distributions From:
Net investment income	(0.18)	(0.17)	(0.16)	(1.09)	(0.74)
Return of capital	—	(0.00) (c)	(0.00) (c)	—	—
Total distributions	(0.18)	(0.17)	(0.16)	(1.09)	(0.74)
Net asset value, end of year	$8.53	$8.63	$9.61	$10.10	$10.58
Total investment return(d)	0.88%	(8.54)%	(3.26)%	5.84%	14.55%
Net assets, end of year, in thousands	$15,205	$19,974	$103,239	$187,553	$35,149
RATIOS/SUPPLEMENTAL DATA:(e)
Ratio of expenses to average net assets:	2.07%	2.00%	1.94%	2.00%(f)	2.08%(f)
Ratio of net investment income (loss) to average net assets:	0.86%	1.27%	1.37%	(0.46)%(f)	(1.31)%(f)
Portfolio turnover rate(g)	49%	109%	64%	90%	66%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)	Includes 0.07% and 0.08% service fees paid for options for the years ended December 31, 2022 and December 31, 2021, respectively.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

101

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND - CLASS C
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$8.16	$9.12	$9.58	$10.08	$9.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	0.05	0.06	(0.13)	(0.21)
Net realized and unrealized gain (loss)(b)	(0.00) (c)	(0.89)	(0.45)	0.63	1.50
Total from investment operations	0.01	(0.84)	(0.39)	0.50	1.29
Distributions From:
Net investment income	(0.15)	(0.12)	(0.07)	(1.00)	(0.68)
Return of capital	—	(0.00) (c)	(0.00) (c)	—	—
Total distributions	(0.15)	(0.12)	(0.07)	(1.00)	(0.68)
Net asset value, end of year	$8.02	$8.16	$9.12	$9.58	$10.08
Total investment return(d)	0.11%	(9.25)%	(4.03)%	5.03%	13.66%
Net assets, end of year, in thousands	$3,697	$5,089	$9,369	$13,384	$11,058
RATIOS/SUPPLEMENTAL DATA:(e)
Ratio of expenses to average net assets:	2.82%	2.75%	2.69%	2.75%(f)	2.83%(f)
Ratio of net investment income (loss) to average net assets:	0.11%	0.52%	0.62%	(1.21)%(f)	(2.06)%(f)
Portfolio turnover rate(g)	49%	109%	64%	90%	66%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)	Includes 0.07% and 0.08% service fees paid for options for the years ended December 31, 2022 and December 31, 2021, respectively.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

102

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND - CLASS I
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$8.72	$9.76	$10.26	$10.72	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	0.15	0.16	(0.02)	(0.11)
Net realized and unrealized gain (loss)(b)	0.00(c)	(0.95)	(0.48)	0.66	1.59
Total from investment operations	0.10	(0.80)	(0.32)	0.64	1.48
Distributions From:
Net investment income	(0.20)	(0.23)	(0.18)	(1.10)	(0.76)
Return of capital	—	(0.01)	(0.00) (c)	—	—
Total distributions	(0.20)	(0.24)	(0.18)	(1.10)	(0.76)
Net asset value, end of year	$8.62	$8.72	$9.76	$10.26	$10.72
Total investment return	1.14%	(8.34)%	(3.07)%	6.06%	14.82%
Net assets, end of year, in thousands	$335,957	$481,656	$806,315	$1,165,464	$852,152
RATIOS/SUPPLEMENTAL DATA:(d)
Ratio of expenses to average net assets:	1.82%	1.75%	1.69%	1.75%(e)	1.83%(e)
Ratio of net investment income (loss) to average net assets:	1.11%	1.52%	1.62%	(0.21)%(e)	(1.06)%(e)
Portfolio turnover rate(f)	49%	109%	64%	90%	66%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(e)	Includes 0.07% and 0.08% service fees paid for options for the years ended December 31, 2022 and December 31, 2021, respectively.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

103

LOCORR MACRO STRATEGIES FUND - CLASS A
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$7.64	$7.38	$8.15	$8.13	$8.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.17	0.20	0.17	(0.01)	(0.10)
Net realized and unrealized gain (loss)(b)	0.02	0.28	(0.72)	1.21	0.09
Total from investment operations	0.19	0.48	(0.55)	1.20	(0.01)
Distributions From:
Net investment income	(0.22)	(0.21)	(0.22)	(0.24)	(0.39)
Net realized gains	—	—	—	(0.94)	—
Return of capital	—	(0.01)	—	—	—
Total distributions	(0.22)	(0.22)	(0.22)	(1.18)	(0.39)
Net asset value, end of year	$7.61	$7.64	$7.38	$8.15	$8.13
Total investment return(c)	2.56%	6.54%	(6.71)%	15.01%	(0.15)%
Net assets, end of year, in thousands	$50,778	$61,449	$70,795	$79,936	$84,981
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:	2.15%	2.13%	2.14%	2.13%	2.15%
Ratio of net investment income (loss) to average net assets:	2.27%	2.53%	2.17%	(0.11)%	(1.10)%
Portfolio turnover rate(d)	62%	90%	74%	76%	75%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

104

LOCORR MACRO STRATEGIES FUND - CLASS C
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$7.19	$6.95	$7.67	$7.72	$8.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11	0.13	0.11	(0.07)	(0.15)
Net realized and unrealized gain (loss)(b)	0.01	0.27	(0.68)	1.14	0.08
Total from investment operations	0.12	0.40	(0.57)	1.07	(0.07)
Distributions From:
Net investment income	(0.19)	(0.16)	(0.15)	(0.18)	(0.32)
Net realized gains	—	—	—	(0.94)	—
Return of capital	—	(0.00) (c)	—	—	—
Total distributions	(0.19)	(0.16)	(0.15)	(1.12)	(0.32)
Net asset value, end of year	$7.12	$7.19	$6.95	$7.67	$7.72
Total investment return(d)	1.74%	5.77%	(7.48)%	14.17%	(0.91)%
Net assets, end of year, in thousands	$21,326	$25,444	$33,146	$51,327	$34,789
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:	2.90%	2.88%	2.89%	2.88%	2.90%
Ratio of net investment income (loss) to average net assets:	1.52%	1.78%	1.42%	(0.86)%	(1.85)%
Portfolio turnover rate(e)	62%	90%	74%	76%	75%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

105

LOCORR MACRO STRATEGIES FUND - CLASS I
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$7.80	$7.54	$8.31	$8.27	$8.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.20	0.22	0.20	0.01	(0.08)
Net realized and unrealized gain (loss)(b)	0.01	0.29	(0.73)	1.23	0.09
Total from investment operations	0.21	0.51	(0.53)	1.24	0.01
Distributions From:
Net investment income	(0.24)	(0.24)	(0.24)	(0.26)	(0.41)
Net realized gains	—	—	—	(0.94)	—
Return of capital	—	(0.01)	—	—	—
Total distributions	(0.24)	(0.25)	(0.24)	(1.20)	(0.41)
Net asset value, end of year	$7.77	$7.80	$7.54	$8.31	$8.27
Total investment return	2.77%	6.70%	(6.58)%	15.40%	0.08%
Net assets, end of year, in thousands	$1,409,575	$1,452,558	$1,388,004	$2,234,445	$1,306,255
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:	1.90%	1.88%	1.89%	1.88%	1.90%
Ratio of net investment income (loss) to average net assets:	2.52%	2.78%	2.42%	0.14%	(0.85)%
Portfolio turnover rate(c)	62%	90%	74%	76%	75%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

106

LOCORR MARKET TREND FUND - CLASS A
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$10.97	$10.89	$12.55	$11.41	$11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.24	0.29	0.26	(0.01)	(0.13)
Net realized and unrealized gain (loss)(b)	0.16	0.32	(1.65)	3.34	0.22
Total from investment operations	0.40	0.61	(1.39)	3.33	0.09
DISTRIBUTIONS:
Net investment income	(0.26)	(0.53)	(0.27)	(0.53)	(0.38)
Net realized gains	—	—	—	(1.66)	—
Total distributions	(0.26)	(0.53)	(0.27)	(2.19)	(0.38)
Net asset value, end of year	$11.11	$10.97	$10.89	$12.55	$11.41
Total investment return(c)	3.72%	5.60%	(11.18)%	29.59%	0.87%
Net assets, end of year, in thousands	$17,958	$20,822	$25,345	$27,903	$15,109
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:	2.06%	2.02%	2.00%	2.00%	2.02%
Ratio of net investment income (loss) to average net assets:	2.25%	2.47%	2.13%	(0.10)%	(1.10)%
Portfolio turnover rate(d)	81%	140%	77%	100%	110%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

107

LOCORR MARKET TREND FUND - CLASS C
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$10.30	$10.36	$11.95	$11.02	$11.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15	0.20	0.16	(0.12)	(0.22)
Net realized and unrealized gain (loss)(b)	0.14	0.31	(1.57)	3.23	0.23
Total from investment operations	0.29	0.51	(1.41)	3.11	0.01
DISTRIBUTIONS:
Net investment income	(0.22)	(0.57)	(0.18)	(0.52)	(0.29)
Net realized gains	—	—	—	(1.66)	—
Total distributions	(0.22)	(0.57)	(0.18)	(2.18)	(0.29)
Net asset value, end of year	$10.37	$10.30	$10.36	$11.95	$11.02
Total investment return(c)	2.85%	4.90%	(11.90)%	28.67%	0.05%
Net assets, end of year, in thousands	$7,437	$12,592	$18,079	$19,569	$10,825
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:	2.81%	2.77%	2.75%	2.75%	2.77%
Ratio of net investment income (loss) to average net assets:	1.50%	1.72%	1.38%	(0.85)%	(1.85)%
Portfolio turnover rate(d)	81%	140%	77%	100%	110%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

108

LOCORR MARKET TREND FUND - CLASS I
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$10.96	$10.94	$12.61	$11.45	$11.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.27	0.32	0.30	0.02	(0.10)
Net realized and unrealized gain (loss)(b)	0.16	0.32	(1.67)	3.36	0.22
Total from investment operations	0.43	0.64	(1.37)	3.38	0.12
DISTRIBUTIONS:
Net investment income	(0.29)	(0.62)	(0.30)	(0.56)	(0.41)
Net realized gains	—	—	—	(1.66)	—
Total distributions	(0.29)	(0.62)	(0.30)	(2.22)	(0.41)
Net asset value, end of year	$11.10	$10.96	$10.94	$12.61	$11.45
Total investment return	3.99%	5.87%	(10.98)%	29.94%	1.04%
Net assets, end of year, in thousands	$260,347	$311,326	$358,668	$457,260	$240,507
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:	1.81%	1.77%	1.75%	1.75%	1.77%
Ratio of net investment income (loss) to average net assets:	2.50%	2.72%	2.38%	0.15%	(0.85)%
Portfolio turnover rate(c)	81%	140%	77%	100%	110%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

109

LOCORR SPECTRUM INCOME FUND - CLASS A
FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$5.39	$5.38	$5.76	$6.98	$6.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.20	0.19	0.17	0.17	0.08
Net realized and unrealized gain (loss)(b)	0.29	0.28	(0.09)	(0.93)	1.21
Total from investment operations	0.49	0.47	0.08	(0.76)	1.29
Distributions From:
Net investment income	(0.31)	(0.34)	(0.24)	(0.17)	(0.28)
Return of capital	(0.15)	(0.12)	(0.22)	(0.29)	(0.18)
Total distributions	(0.46)	(0.46)	(0.46)	(0.46)	(0.46)
Redemption Fees(c)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$5.42	$5.39	$5.38	$5.76	$6.98
Total investment return(d)	9.45%	8.96%	1.70%	(11.31)%	21.33%
Net assets, end of year, in thousands	$18,604	$17,480	$15,350	$15,696	$13,838
RATIOS/SUPPLEMENTAL DATA:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.10%	2.07%	2.02%	2.02%	2.06%
After expense waiver or recovery	2.05%	2.05%	2.03%	2.09%	2.05%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	2.10%	2.07%	2.02%	1.98%	2.06%
After expense waiver or recovery	2.05%	2.05%	2.03%	2.05%	2.05%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	3.64%	3.44%	3.07%	2.63%	1.21%
After expense waiver or recovery	3.69%	3.47%	3.06%	2.56%	1.22%
Portfolio turnover rate(f)	66%	57%	38%	50%	53%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

110

LOCORR SPECTRUM INCOME FUND - CLASS C
FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$5.47	$5.45	$5.83	$7.05	$6.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.16	0.15	0.13	0.12	0.03
Net realized and unrealized gain (loss)(b)	0.31	0.29	(0.09)	(0.92)	1.23
Total from investment operations	0.47	0.44	0.04	(0.80)	1.26
Distributions From:
Net investment income	(0.28)	(0.31)	(0.21)	(0.15)	(0.26)
Return of capital	(0.14)	(0.11)	(0.21)	(0.27)	(0.16)
Total distributions	(0.42)	(0.42)	(0.42)	(0.42)	(0.42)
Redemption Fees(c)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$5.52	$5.47	$5.45	$5.83	$7.05
Total investment return(d)	8.77%	8.12%	0.82%	(11.83)%	20.47%
Net assets, end of year, in thousands	$5,557	$7,606	$10,218	$14,617	$17,777
RATIOS/SUPPLEMENTAL DATA:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.85%	2.82%	2.77%	2.77%	2.81%
After expense waiver or recovery	2.80%	2.80%	2.78%	2.84%	2.80%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	2.85%	2.82%	2.77%	2.73%	2.81%
After expense waiver or recovery	2.80%	2.80%	2.78%	2.80%	2.80%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	2.89%	2.69%	2.32%	1.88%	0.46%
After expense waiver or recovery	2.94%	2.72%	2.31%	1.81%	0.47%
Portfolio turnover rate(f)	66%	57%	38%	50%	53%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

111

LOCORR SPECTRUM INCOME FUND - CLASS I
FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE
Net asset value, beginning of year	$5.36	$5.36	$5.74	$6.95	$6.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.21	0.20	0.18	0.18	0.10
Net realized and unrealized gain (loss)(b)	0.30	0.28	(0.08)	(0.91)	1.20
Total from investment operations	0.51	0.48	0.10	(0.73)	1.30
Distributions From:
Net investment income	(0.32)	(0.35)	(0.25)	(0.18)	(0.29)
Return of capital	(0.16)	(0.13)	(0.23)	(0.30)	(0.19)
Total distributions	(0.48)	(0.48)	(0.48)	(0.48)	(0.48)
Redemption Fees(c)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$5.39	$5.36	$5.36	$5.74	$6.95
Total investment return	9.84%	9.13%	2.02%	(10.99)%	21.53%
Net assets, end of year, in thousands	$45,069	$45,762	$60,282	$86,170	$44,192
RATIOS/SUPPLEMENTAL DATA:(d)
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.85%	1.82%	1.77%	1.77%	1.81%
After expense waiver or recovery	1.80%	1.80%	1.78%	1.84%	1.80%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	1.85%	1.82%	1.77%	1.73%	1.81%
After expense waiver or recovery	1.80%	1.80%	1.78%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	3.89%	3.69%	3.32%	2.88%	1.46%
After expense waiver or recovery	3.94%	3.72%	3.31%	2.81%	1.47%
Portfolio turnover rate(e)	66%	57%	38%	50%	53%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

112

LOCORR STRATEGIC ALLOCATION FUND - CLASS A
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

Period from January 8 (Commencement of operations) through December 31, 2025(a)
PER SHARE
Net asset value, beginning of period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.06
Net realized and unrealized gain (loss)(c)	0.38
Total from investment operations	0.44
DISTRIBUTIONS:
Net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$10.35
Total investment return(d)	4.38%
Net Assets, End of Period, in Thousands	$1,276
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.78%
After expense waiver or recovery	1.84%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	(0.30)%
After expense waiver or recovery	0.64%
Portfolio turnover rate(e)	72%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Commencement date of the Fund was January 8, 2025.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

113

LOCORR STRATEGIC ALLOCATION FUND - CLASS I
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

Period from January 8 (Commencement of operations) through December 31, 2025(a)
PER SHARE
Net asset value, beginning of period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.09
Net realized and unrealized gain (loss)(c)	0.37
Total from investment operations	0.46
DISTRIBUTIONS:
Net investment income	(0.10)
Total distributions	(0.10)
Net asset value, end of period	$10.36
Total investment return	4.61%
Net Assets, End of Period, in Thousands	$65,501
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.53%
After expense waiver or recovery	1.59%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	(0.05)%
After expense waiver or recovery	0.89%
Portfolio turnover rate(d)	72%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Commencement date of the Fund was January 8, 2025.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

114

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025
1. Organization
LoCorr Investment Trust (the “Trust”), an Ohio business trust, was formed on November 15, 2010 and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codiﬁcation (“ASC”) Topic 946, Financial Services- Investment Companies. The LoCorr Dynamic Opportunity Fund, LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, LoCorr Spectrum Income Fund and the LoCorr Strategic Allocation Fund (individually a “Fund” and collectively the “Funds”) are series within the Trust. The Funds are each diversified funds.
The LoCorr Dynamic Opportunity Fund’s primary investment objective is long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.
The LoCorr Hedged Core Fund’s primary investment objective is capital appreciation in rising and falling equity and commodities markets with managing volatility as a secondary objective.
The LoCorr Long/Short Commodities Strategy Fund’s primary investment objective is capital appreciation in rising and falling commodities markets with managing volatility as a secondary objective.
The LoCorr Macro Strategies Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
The LoCorr Market Trend Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
The LoCorr Spectrum Income Fund’s primary investment objective is current income with capital appreciation as a secondary objective.
The LoCorr Strategic Allocation Fund’s primary investment objective is capital appreciation.
Wholly-owned and Controlled Subsidiaries
In order to achieve their investment objectives, the LoCorr Hedged Core Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund each invest up to 25% of their total assets (measured at the time of purchase) in wholly-owned subsidiaries, LCHC Fund Limited (“LCHC”), LCLSCS Fund Limited (“LCLSCS”), LCMFS Fund Limited (“LCMFS”), LCMT Fund Limited (“LCMT”), and LCSA Fund Limited (“LCSA”), respectively; each company is incorporated under the laws of the Cayman Islands. LCHC, LCLSCS, LCMFS, LCMT, and LCSA act as investment vehicles in order to enter into certain investments for the LoCorr Hedged Core Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund, respectively, consistent with their investment objectives and policies speciﬁed in the Prospectuses and Statement of Additional Information.
At December 31, 2025, investments in LCHC, LCLSCS, LCMFS, LCMT, and LCSA represented 10.80%, 22.44%, 1.02%, 2.70%, and 2.41% of the total net assets of LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, and LoCorr Strategic Allocation Fund, respectively.
The consolidated ﬁnancial statements of the LoCorr Hedged Core Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund each include the investment activity and ﬁnancial statements of LCHC, LCLSCS, LCMFS, LCMT, and LCSA, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in its respective subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary. The subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. Each Fund and its subsidiary area “commodity pool” under the U.S. Commodity Exchange Act and LoCorr Fund Management, LLC

115

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
(the “Adviser” or “Management”) is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC- mandated disclosure, reporting and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.
Share Classes
The LoCorr Dynamic Opportunity Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, and LoCorr Spectrum Income Fund all currently offer three classes of shares: Class A, Class C and Class I shares. The LoCorr Hedged Core Fund and LoCorr Strategic Allocation Fund currently offer two classes of shares: Class A and Class I shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00% and Class C shares have a maximum deferred sales charge of 1.00%, (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; (iii) certain other class-speciﬁc expenses will be borne solely by the class to which such expenses are attributable and (iv) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements.
All classes with respect to the LoCorr Spectrum Income Fund are subject to a 2.00% redemption fee on redemptions made within 60 days of the original purchase. As of May 1, 2017, none of the other Funds are subject to a redemption fee.
The following table presents the class-speciﬁc commencement of operations dates for each of the Funds:

Commencement of Operations
	Class A	Class C	Class I
LoCorr Macro Strategies Fund	March 22, 2011	March 24, 2011	March 24, 2011
LoCorr Long/Short Commodities Strategy Fund	January 1, 2012	January 1, 2012	January 1, 2012
LoCorr Dynamic Opportunity Fund	May 10, 2013	May 10, 2013	May 10, 2013
LoCorr Spectrum Income Fund	January 1, 2014	January 1, 2014	January 1, 2014
LoCorr Market Trend Fund	July 1, 2014	July 1, 2014	July 1, 2014
LoCorr Hedged Core Fund	July 10, 2024	N/A	July 10, 2024
LoCorr Strategic Allocation Fund	January 8, 2025	N/A	January 8, 2025

The Funds may issue an unlimited number of shares of beneﬁcial interest, with no par value. All shares of the Funds have equal rights and privileges, except as to class-speciﬁc rights and privileges described above.
2. SIGNIFICANT Accounting Policies
The following is a summary of signiﬁcant accounting policies consistently followed by the Funds in the preparation of the ﬁnancial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
The Funds follow fair valuation accounting standards in accordance with GAAP, which establish a deﬁnition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

116

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Ofﬁcial Closing Price.
The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the New York Stock Exchange. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.
Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.
American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.
Cash and Cash Equivalents
Idle cash may be swept into various overnight demand deposits and is classified as Cash held in interest bearing deposit account on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.
Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies (“BDCs”) and royalty trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reﬂect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. MLPs are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.

117

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversiﬁcation, cost and tax efﬁciency, liquidity, marginability, usability for hedging, the ability to go long and short, and (for some ETFs) the provision of periodic distributions. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETF shares may trade at a premium or discount to NAV per share. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.
The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and ﬁnancial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, conﬁscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.
Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
The fair value of asset backed securities and mortgage-backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage-backed securities are generally categorized in Level 2 of the fair value hierarchy.
Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.
Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

118

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed end investment companies, after their initial public offering, frequently trade at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their NAV. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, options, or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker- dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.
Forward currency contracts represent the purchase or sale of a speciﬁc quantity of a foreign currency at the current or spot price, with delivery and settlement at a speciﬁed future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying ﬁnancial instruments. Forward currency contracts are generally categorized in Level 2.
Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.
The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchased or written options are generally categorized in Level 1 of the fair value hierarchy.
Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures, forward currency and foreign currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.
Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reﬂect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.
Fair value determinations are required for the following securities:
•
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

•	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

119

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
•
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

•
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.
As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.
The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Funds might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies. The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.
The following table summarizes LoCorr Dynamic Opportunity Fund’s investments and securities sold short as of December 31, 2025:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$22,752,045	$—	$—	$22,752,045
Real Estate Investment Trusts	1,519,537	—	—	1,519,537
Total Investments	$24,271,582	$—	$—	$24,271,582
Liabilities:
Securities Sold Short
Common Stocks	$(2,942,439)	$—	$—	$(2,942,439)
Real Estate Investment Trusts	(978,888)	—	—	(978,888)
Total Securities Sold Short	$(3,921,327)	$—	$—	$(3,921,327)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.
The LoCorr Dynamic Opportunity Fund did not hold any Level 3 assets during the period.

120

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
The following table summarizes LoCorr Hedged Core Fund’s consolidated investments, other financial instruments and swap contracts as of December 31, 2025:

Security Classification	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Assets:
Investments
U.S. Treasury Securities	$—	$80,864,918	$—	$—	$80,864,918
Corporate Bonds	—	47,148,016	—	—	47,148,016
Mortgage-Backed Securities	—	28,243,388	—	—	28,243,388
Asset-Backed Securities	—	20,737,046	—	—	20,737,046
Commodity Pools	—	—	—	20,652,716	20,652,716
U.S. Government Agency Issues	—	14,777,606	—	—	14,777,606
Total Investments	$—	$191,770,974	$—	$20,652,716	$212,423,690
Other Financial Instruments*
Futures Contracts	$1,274,141	$—	$—	$—	$1,274,141
Forwards	—	638,425	—	—	638,425
Total Other Financial Instruments	$1,274,141	$638,425	$—	$—	$1,912,566
Liabilities:
Other Financial Instruments*
Long Total Return Swap Contracts	$—	$(4,596,775)	$—	$—	$(4,596,775)
Futures Contracts	(590,735)	—	—	—	(590,735)
Forwards	—	(448,625)	—	—	(448,625)
Total Other Financial Instruments	$(590,735)	$(5,045,400)	$—	$—	$(5,636,135)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s investment in other financial instruments represents the net unrealized depreciation at December 31, 2025.
The LoCorr Hedged Core Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of December 31, 2025:

Security Classification	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Assets:
Investments
U.S. Treasury Securities	$—	$120,471,146	$—	$—	$120,471,146
Corporate Bonds	—	64,334,953	—	—	64,334,953
Commodity Pools	—	—	—	50,350,449	50,350,449
Mortgage-Backed Securities	—	39,073,387	—	—	39,073,387
Asset-Backed Securities	—	28,347,500	—	—	28,347,500
U.S. Government Agency Issues	—	9,217,631	—	—	9,217,631
Total Investments	$—	$261,444,617	$—	$50,350,449	$311,795,066

121

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)

Security Classification	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Swap Contracts*
Long Total Return Swap Contracts	$—	$2,686,719	$—	$—	$2,686,719
Total Swap Contracts	$—	$2,686,719	$—	$—	$2,686,719

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at December 31, 2025.
The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of December 31, 2025:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
U.S. Treasury Securities	$—	$576,497,727	$—	$576,497,727
Corporate Bonds	—	308,788,227	—	308,788,227
Mortgage-Backed Securities	—	176,229,388	—	176,229,388
Asset-Backed Securities	—	140,345,305	—	140,345,305
U.S. Government Agency Issues	—	106,538,175	—	106,538,175
Total Investments	$—	$1,308,398,822	$—	$1,308,398,822
Other Financial Instruments*
Futures Contracts	$15,395,182	$—	$—	$15,395,182
Forwards	—	7,638,095	—	7,638,095
Total Other Financial Instruments	$15,395,182	$7,638,095	$—	$23,033,277
Liabilities:
Other Financial Instruments*
Futures Contracts	$(6,529,691)	$—	$—	$(6,529,691)
Forwards	—	(5,397,584)	—	(5,397,584)
Total Other Financial Instruments	$(6,529,691)	$(5,397,584)	$—	$(11,927,275)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at December 31, 2025.
The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of December 31, 2025:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
U.S. Treasury Securities	$—	$100,126,561	$—	$100,126,561
Corporate Bonds	—	56,244,176	—	56,244,176
Mortgage-Backed Securities	—	32,498,259	—	32,498,259
Asset-Backed Securities	—	26,168,994	—	26,168,994
U.S. Government Agency Issues	—	11,314,985	—	11,314,985
Total Investments	$—	$226,352,975	$—	$226,352,975

122

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)

Security Classification	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$7,351,263	$—	$—	$7,351,263
Forwards	—	1,214,912	—	1,214,912
Total Other Financial Instruments	$7,351,263	$1,214,912	$—	$8,566,175
Liabilities:
Other Financial Instruments*
Futures Contracts	$(2,335,171)	$—	$—	$(2,335,171)
Forwards	—	(450,459)	—	(450,459)
Total Other Financial Instruments	$(2,335,171)	$(450,459)	$—	$(2,785,630)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at December 31, 2025.
The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Spectrum Income Fund’s investments as of December 31, 2025:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$19,391,416	$—	$—	$19,391,416
Master Limited Partnerships	15,385,174	—	—	15,385,174
Real Estate Investment Trusts	14,173,958	—	—	14,173,958
Closed-End Funds	8,251,124	—	—	8,251,124
Business Development Companies	7,219,538	—	—	7,219,538
Preferred Stocks	647,024	—	—	647,024
Royalty Trusts	627,267	—	—	627,267
Total Investments	$65,695,501	$—	$—	$65,695,501
Liabilities:
Written Option
Written Call Options	$(174,812)	$—	$—	$(174,812)
Total Written Option	$(174,812)	$—	$—	$(174,812)

See the Fund’s schedule of investments for detail by industry classification.
The LoCorr Spectrum Income Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Strategic Allocation Fund’s consolidated investments and other financial instruments as of December 31, 2025:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$29,699,530	$—	$—	$29,699,530
Total Investments	$29,699,530	$—	$—	$29,699,530
Other Financial Instruments*
Futures Contracts	$1,368,229	$—	$—	$1,368,229
Forwards	—	186,299	—	186,299
Total Other Financial Instruments	$1,368,229	$186,299	$—	$1,554,528

123

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)

Security Classification	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments*
Futures Contracts	$(1,097,591)	$—	$—	$(1,097,591)
Forwards	—	(70,242)	—	(70,242)
Total Other Financial Instruments	$(1,097,591)	$(70,242)	$—	$(1,167,833)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at December 31, 2025.
The LoCorr Strategic Allocation Fund did not hold any Level 3 assets during the period.
Allocation of Income and Expenses
Net investment income, other than class speciﬁc expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses associated with a speciﬁc Fund in the Trust are charged to that Fund. Common expenses are typically allocated based upon the relative net assets of each Fund, or by other equitable means.
Deposits with Broker
Forward Currency and Futures Contracts
When trading derivative instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk. At December 31, 2025, the LoCorr Hedged Core Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund and the LoCorr Strategic Allocation Fund pledged cash and cash equivalents, deﬁned as short-term, highly liquid investments that are readily convertible to known amounts of cash at U.S. Bank, N.A. (“U.S. Bank”) to Bank of America Merrill Lynch and Deutsche Bank for each Fund’s investment in forward currency contracts. See the Funds’ consolidated statements of assets and liabilities for these amounts.
Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be signiﬁcantly modiﬁed from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
At December 31, 2025, the LoCorr Hedged Core Fund and LCHC, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCHC pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At December 31, 2025, the LoCorr Macro Strategies Fund and LCMFS, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCMFS pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At December 31, 2025, the LoCorr Market Trend Fund and LCMT, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and

124

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
liabilities. In addition, LCMT pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At December 31, 2025, the LoCorr Strategic Allocation Fund and LCSA, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCSA pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
These subsequent payments, called “variation margin,” to and from the futures broker (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), are made on a daily basis as the price of the underlying assets ﬂuctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. At period end, the unrealized appreciation and depreciation on LME futures contracts is shown as receivable for unsettled open futures contracts and payable for unsettled open futures contracts, respectively, on the Funds’ consolidated statements of assets and liabilities. The Funds expect to earn interest income on any margin deposits, which is disclosed as broker interest income on the Funds’ consolidated statements of operations.
Securities Sold Short
At December 31, 2025, the LoCorr Dynamic Opportunity Fund pledged cash with U.S. Bank as collateral for securities sold short. See the Fund’s statement of assets and liabilities for amounts.
Swap Contracts
LCHC and LCLSCS each have a substantial portion of their assets on deposit with Deutsche Bank in connection with their trading of swap contracts. These assets are partially restricted due to deposit requirements. As of December 31, 2025, the LoCorr Hedged Core Fund and the LoCorr Long/Short Commodities Strategy Fund held cash and cash equivalents on deposit with Deutsche Bank, which are presented on the consolidated statements of assets and liabilities as deposits with broker for swap contracts. In addition, each Fund pledged a portion of its deposit account as collateral for its swap contract; the fair value of the amounts pledged is disclosed in the consolidated schedule of investments. Risks associated with these arrangements include the possibility that the counterparty may be unable to meet the terms of its contracts, and such risks may increase if the counterparty’s financial condition deteriorates.
Options
At December 31, 2025, the LoCorr Spectrum Income Fund had cash on deposit with Pershing, LLC for options contracts which is presented on the Fund’s statement of assets and liabilities. In addition, the LoCorr Spectrum Income Fund pledged securities as collateral for options. See the Fund’s consolidated schedule of investments for the fair value of securities pledged as collateral.
Distributable Earnings and Investment Transactions
Net investment income and net realized gains (losses) may differ for ﬁnancial reporting and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent; reclassiﬁcations are made to the appropriate equity accounts in the period that the difference arises. Realized gains and losses from securities transactions are calculated on the identified cost basis.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassiﬁed between ﬁnancial and tax reporting. These reclassiﬁcations have no effect on net assets or NAV per share. See Note 7.

125

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
Distributions from Earnings
Shareholder transactions are recorded on trade date. Dividends from net investment income are declared and paid at least annually by the Funds. Distribution of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the periods from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to the difference in the recognition of income, expense and gain items for ﬁnancial statement and tax purposes.
During the year ended December 31, 2025, dividends for the LoCorr Spectrum Income Fund were distributed monthly. The estimated characterization of the distributions paid ill be an ordinary dividend, qualiﬁed dividend or return of capital.
This estimate is based on the Fund’s operating results during the period. It is anticipated that a signiﬁcant portion of the distributions of the Fund’s investments in MLP and certain investments in REITs and royalty trusts will be comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period is not determined until after the end of the ﬁscal year.
The tax character of distributions paid during the periods was as follows:

	Tax Year Ended December 31, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Dynamic Opportunity Fund	$5,185,160	$—	$—
LoCorr Spectrum Income Fund	4,189,014	—	2,050,110

Tax Year Ended September 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Hedged Core Fund	$—	$—	$—
LoCorr Long/Short Commodities Strategy Fund	—	—	—
LoCorr Macro Strategies Fund	—	—	—
LoCorr Market Trend Fund	—	—	—
LoCorr Strategic Allocation Fund	—	—	—

	Tax Year Ended December 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Dynamic Opportunity Fund	$600,766	$—	$—
LoCorr Hedged Core Fund	916,935	—	—
LoCorr Long/Short Commodities Strategy Fund	14,531,971	—	314,913
LoCorr Macro Strategies Fund	47,036,295	—	1,296,342
LoCorr Market Trend Fund	19,962,056	—	—
LoCorr Spectrum Income Fund	4,487,329	—	1,670,800

Federal Income Taxes
The Funds intend to qualify as regulated investment companies pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds intend to distribute substantially all of their investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.
As of and during the tax years ended September 30, 2025 and December 31, 2025, the Funds did not have any tax positions that did not meet the “more- likely-than-not” threshold of being sustained by applicable tax authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax beneﬁts on uncertain tax positions as interest or other expense in the statements of operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties.

126

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
For tax purposes, LCHC, LCLSCS, LCMFS, LCMT, and LCSA are exempted Cayman Islands investment companies. LCHC, LCLSCS, LCMFS, LCMT, and LCSA have each received an undertaking from the Government of the Cayman Islands exempting them from all local income, proﬁts, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LCHC, LCLSCS, LCMFS, LCMT, and LCSA are controlled foreign corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and proﬁts, will be included each year in the respective Funds’ investment company taxable income.
Foreign Securities and Currency
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the ﬂuctuations arising from changes in market prices of securities held. Such ﬂuctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Forward Currency Contracts
Gains or losses are realized when foreign currency contracts are liquidated. Any change in net unrealized gain or loss is reported in the statements of operations.
Futures Contracts
A futures contract provides for the future sale by one party and purchase by another party of a speciﬁed amount of a speciﬁc ﬁnancial instrument (e.g., units of a stock index) for a speciﬁed price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained.
Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract.
Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Gains or losses are realized when contracts are liquidated.
The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract. Any change in net unrealized gain or loss is reported in the statements of operations.
Indemniﬁcations
In the normal course of business, the Funds enter into contracts that contain general indemniﬁcations to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

127

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
Market and Credit Risks
The Funds may engage in the speculative trading of U.S. and foreign futures, forward currency and swap contracts (collectively, “derivatives”). The Funds are exposed to both market risk, which is the risk arising from changes in the fair value of the contracts and credit risk, which is the risk of failure by another party to perform according to the terms of a contract.
Purchase and sale of futures contracts requires margin deposits with the broker. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires a broker to segregate all customer transactions and assets from such broker’s proprietary activities. A customer’s cash and other property (for example, U.S. government securities) deposited with a broker are considered commingled with all other customer funds subject to the broker’s segregation requirements. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.
For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Funds are exposed to a market risk equal to the notional contract value of swap, futures and forward currency contracts purchased and unlimited liability on such contracts sold short.
The Funds also engage in investing its assets in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions.
The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that they will, in fact, succeed in doing so.
New Accounting Pronouncements and/or SEC Regulatory Updates
The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by the jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to not be significant.
Options on Securities
The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater ﬂuctuation than an investment in the underlying instruments themselves.
A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.
A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a proﬁt on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the

128

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.
If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Security Transactions and Investment Income
Security transactions are recorded on trade date. Generally, realized gains and losses on sales of investments are calculated on the speciﬁcally identiﬁed cost basis of the securities.
Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Distributions received from the investments in MLP interests, REITs, private investments, closed end funds, business development companies and royalty trusts generally are comprised of ordinary income, capital gains and return of capital. Distributions from commodity pools are recorded on the effective date, based on the character determined by the underlying commodity pool. For ﬁnancial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT, private investment, closed end fund, business development company or royalty trust and other industry sources. These estimates may subsequently be revised based on information received from the MLP, REIT, private investment, closed end fund, business development company or royalty trust after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the ﬁscal year end of the Funds. The distributions received from the MLP, REIT, private investment, closed-end fund, business development company and royalty trust securities that have been classiﬁed as income and capital gains are included in investment income and net realized gain (loss) on investments, respectively, on the statements of operations. The distributions received that are classiﬁed as return of capital reduce the cost of investments on the statements of assets and liabilities.
Interest income and expense is recognized on the accrual basis. Market discounts, premiums and original issue discounts on ﬁxed-income securities are amortized daily over the expected life of the security using the effective yield method.
Short Sales
The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold

129

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
short and the securities being hedged. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the statements of operations.
In addition, the Funds are required to pay the lender any dividends declared on short positions. Dividends declared on open short positions are recorded on ex-date and shown as an expense for ﬁnancial reporting purposes. To borrow the security, the Funds also may be required to pay fees, which are shown as an expense for ﬁnancial reporting purposes. A Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these broker charges on a net basis as broker interest income or interest expense on the Funds’ statements of operations.
To the extent the Funds sell securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current fair value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Funds contemporaneously own or have the right to obtain at no added cost, securities identical to those sold short. Short sales are collateralized by cash deposits with the counterparty broker and pledged securities held at the custodian, U.S. Bank. The collateral required is determined daily by reference to the fair value of the short positions.
Total Return Swap Contracts
The Funds may enter into total return swap agreements. A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying portfolios of futures contracts, forward currency contracts and foreign currencies (considered the “index” within each total return swap contract) between counterparties. The “notional amount” of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the consolidated statements of operations based on the value of the index on which the total return swap is referenced, as deﬁned within the total return swap agreement between the counterparties. The composition of the index may vary based on how the underlying portfolio of futures contracts, forward currency contracts and foreign currencies is traded. A Fund’s obligation under total return swap agreement, including any related fees, offset against amounts owed to the Fund in the case of positive performance, will be covered by designating liquid assets on the Fund’s books and records (see the consolidated statement of assets and liabilities for deposits with broker for derivative instruments). Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the consolidated statements of operations. Changes in notional value and any cash holding adjustments, which represent voluntary realizations by a Fund of swap value at any point in time, are also presented as net realized gain or loss on swap contracts on the consolidated statements of operations. Further, any cash holding adjustments realized by a Fund are subject to interest charges, which are recorded as part of unrealized gain/loss on the consolidated statements of operations. A corresponding asset or liability for “advance receipt on swap contracts” or “advance payment on swap contracts,” respectively, is recorded on the consolidated statements of assets and liabilities for the gain or loss realized on changes in notional value. Total return swaps outstanding at period end, if any, are listed after the Funds’ consolidated schedules of investments.
Use of Estimates
The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported revenues and expenses during the reporting period. Actual results could differ from those estimates.
Warrants
The Funds may invest in warrants. Warrants are options to purchase common stock at a speciﬁc price (usually at a premium above the market value of the optioned common stock at issuance) valid for a speciﬁc period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of

130

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
3. Derivative and Other Financial Instruments
The Funds may invest in derivatives such as futures, forward currency, options, and swap contracts, in order to hedge against market movements while liquidating certain positions and buying other securities or as substitutes for securities, as well as for speculative purposes to gain exposure to such market movements.
The Funds’ market risk related to their derivatives trading is inﬂuenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, weather, supply and demand of commodities, the market value of futures and forward currency contracts, the diversiﬁcation effects among the Funds’ open positions and the liquidity of the markets in which they trade.
The following are the primary trading risk exposures by market sector of the Funds as encompassed in the total return swap contracts:
Agricultural. (grains, livestock and softs). The Funds’ primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions.
Currencies. Exchange rate risk is a principal market exposure of the Funds. The Funds’ currency exposure is to exchange rate ﬂuctuations, primarily ﬂuctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The ﬂuctuations are inﬂuenced by interest rate changes as well as political and general economic conditions. The Funds trade in a large number of currencies including cross-rates– e.g., positions between two currencies other than the U.S. dollar.
Energy. The Funds’ primary energy market exposure is to gas and oil price movements, often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial proﬁts and losses have been and are expected to continue to be experienced in this market.
Interest Rates. Interest rate movements directly affect the price of the sovereign bond futures positions held by the Funds and indirectly the value of its stock index currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Funds’ proﬁtability. The Funds’ primary interest rate exposure is to interest rate ﬂuctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the United States and the Eurozone. However, the Funds also may take positions in futures contracts on the government debt of other nations. The Funds anticipate that interest rates in these industrialized countries or areas, both long-term and short-term, will remain a primary market exposure of the Funds for the foreseeable future.
Metals. The Funds’ metals market exposure is to ﬂuctuations in the price of aluminum, copper, gold, lead, nickel, palladium, tin, silver and zinc.
Stock Index. The Funds’ equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.
The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.
At December 31, 2025, the LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund held derivative and other

131

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
financial instruments which are not subject to a master netting arrangement. The following table presents derivative financial instruments that are subject to enforceable netting agreements, collateral agreements, or other similar agreements as of the reporting date.
LoCorr Hedged Core Fund - December 31, 2025

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$638,425	$—	$638,425	$—	$—	$638,425
Total	$638,425	$—	$638,425	$—	$—	$638,425

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$448,625	$—	$448,625	$—	$(448,625)	$—
Swap Contracts*	4,596,775	—	4,596,775	—	(4,596,775)	—
Total	$5,045,400	$—	$5,045,400	$—	$(5,045,400)	$—

*	Includes $0 of advance receipt on swap contracts.
LoCorr Long/Short Commodities Strategy Fund - December 31, 2025

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & iabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Swap Contracts*	$28,784,105	$—	$28,784,105	$—	$—	$28,784,105
Total	$28,784,105	$—	$28,784,105	$—	$—	$28,784,105

*	Includes $26,097,386 of advance receipt on swap contracts.

132

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
LoCorr Macro Strategies Fund - December 31, 2025

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$7,638,095	$—	$7,638,095	$—	$—	$7,638,095
Total	$7,638,095	$—	$7,638,095	$—	$—	$7,638,095

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$5,397,584	$—	$5,397,584	$—	$(5,397,584)	$—
Total	$5,397,584	$—	$5,397,584	$—	$(5,397,584)	$—

LoCorr Market Trend Fund - December 31, 2025

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$1,214,912	$—	$1,214,912	$—	$—	$1,214,912
Total	$1,214,912	$—	$1,214,912	$—	$—	$1,214,912

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$450,459	$—	$450,459	$—	$(450,459)	$—
Total	$450,459	$—	$450,459	$—	$(450,459)	$—

133

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
LoCorr Strategic Allocation Fund - December 31, 2025

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$186,299	$—	$186,299	$—	$—	$186,299
Total	$186,299	$—	$186,299	$—	$—	$186,299

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$70,242	$—	$70,242	$—	$(70,242)	$—
Total	$70,242	$—	$70,242	$—	$(70,242)	$—

(a)	Reflects the current day variation margin and unsettled open futures contracts as separately reported within the Fund’s consolidated statement of assets and liabilities.
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of assets and liabilities and consolidated statements of operations. Fair value of swap contracts are recorded in the consolidated statements of assets and liabilities as net unrealized appreciation on swap contracts or net unrealized depreciation on swap contracts.
Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the consolidated statements of operations.

134

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
The following table presents the fair value of consolidated derivative instruments for the LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund and LoCorr Strategic Allocation Fund as of December 31, 2025 as presented on each Fund’s consolidated statements of assets and liabilities:

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
LoCorr Hedged Core Fund
Forward Currency Contracts(a)
Long	$542,670	$137,165	$405,505
Short	95,755	311,460	(215,705)
Total Forward Currency Contracts	638,425	448,625	189,800
Futures Contracts(b)
Long Contracts
Commodity	719,327	86,325	633,002
Equity	252,728	168,805	83,923
Foreign exchange	3,058	19,925	(16,867)
Interest rate	34,382	127,412	(93,030)
Total Long Contracts	1,009,495	402,467	607,028
Short Contracts
Commodity	154,379	147,281	7,098
Equity	1,017	3,060	(2,043)
Foreign exchange	6,029	2,428	3,601
Interest rate	103,221	35,499	67,722
Total Short Contracts	264,646	188,268	76,378
Total Futures Contracts	1,274,141	590,735	683,406
Total Forward Currency Contracts and Futures Contracts	$1,912,566	$1,039,360	$873,206
Long Total Return Swap Contracts
LoCorr Commodities Index	$—	$4,596,775	$(4,596,775)
LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$2,686,719	$—	$2,686,719
LoCorr Macro Strategies Fund
Forward Currency Contracts(a)
Long	6,499,265	1,648,831	4,850,434
Short	1,138,830	3,748,753	(2,609,923)
Total Forward Currency Contracts	7,638,095	5,397,584	2,240,511
Futures Contracts(b)
Long Contracts
Commodity	8,877,559	1,100,841	7,776,718
Equity	3,201,754	1,913,451	1,288,303
Foreign exchange	30,871	413,597	(382,726)
Interest rate	393,348	1,195,610	(802,262)
Total Long Contracts	12,503,532	4,623,499	7,880,033

135

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
Short Contracts
Commodity	$1,659,184	$1,416,845	$242,339
Equity	36,951	30,110	6,841
Foreign exchange	62,986	17,501	45,485
Interest rate	1,132,529	441,736	690,793
Total Short Contracts	2,891,650	1,906,192	985,458
Total Futures Contracts	15,395,182	6,529,691	8,865,491
Total Forward Currency Contracts and Futures Contracts	$23,033,277	$11,927,275	$11,106,002
LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	880,307	94,122	786,185
Short	334,605	356,337	(21,732)
Total Forward Currency Contracts	1,214,912	450,459	764,453
Futures Contracts(b)
Long Contracts
Commodity	4,473,935	440,548	4,033,387
Equity	1,387,372	807,804	579,568
Foreign exchange	969	—	969
Interest rate	146,379	696,418	(550,039)
Total Long Contracts	6,008,655	1,944,770	4,063,885
Short Contracts
Commodity	712,985	331,704	381,281
Interest rate	629,623	58,697	570,926
Total Short Contracts	1,342,608	390,401	952,207
Total Futures Contracts	7,351,263	2,335,171	5,016,092
Total Forward Currency Contracts and Futures Contracts	$8,566,175	$2,785,630	$5,780,545
LoCorr Spectrum Income Fund
Options
Written Options	$—	$174,812	$(174,812)
Total Options	$—	$174,812	$(174,812)
LoCorr Strategic Allocation Fund
Forward Currency Contracts(a)
Long	170,880	23,534	147,346
Short	15,419	46,708	(31,289)
Total Forward Currency Contracts	186,299	70,242	116,057
Futures Contracts(b)
Long Contracts
Commodity	930,674	48,165	882,509
Equity	176,946	54,960	121,986
Foreign exchange	42,298	7,418	34,880
Interest rate	2,420	16,734	(14,314)
Total Long Contracts	1,152,338	127,277	1,025,061

136

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
Short Contracts
Commodity	$96,679	$781,403	$(684,724)
Equity	4,069	3,873	196
Foreign exchange	41,595	164,241	(122,646)
Interest rate	73,548	20,797	52,751
Total Short Contracts	215,891	970,314	(754,423)
Total Futures Contracts	1,368,229	1,097,591	270,638
Total Forward Currency Contracts and Futures Contracts	$1,554,528	$1,167,833	$386,695

(a)
Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund’s consolidated statement of assets and liabilities.

(b)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s consolidated schedule of open futures contracts. Only the current day variation margin and unsettled open futures contracts is separately reported within the Fund’s consolidated statement of assets and liabilities.

The following table presents the results of the derivative trading and information related to volume for the year ended December 31, 2025. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in each Fund’s consolidated and non-consolidated statement of operations.

	Gain (Loss) from Trading
Fund and Type of Derivative Instrument	Net Realized	Net Change in Unrealized
LoCorr Hedged Core Fund
Forward Currency Contracts	$(382,112)	$(558,753)
Futures Contracts
Commodity	1,263,612	613,409
Equity	3,704,838	440,083
Foreign exchange	(773,908)	(50,898)
Interest rate	(4,285,137)	(231,550)
Total Futures Contracts	(90,595)	771,044
Total Forward Currency Contracts and Futures Contracts	$(472,707)	$212,291
Swap Contracts	$—	$(2,460,566)
LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$4,417,230	$(14,185,596)
LoCorr Macro Strategies Fund
Forward Currency Contracts	$(6,514,787)	$(12,252,590)
Futures Contracts
Commodity	14,300,994	5,097,593
Equity	47,897,754	8,077,295
Foreign exchange	(8,917,399)	(1,005,073)
Interest rate	(59,662,052)	(3,948,435)
Total Futures Contracts	(6,380,703)	8,221,380
Total Forward Currency Contracts and Futures Contracts	$(12,895,490)	$(4,031,210)

137

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)

	Gain (Loss) from Trading
Fund and Type of Derivative Instrument	Net Realized	Net Change in Unrealized
LoCorr Market Trend Fund
Forward Currency Contracts	$(3,953,530)	$(7,141,084)
Futures Contracts
Commodity	5,866,718	3,464,047
Equity	10,197,997	5,059,739
Foreign exchange	(211,397)	(179,547)
Interest rate	(16,436,357)	(2,860,456)
Total Futures Contracts	(583,039)	5,483,783
Total Forward Currency Contracts and Futures Contracts	$(4,536,569)	$(1,657,301)
LoCorr Spectrum Income Fund
Options
Written Options(a)	1,885,789	28,631
Total Options	$1,885,789	$28,631
LoCorr Strategic Allocation Fund
Forward Currency Contracts	$(22,682)	$116,057
Futures Contracts
Commodity	335,863	197,785
Equity	1,045,660	122,182
Foreign exchange	(1,096,655)	(87,766)
Interest rate	(811,108)	38,437
Total Futures Contracts	(526,240)	270,638
Total Forward Currency Contracts and Futures Contracts	$(548,922)	$386,695

(a)	Purchased options are included within net realized gain (loss) on investments and net change in unrealized appreciation/depreciation on investments.
The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the year ended December 31, 2025 were:

	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Hedged Core Fund
Forward Currency Contracts	$75,529,717	$80,516,554
Futures Contracts	194,402,387	113,182,374
Swap Contracts	44,043,456	—
LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$113,703,531	$—
LoCorr Macro Strategies Fund
Forward Currency Contracts	$1,039,924,917	$1,138,335,643
Futures Contracts	2,602,214,650	1,581,788,875
LoCorr Market Trend Fund
Forward Currency Contracts	$259,335,355	$306,694,503
Futures Contracts	915,161,007	465,569,779

138

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)

	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Spectrum Income Fund
Options(a)	$34,420,000	$6,013,685
LoCorr Strategic Allocation Fund
Forward Currency Contracts	$20,526,319	$18,229,152
Futures Contracts	66,772,401	56,248,279

(a)	Represents an average of each month the Fund held purchased or written options.
The swap contracts and the commodity-related futures contracts reported in the tables in Note 3 represent balances and activity of each Fund’s respective wholly-owned and controlled subsidiary. See Note 2.
Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.
4. Investment Transactions
The cost of security purchases and proceeds from security sales, excluding short-term investments, derivative instruments, short sales and purchases to cover short sales, for the year ended December 31, 2025, were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
LoCorr Dynamic Opportunity Fund	$—	$—	$392,113,097	$404,803,053
LoCorr Hedged Core Fund	142,474,440	90,878,969	123,581,934	40,635,265
LoCorr Long/Short Commodities Strategy Fund	112,093,507	121,555,729	85,661,140	222,862,024
LoCorr Macro Strategies Fund	458,396,994	507,859,037	371,851,001	416,029,193
LoCorr Market Trend Fund	137,245,871	154,961,187	66,933,936	111,658,950
LoCorr Spectrum Income Fund	—	—	45,515,069	48,446,503
LoCorr Strategic Allocation Fund	—	—	40,247,170	13,546,154

5. Management Fees and Other Transactions with Affiliates
Management Agreement
The Trust has a Management Agreement with the Adviser, with whom certain ofﬁcers and Trustees of the Funds are afﬁliated, to furnish investment advisory services to the Funds. Pursuant to the Management Agreement, the Adviser is entitled to receive a fee, paid monthly, as follows:

Fund	Annual Advisory Fee as a Percentage of the Average Daily Net Assets of the Fund
LoCorr Dynamic Opportunity Fund	1.50%
LoCorr Hedged Core Fund	1.45%
LoCorr Macro Strategies Fund	1.65%
LoCorr Market Trend Fund	1.50%
LoCorr Spectrum Income Fund	1.30%
LoCorr Strategic Allocation Fund	1.24%

Pursuant to the Management Agreement, the Adviser is entitled to receive a fee, paid monthly, in accordance with the Incremental Advisory Fee schedule below based on the LoCorr Long/Short Commodities Strategy Fund’s average daily net assets.

Net Assets for the LoCorr Long/Short Commodities Strategy Fund	Incremental Advisory Fee*
$0.0 - $0.5 billion	1.50%
$0.5 - $1.0 billion	1.40%
$1.0 - $1.5 billion	1.30%

139

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)

Net Assets for the LoCorr Long/Short Commodities Strategy Fund	Incremental Advisory Fee*
$1.5 - $2.0 billion	1.20%
$2.0 - $2.5 billion	1.10%
Over $2.5 billion	1.00%

*
Incremental advisory fee represents the fees paid on net assets at the related net asset level. For example, with $3 billion in net assets in the Fund, the Adviser would earn 1.50% on the ﬁrst $500 million, plus 1.40% on the next $500 million, plus 1.30% on the next $500 million, plus 1.20% on the next $500 million, plus 1.10% on the next $500 million, plus 1.00% on the ﬁnal $500 million.

As of and for the year ended December 31, 2025, the Funds reported the following in regards to management fees:

Fund	Management Fees For the Year Ended December 31, 2025	Accrued Net Management Fees as of December 31, 2025
LoCorr Dynamic Opportunity Fund	$612,616	$23,623
LoCorr Hedged Core Fund	3,248,662	270,096
LoCorr Long/Short Commodities Strategy Fund	6,982,808	481,529
LoCorr Macro Strategies Fund	25,649,201	2,094,904
LoCorr Market Trend Fund	4,639,257	362,085
LoCorr Spectrum Income Fund	939,154	68,305
LoCorr Strategic Allocation Fund	449,051	76,110

Sub-Advisory Agreements
Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub- advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of each Fund’s average daily net assets which they have been allocated to manage.

LoCorr Dynamic Opportunity Fund:
Kettle Hill Capital Management, LLC
LoCorr Hedged Core Fund:
Graham Capital Management, L.P.
Millburn Ridgefield Corporation
Nuveen Asset Management, LLC
Revolution Capital Management LLC
R.G. Niederhoffer Capital Management
LoCorr Long/Short Commodities Strategy Fund:
Nuveen Asset Management, LLC
LoCorr Macro Strategies Fund:
Graham Capital Management, L.P.
Millburn Ridgefield Corporation
Nuveen Asset Management, LLC
Revolution Capital Management, LLC
R.G. Niederhoffer Capital Management

LoCorr Market Trend Fund:
Graham Capital Management, L.P.
Nuveen Asset Management, LLC
LoCorr Spectrum Income Fund:
Bramshill Investments, LLC
LoCorr Strategic Allocation Fund:
Crabel Capital Management, LLC
P/E Global, LLC
DG Partners LLP
Parametric Portfolio Associates, LLC

The Adviser is solely responsible for the payment of the sub-adviser’s fees, and the sub-adviser agrees not to seek payment of its fees from the Trust or the Funds.

140

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
Expense Limitation Agreement
The Funds’ Adviser has contractually agreed to waive management fees and/or reimburse the Funds for expenses they incur, but only to the extent necessary to maintain the Funds’ total annual operating expenses after fee waiver and/or reimbursement (excluding any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) at the percentages listed below:

Fund	Expense Limit as a Percentage of the Average Daily Net Assets of the Fund	Effective Period Through
LoCorr Dynamic Opportunity Fund	1.99%	April 30, 2026
LoCorr Hedged Core Fund	1.83%	April 30, 2026
LoCorr Long/Short Commodities Strategy Fund	1.95%	April 30, 2026
LoCorr Macro Strategies Fund	1.99%	April 30, 2026
LoCorr Market Trend Fund	1.95%	April 30, 2026
LoCorr Spectrum Income Fund	1.80%	April 30, 2026
LoCorr Strategic Allocation Fund	1.59%	April 30, 2026

Any waiver or reimbursement is subject to repayment by the respective Fund within the three ﬁscal years following the ﬁscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the expense limitation at the time of the waiver and the repayment is approved by the Board.
The total amounts of management fees waived and/or expenses reimbursed which are subject to recovery, and their related expiration date are as follows:
LoCorr Dynamic Opportunity Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Year Ended December 31, 2025
Year Ended December 31, 2025	$(130,723)	$—	$(130,723)	2028
Year Ended December 31, 2024	(110,435)	—	(110,435)	2027
Year Ended December 31, 2023	(50,998)	—	(50,998)	2026
Total	$(292,156)	$—	$(292,156)

LoCorr Hedged Core Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31
		Year Ended December 31, 2025
Year Ended December 31, 2025	$(87,470)	$—	$(87,470)	2028
Year Ended December 31, 2024	(178,397)	23,796	(154,601)	2027
Total	$(265,867)	$23,796	$(242,071)

LoCorr Spectrum Income Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31
		Year Ended December 31, 2025
Year Ended December 31, 2025	$(36,151)	$—	$(36,151)	2028
Year Ended December 31, 2024	(16,242)		(16,242)	2027
Total	$(52,393)	$—	$(52,393)

141

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
LoCorr Strategic Allocation Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31
		Year Ended December 31, 2025
Year Ended December 31, 2025	$ (352,082)	$11,151	$(340,931)	2028
Total	$(352,082)	$11,151	$(340,931)

For the year ended December 31, 2022, fees waived by the Adviser for the LoCorr Dynamic Opportunity Fund totaling $154,575, expired on December 31, 2025 and are no longer eligible for recovery by the Adviser.
At December 31, 2025, there were no fees subject to recovery for the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, or the LoCorr Market Trend Fund.
Rule 12b-1 Distribution Agreement
The Funds have entered into a Rule 12b-1 distribution agreement with Quasar Distributors, LLC (“Quasar”). Class A shareholders pay distribution expenses to Quasar at the annual rate not to exceed 0.25% of the Fund’s average daily net assets. Class C shareholders pay to Quasar an annual rate not to exceed 1.00%, which is comprised of 0.75% in distribution expenses and 0.25% in service fees, of the Fund’s average daily net assets. Class I shareholders pay no 12b-1 fees.
Sales Charges
Contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceed of sales of Fund shares from redemption proceeds prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the following table for the year ended December 31, 2025.

Fund	Class A CDSC Retained by Distributor	Class C CDSC Retained by Distributor
LoCorr Dynamic Opportunity Fund	$—	$—
LoCorr Hedged Core Fund	—	N/A
LoCorr Long/Short Commodities Strategy Fund	—	844
LoCorr Macro Strategies Fund	—	782
LoCorr Market Trend Fund	56	1,671
LoCorr Spectrum Income Fund	—	498
LoCorr Strategic Allocation Fund	—	N/A

6. Fund Shares
At December 31, 2025, there were an unlimited number of shares of beneﬁcial interest authorized.
Conversion Feature
Class C shares purchased directly from the Funds or through a financial intermediary, except as otherwise disclosed in the Funds’ prospectus, automatically convert to Class A shares in the month of the 8-year anniversary date of the purchase of the Class C shares, based on the relative NAV of each such class without the imposition of any sales charge, fee or other charge.

142

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
7. Federal Tax Information
The components of cost and accumulated earnings (losses) on a tax basis as of tax year end December 31, 2025 were as follows(1):

	LoCorr Dynamic Opportunity Fund	LoCorr Spectrum Income Fund
Tax cost of portfolio	$21,150,960	$54,831,947
Gross unrealized appreciation	$955,586	$13,571,060
Gross unrealized depreciation	(1,756,291)	(2,882,319)
Net unrealized depreciation	(800,705)	10,688,741
Undistributed ordinary income	42,397	—
Undistributed long-term capital gains	—	—
Total earnings accumulated	42,397	—
Other accumulated losses	(552,728)	(46,110,182)
Total distributable earnings (accumulated losses)	$(1,311,036)	$(35,421,441)

At December 31, 2025, the components of cost and unrealized appreciation/depreciation on a tax basis for tax year end September 30, 2025 were as follows(1):

	LoCorr Hedged Core Fund(2)	LoCorr Long/Short Commodities Strategy Fund(2)	LoCorr Macro Strategies Fund(2)
Tax cost of portfolio	$239,666,489	$440,414,548	$1,309,647,061
Gross unrealized appreciation	$6,048,520	$10,919,885	$45,757,721
Gross unrealized depreciation	(7,788,139)	(11,900,815)	(22,270,114)
Net unrealized depreciation	(1,739,619)	(980,930)	23,487,607

	LoCorr Market Trend Fund(2)	LoCorr Strategic Allocation Fund(2)
Tax cost of portfolio	$228,931,490	$26,379,324
Gross unrealized appreciation	$20,786,786	$6,095,290
Gross unrealized depreciation	(12,559,711)	(1,510,278)
Net unrealized appreciation	8,227,075	4,585,012

The components of distributable earnings on a tax basis for tax year end September 30, 2025 were as follows(1):

	LoCorr Hedged Core Fund(2)	LoCorr Long/Short Commodities Strategy Fund(2)	LoCorr Macro Strategies Fund(2)
Undistributed ordinary income	$3,705,359	$6,251,722	$36,629,444
Undistributed long-term capital gains	—	—	—
Total earnings accumulated	3,705,359	6,251,722	36,629,444
Other accumulated losses	(2,899,330)	(21,697,447)	(245,673,741)
Unrealized appreciation/(depreciation) on investments	(111,823)	1,579,746	39,683,330
Total distributable earnings (accumulated losses)	$694,206	$(13,865,979)	$(169,360,967)

143

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)

	LoCorr Market Trend Fund(2)	LoCorr Strategic Allocation Fund(2)
Undistributed ordinary income	$5,550,680	$492,046
Undistributed long-term capital gains	—	—
Total earnings accumulated	5,550,680	492,046
Other accumulated losses	(75,277,594)	(2,331,291)
Unrealized appreciation/(depreciation) on investments	15,403,483	3,773,228
Total distributable earnings (accumulated losses)	$(54,323,431)	$1,933,983

(1)	Total Portfolio represents aggregate amounts of Fund’s investments, securities sold short, forward currency contracts and futures contracts, where applicable.
(2)	Tax Cost is presented on a non-consolidated basis and includes each of the Fund’s investment in the respective CFC’s and the unrealized appreciation and depreciation associated with those investments.
Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributed primarily to the tax deferral of losses on wash sales, mark to market, investments in partnerships and other temporary differences.
The following reclassifications were made within the components of net assets as of December 31, 2025:

	Total Distributable Earnings/ (Accumulated Loss)	Paid-in Capital
LoCorr Dynamic Opportunity Fund	$1,122	$(1,122)
LoCorr Hedged Core Fund(a)	587,316	(587,316)
LoCorr Long/Short Commodities Strategy Fund(a)	15,908,071	(15,908,071)
LoCorr Macro Strategies Fund(a)	3,514,592	(3,514,592)
LoCorr Market Trend Fund(a)	3,555,142	(3,555,142)
LoCorr Spectrum Income Fund	370,858	(370,858)
LoCorr Strategic Allocation Fund(a)	391,578	(391,578)

(a)	Reclassification adjustments are based on tax year ended September 30, 2025.
The LoCorr Dynamic Opportunity Fund’s reclassifications are primarily the result of prior year true-ups.
The LoCorr Hedged Core Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Long/Short Commodities Strategy Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Macro Strategies Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Market Trend Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.
The LoCorr Spectrum Income Fund’s reclassifications are primarily attributable to certain reclassifications related to prior year true-ups.
The LoCorr Strategic Allocation Fund’s reclassifications are primarily attributable to certain reclassifications related to the Fund’s wholly-owned subsidiary.

144

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer no capital losses for the tax years ended September 30, 2025 and December 31, 2025.

	Post October Loss Deferral	Late Year Loss Deferral
LoCorr Dynamic Opportunity Fund	$ —	$ —
LoCorr Hedged Core Fund	—	—
LoCorr Long/Short Commodities Strategy Fund	—	—
LoCorr Macro Strategies Fund	—	—
LoCorr Market Trend Fund	—	—
LoCorr Spectrum Income Fund	—	—
LoCorr Strategic Allocation Fund	—	—

At tax years ended September 30, 2025 and December 31, 2025, non-expiring capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover
	Short-Term	Long-Term
LoCorr Dynamic Opportunity Fund(a)	$430,269	$84,089
LoCorr Hedged Core Fund(b)	586,567	1,945,005
LoCorr Long/Short Commodities Strategy Fund(b)	8,335,900	13,361,547
LoCorr Macro Strategies Fund(b)	98,825,909	142,501,802
LoCorr Market Trend Fund(b)	29,127,243	44,417,272
LoCorr Spectrum Income Fund(a)	19,644,948	25,532,096
LoCorr Strategic Allocation Fund(b)	1,222,705	962,608

(a)	Tax year ended December 31, 2025
(b)	Tax year ended September 30,2025
During the year ended December 31, 2025, the LoCorr Long/Short Commodities Strategy Fund and the LoCorr Spectrum Income Fund utilized unlimited capital loss carryover of $976,377 and $1,187,291 respectively. The LoCorr Dynamic Opportunity Fund, LoCorr Hedged Core Fund, The LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund and the LoCorr Strategic Allocation did not utilize any capital loss carryovers.
8. Line of Credit
The Trust entered into an unsecured, uncommitted Loan Agreement (“Line of Credit” or “LOC”) with U.S. Bank not individually but as an umbrella facility on behalf of the Funds in the Trust. The LOC expires on March 4, 2026. The LOC was established to provide the Funds a temporary short-term liquidity source, subject to certain restrictions, covenants and the right of setoff on the Funds’ assets, to meet unanticipated redemptions. Under terms of the LOC, borrowings for each Fund are limited to the lesser of one-third of the net unencumbered assets (including the amount borrowed) of the respective Fund, 5% of the gross assets of the respective Fund or $50 million in the aggregate for all of the Funds under this agreement. U.S. Bank, N.A. charges an interest rate per annum equal to the Prime Rate (6.75% as of December 31, 2025).
The Funds did not utilize the Line of Credit for the year ended December 31, 2025.
9. Subsequent Events
In preparing the ﬁnancial statements, the Adviser has evaluated events after December 31, 2025.

145

LoCorr Investment Trust
Notes to the Financial Statements
December 31, 2025(Continued)
Declaration of Dividends
The LoCorr Spectrum Income Fund declared the following ordinary income distributions:

Dividend Declaration Date(a)	Shareholder of Record Date	Distribution Amount per Share Class
		Class A	Class C	Class I
January 30, 2026	January 29, 2026	$0.03860	$0.03470	$0.04000
February 27, 2026	February 26, 2026	$0.03860	$0.03470	$0.04000

(a)	Ex-date, reinvest date and payable date.
The estimated characterization of the distributions paid will be an ordinary dividend, qualiﬁed dividend or return of capital. See Note 2 for additional information.
There were no additional subsequent events since December 31, 2025, through the date the ﬁnancial statements were issued that would require adjustments to or additional disclosure in these ﬁnancial statements.

146

LoCorr Investment Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
LoCorr Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, written options, forward currency contracts, futures contracts, swap contracts, and securities sold short (as applicable), of LoCorr Investment Trust comprising the funds listed below (the “Funds”) as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
LoCorr Macro Strategies Fund*, LoCorr Long/Short Commodities Strategy Fund*, and LoCorr Market Trend Fund*	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
LoCorr Dynamic Opportunity Fund and LoCorr Spectrum Income Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
LoCorr Hedged Core Fund*	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from July 10, 2024 (commencement of operations) through December 31, 2024
LoCorr Strategic Allocation Fund*	For the period from January 8, 2025 (commencement of operations) through December 31, 2025

*	The financial statements referred to throughout are consolidated.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and underlying fund sponsor; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

147

LoCorr Investment Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
We have served as the Funds’ auditor since 2011.

COHEN & COMPANY, LTD.
Greenwood Village, CO
February 27, 2026

148

LOCORR INVESTMENT TRUST
Portfolio Holdings Disclosure (Unaudited)
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-523-8637.

149

LOCORR INVESTMENT TRUST
Proxy voting policies, procedures and record (Unaudited)
You may obtain a description of the Funds’ (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent 12-month period ended December 31 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1-855-523-8637, or on the EDGAR Database on the SEC’s website (http:// www.sec.gov).

150

LoCorr Investment Trust
QUALIFIED DIVIDEND INCOME (“QDI”)/DIVIDENDS RECEIVED DEDUCTION (“DRD”) (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and growth Tax Relief Reconcilliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified income was as follows:

QDI %
LoCorr Macro Strategies Fund	0.00%
LoCorr Long/Short Commodities Strategy Fund	0.00%
LoCorr Dynamic Equity Fund	5.21%
LoCorr Market Trends Fund	0.00%
LoCorr Spectrum Income Fund	30.46%
LoCorr Hedged Core Fund	0.00%
LoCorr Strategic Allocation Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

DRD %
LoCorr Macro Strategies Fund	0.00%
LoCorr Long/Short Commodities Strategy Fund	0.00%
LoCorr Dynamic Equity Fund	5.21%
LoCorr Market Trends Fund	0.00%
LoCorr Spectrum Income Fund	13.70%
LoCorr Hedged Core Fund	0.00%
LoCorr Strategic Allocation Fund	0.00%

151

LoCorr Investment Trust
Additional Information (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Review of Management and Sub-Advisory Agreements
Counsel then referred the Trustees to Section 6 of the Board materials for the approval and renewal of the investment advisory and sub-advisory agreements.
The Trustees reviewed the memorandum provided by Counsel which had been provided to them prior to the meeting entitled, “Duties of Trustees with Respect to Approval and Renewal of Investment Advisory and Sub-Advisory Contracts”. The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act (the “Independent Trustees”), reviewed the various factors relevant to its consideration of the management agreement and the various subadvisory agreements and the legal responsibilities of the Trustees related to such consideration. These factors included the following:
•	The nature, extent and quality of the services provided by the investment adviser to the fund;
•	The investment performance of the fund and the investment adviser;
•	The costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund;
•	The extent to which economies of scale will be realized as the fund grows; and
•	Whether the fee levels reflect these economies of scale to the benefit of the shareholders.
The Trustees reviewed the responses to the 15(c) questionnaires and the management and sub-advisory agreements prior to the Meeting.
Approval of Advisory Agreement
The Trustees considered the nature, extent and quality of services to be provided to the LSA Fund and reviewed the 15(c) responses, which included a review of the key personnel of the Adviser. Counsel noted for the Trustees that there had not been any material changes in the Adviser’s personnel in the past year.
The Trustees reviewed the Adviser’s investment program for the LSA Fund its investment objective. A representative of the Adviser indicated that the Adviser oversees and continually evaluates subadvisers and that the Adviser also will provide overall portfolio and risk management consistent with the Fund’s investment strategy, guidelines and limitations.
Counsel stated that there had not been any recent litigations or examinations of the Adviser by any regulatory body. After a discussion, the Trustees concluded that the Adviser continues to be well resourced with experienced personnel and investment expertise and has provided, and is expected to provide, high quality services to the Funds and their respective shareholders.
A representative from the Adviser reviewed the Adviser’s financial statements and insurance policy with the Trustees. The Trustees concluded that, based on their review of the Adviser’s financial statements and discussions with the Adviser, the Adviser has sufficient resources to provide advisory services to each of the Funds.
The representative of the Adviser reviewed the Trust’s compliance policies and procedures and Adviser’s code of ethics. Counsel noted for the Board that the Adviser’s codes of ethics had been recently revised to cover personal trading in bitcoin and ether futures. The Board noted that there had not been any compliance issues with respect to the Adviser’s

152

LoCorr Investment Trust
Additional Information (Unaudited)(Continued)
management of other Funds. After a discussion, the Trustees concluded that the Adviser had compliance policies and procedures in place in order to perform its duties under the management agreements for the LSA Fund.
With respect to the LSA Fund, the Trustees noted the successful implementation of similar strategies for other Funds in the Trust, nothing that as a new fund, the LSA Fund did not have any performance of its own.
The Board then reviewed the proposed management fee for the LSA Fund. The Trustees noted that the proposed management fee was 1.19%. The Trustees reviewed the relevant peer group and Morningstar category averages and ranges of management fees, noting that the proposed management fee for the LSA Fund was well below the Peer Group average and within the ranges of each comparison. After a discussion, the Trustees determined that the proposed management fee was reasonable.
Approval of Sub-Advisory Agreements
P/E Investments, LLC (“P/E”), Sub-Adviser (LSA Fund & LCSA Fund Limited)
The Trustees then considered the responses provided by P/E Investments (“P/E”) in its 15(c) questionnaire. The Board first reviewed the nature, extent and quality of services to be provided by P/E to the LSA Fund. Counsel and a representative of the Adviser reviewed the personnel that would be responsible for providing services to the LSA Fund. Counsel further noted that P/E did not report having any recent compliance or litigation issues in the past 36 months. The Trustees noted that the Trust’s CCO provided a memo in the Materials that he had reviewed the compliance program for P/E and concluded that it was reasonable designed for its business. The Board observed that P/E had appropriate insurance policies in place.
The Board then reviewed P/E’s performance for the strategy it intended to use for the LSA Fund. The Trustees noted the attractive historical returns of the strategy. After a discussion, the Trustees concluded that it expected P/E to provide satisfactory performance for the Fund.
Counsel then directed the Trustees to information related to P/E’s proposed subadvisory fee, noting that P/E did not report managing any similar accounts or funds. The Trustees then reviewed P/E’s estimated profits with respect to the LSA Fund. After a discussion, the Trustees agreed that the subadvisory fee and P/E’s estimated profitability with respect to the LSA Fund was reasonable.
Having requested and received such information from P/E as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with P/E for the LSA Fund is in the best interests of the Fund and its future shareholders.
Crabel Capital Management, LLC (“Crabel”), Sub-Adviser (LSA Fund & LCSA Fund Limited)
The Trustees reviewed the responses provided by Crabel Capital Management (“Crabel”) in its 15(c) subadvisory questionnaire. The Trustees considered the nature, extent and quality of services to be provided by Crabel to the LSA Fund using its Advanced Trend trading program. A representative of the Adviser reviewed the personnel that would be responsible for providing subadvisory services to the Fund. Counsel reported to the Trustees that Crabel did not report having any recent compliance or litigation issues in the past 36 months. The Board discussed that Crabel had recently undergone a routine NFA examination but that no results had yet been reported. The Trustees noted that the Trust’s CCO provided a memo in the Materials that he had reviewed the compliance program for Crabel and concluded that it was reasonable designed for its business. A representative of the Adviser indicated that it would keep the Board informed as to any material issues that arose from the NFA examination. Counsel reviewed the insurance policies in place for Crabel with the Board.
The Board then reviewed Crabel’s performance for the trading strategy it intended to use for the LSA Fund against its chosen benchmark index. The Trustees noted the attractive returns of the strategy over the 5 -year, 10-year and since inception periods. After a discussion, the Trustees concluded that it expected Crabel to provide satisfactory performance for the Fund.

153

LoCorr Investment Trust
Additional Information (Unaudited)(Continued)
The Trustees then reviewed information related to Crabel’s proposed subadvisory fee, noting the higher fees Crabel charged for similar accounts. The Trustees then considered Crabel’s estimated profits with respect to the LSA Fund. After a discussion, the Trustees agreed that the proposed subadvisory fee and Crabel’s estimated profitability with respect to the LSA Fund was reasonable.
Having requested and received such information from Crabel as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with Crabel for the LSA Fund is in the best interests of the Fund and its future shareholders.
Parametric Portfolio Associates, LLC (“Parametric”), Sub-Adviser (LSA Fund & LCSA Fund Limited)
The Trustees then considered the responses provided by Parametric Portfolio Associates (“Parametric”) in its 15(c) questionnaire. The Board first reviewed the nature, extent and quality of services to be provided by Parametric to the LSA Fund. The Trustees noted that Parametric was an indirect subsidiary of Morgan Stanley. A representative of the Adviser reviewed Parametric’s investment strategy and its personnel that would be responsible for providing services to the LSA Fund. After a discussion, the Board noted that the key individuals at Parametric were well-qualified and had extensive industry experience. Counsel further noted that P/E did not report having any recent material compliance or litigation issues in the past 36 months. The Trustees noted that the Trust’s CCO provided a memo in the Materials that he had reviewed the compliance program for Parametric and concluded that it was reasonable designed for its business. The Board further observed that Parametric had appropriate insurance policies in place.
The Board then reviewed Parametric’s composite performance for the strategy it intended to use for the LSA Fund. The Trustees noted the historical returns of the strategy, noting that they were essentially in line with its benchmark. After a discussion, the Trustees concluded that it expected Parametric to provide satisfactory performance for the Fund.
Counsel then directed the Trustees to information related to Parametric’s proposed tiered subadvisory fee, noting that Parametric has represented that such fees were comparable to those charged to other similar subadvisory clients. The Trustees then reviewed Parametric’s estimated profits with respect to the LSA Fund. After a discussion, the Trustees agreed that the subadvisory fee and Parametric’s estimated profitability with respect to the LSA Fund was reasonable.
Having requested and received such information from Parametric as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with Parametric for the LSA Fund is in the best interests of the Fund and its future
DG Partners LLP (“DG”), Sub-Adviser (LSA Fund & LCSA Fund Limited)
The Board of Trustees then considered the responses provided by DG Partners LLP (“DG”) in its 15(c) questionnaire. The Board noted that DG was an affiliate of one of the Fund’s current subadvisers, BH-DG Systematic Trading LLP (“BHDG”), and that DG would be using the same personnel and resources as BHDG had been employing since the Fund’s inception. The Board evaluated the nature, extent and quality of services to be provided by DG to the LSA Fund, reviewing the investment and compliance personnel that would be responsible for providing services to the Fund. Counsel further noted that DG did not report having any recent compliance, regulatory or litigation issues in the past 36 months. The Trustees noted that the Trust’s CCO provided a memo in the Materials that he had reviewed the compliance program for DG and concluded that it was reasonably designed for its business.
The Trustees reviewed the subadvisers’ performance since the Fund’s since inception, noting that the Fund had not yet completed one year of operations. After a discussion, the Trustees concluded that it expected DG to provide satisfactory performance for the Fund.
Counsel then directed the Trustees to information related to DG’s subadvisory fee with the Board observing that the proposed fee was favorable compared the fee charged by DG to its private fund. The Trustees then reviewed DG’s estimated profits with respect to the LSA Fund. After a discussion, the Trustees agreed that the subadvisory fee and DG’s estimated profitability with respect to the LSA Fund was reasonable.

154

LoCorr Investment Trust
Additional Information (Unaudited)(Continued)
Having requested and received such information from DG as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with DG for the LSA Fund is in the best interests of the Fund and its future shareholders.

155

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is included as part of the Financial Statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the Financial Statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable for open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LoCorr Investment Trust

By (Signature and Title)*	/s/ Kevin Kinzie
Kevin Kinzie, Principal Executive Officer

Date	3/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Kinzie
Kevin Kinzie, Principal Executive Officer

Date	3/4/2026

By (Signature and Title)*	/s/ Jon Essen
Jon Essen, Principal Financial Officer

Date	3/4/2026

* Print the name and title of each signing officer under his or her signature.